FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
   Variable Annuity Account C
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

[ING LOGO]

Thomas J. McInerney
Chief Executive Officer
ING U.S. Financial Services

The year 2002 marked one of the more tumultuous years in stock market history. We've seen our economy and political landscape be redefined and the downfall of major corporations. But while this was happening around us, we were not disheartened. It's to our credit that we can say ING experienced several key accomplishments to take us into the New Year on a positive note.

We solidified our position as a top-five player in most of our major businesses, to the satisfaction of our 14.5 million clients. We have made significant progress on integrating all of the ING businesses. The first two years after major acquisitions are the most difficult and with that milestone behind us, I believe the future will be much brighter.

Most importantly, our company is positioned for a rapid recovery when the U.S. economy and markets improve: we've streamlined our businesses; developed several new and innovative products and services; and established our place among the competition for years to come. Our employees, the backbone of our company, have made personal sacrifices over the past two years, adding their strength and support, to complete the foundation of our "new" financial services company. With a top-notch leadership team and a talented and diverse employee workforce, we are wholly focused on creating a superior customer experience.

I truly believe the worst is behind us - both in terms of the integration and the particularly challenging economic environment. And while the markets may not rebound immediately, we will be ready to make the most of it when they do. We've already done what some companies are just starting to do. I'm very optimistic about the future, and hope you are, too. I encourage you to use the information and tools we provide to help you make sense of these volatile times and to make sure your investments reflect the right strategy for you.

As always, thank you for your loyalty and confidence in ING - we remain dedicated to helping you achieve your financial goals.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                           1

Audited Financial Statements

Statement of Assets and Liabilities                      3
Statement of Operations                                 13
Statements of Changes in Net Assets                     21
Notes to Financial Statements                           39

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century(R) Income & Growth, Calvert Social Balanced, Chapman DEM(R) Equity, Evergreen Special Values, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs(R) Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.
                                                         CAPITAL        AIM V.I. CORE       AIM V.I.          AIM V.I.
                                                      APPRECIATION         EQUITY            GROWTH        PREMIER EQUITY
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    15,302,170   $    34,727,788   $    11,402,870   $    15,976,509
                                                     ---------------------------------------------------------------------
Total assets                                              15,302,170        34,727,788        11,402,870        15,976,509
                                                     ---------------------------------------------------------------------

Net assets                                           $    15,302,170   $    34,727,788   $    11,402,870   $    15,976,509
                                                     =====================================================================

NET ASSETS
  Accumulation units                                 $    15,302,170   $    34,727,788   $    11,402,870   $    15,972,875
  Contracts in payout (annuitization) period                       -                 -                 -             3,634
                                                     ---------------------------------------------------------------------
Total net assets                                     $    15,302,170   $    34,727,788   $    11,402,870   $    15,976,509
                                                     =====================================================================

Total number of shares                                       931,355         2,044,013         1,009,104           984,988
                                                     =====================================================================

Cost of shares                                       $    27,169,105   $    55,961,106   $    22,378,571   $    25,419,089
                                                     =====================================================================

                                                                                         FIDELITY(R) VIP
                                                     FIDELITY(R) VIP   FIDELITY(R) VIP      II ASSET       FIDELITY(R) VIP
                                                       HIGH INCOME        OVERSEAS         MANAGER(SM)     II CONTRAFUND(R)
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     3,569,431   $    14,075,625   $    18,234,943   $   382,355,956
                                                     ---------------------------------------------------------------------
Total assets                                               3,569,431        14,075,625        18,234,943       382,355,956
                                                     ---------------------------------------------------------------------

Net assets                                           $     3,569,431   $    14,075,625   $    18,234,943   $   382,355,956
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $     3,490,279   $    14,075,625   $    18,234,943   $   382,355,956
  Contracts in payout (annuitization) period                  79,152                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total net assets                                     $     3,569,431   $    14,075,625   $    18,234,943   $   382,355,956
                                                     =====================================================================

Total number of shares                                       601,928         1,281,933         1,430,192        21,124,638
                                                     =====================================================================

Cost of shares                                       $     3,487,045   $    14,176,712   $    23,014,744   $   441,961,812
                                                     =====================================================================

                                                        AMERICAN
                                                       CENTURY(R)
                                                        INCOME &       CALVERT SOCIAL        CHAPMAN
                                                         GROWTH           BALANCED        DEM(R) EQUITY
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     1,151,538   $    49,765,944   $        50,727
                                                     ---------------------------------------------------
Total assets                                               1,151,538        49,765,944            50,727
                                                     ---------------------------------------------------

Net assets                                           $     1,151,538   $    49,765,944   $        50,727
                                                     ===================================================

NET ASSETS
  Accumulation units                                 $     1,151,538   $    49,765,944   $        50,727
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $     1,151,538   $    49,765,944   $        50,727
                                                     ===================================================

Total number of shares                                        53,017        33,177,296             3,911
                                                     ===================================================

Cost of shares                                       $     1,255,031   $    65,503,300   $        50,688
                                                     ===================================================

                                                        EVERGREEN      FIDELITY(R) VIP     FIDELITY (R)
                                                     SPECIAL VALUES     EQUITY-INCOME      VIP GROWTH
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     9,367,029   $   226,894,688   $   277,743,563
                                                     ---------------------------------------------------
Total assets                                               9,367,029       226,894,688       277,743,563
                                                     ---------------------------------------------------

Net assets                                           $     9,367,029   $   226,894,688   $   277,743,563
                                                     ===================================================

NET ASSETS
  Accumulation units                                 $     9,367,029   $   226,894,688   $   277,743,563
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $     9,367,029   $   226,894,688   $   277,743,563
                                                     ===================================================

Total number of shares                                       526,533        12,494,201        11,849,128
                                                     ===================================================

Cost of shares                                       $    10,561,926   $   287,231,109   $   488,368,114
                                                     ===================================================

                                                                       FRANKLIN SMALL
                                                     FIDELITY(R) VIP      CAP VALUE       ING GET FUND
                                                      II INDEX 500       SECURITIES        - SERIES D
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    72,668,180   $     7,950,623   $   234,065,966
                                                     ---------------------------------------------------
Total assets                                              72,668,180         7,950,623       234,065,966
                                                     ---------------------------------------------------

Net assets                                           $    72,668,180   $     7,950,623   $   234,065,966
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $    72,668,180   $     7,950,623   $   234,065,966
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $    72,668,180   $     7,950,623   $   234,065,966
                                                     ===================================================

Total number of shares                                       727,264           827,328        24,927,153
                                                     ===================================================

Cost of shares                                       $   106,118,703   $     9,107,461   $   249,676,088
                                                     ===================================================

                                                      ING GET FUND      ING GET FUND      ING GET FUND
                                                       - SERIES E        - SERIES G        - SERIES H
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   104,443,250   $    29,756,120   $    23,281,513
                                                     ---------------------------------------------------
Total assets                                             104,443,250        29,756,120        23,281,513
                                                     ---------------------------------------------------

Net assets                                           $   104,443,250   $    29,756,120   $    23,281,513
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $   104,443,250   $    29,756,120   $    23,281,513
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $   104,443,250   $    29,756,120   $    23,281,513
                                                     ===================================================

Total number of shares                                    10,614,151         2,975,612         2,296,007
                                                     ===================================================

Cost of shares                                       $   106,632,181   $    29,936,312   $    23,223,042
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                      ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                                       - SERIES I        - SERIES J        - SERIES K        - SERIES L
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     1,190,362   $       394,292   $     2,047,826   $     1,186,527
                                                     ---------------------------------------------------------------------
Total assets                                               1,190,362           394,292         2,047,826         1,186,527
                                                     ---------------------------------------------------------------------

Net assets                                           $     1,190,362   $       394,292   $     2,047,826   $     1,186,527
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $     1,190,362   $       394,292   $     2,047,826   $     1,186,527
  Contracts in payout (annuitization) period                       -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total net assets                                     $     1,190,362   $       394,292   $     2,047,826   $     1,186,527
                                                     =====================================================================

Total number of shares                                       117,741            39,116           199,399           117,246
                                                     =====================================================================

Cost of shares                                       $     1,188,754   $       394,747   $     2,012,943   $     1,180,764
                                                     =====================================================================

                                                                           ING VP            ING VP            ING VP
                                                         ING VP           STRATEGIC         STRATEGIC         STRATEGIC
                                                         NATURAL         ALLOCATION        ALLOCATION        ALLOCATION
                                                        RESOURCES         BALANCED           GROWTH            INCOME
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    11,896,576   $    47,846,175   $    56,046,181   $    31,609,658
                                                     ---------------------------------------------------------------------
Total assets                                              11,896,576        47,846,175        56,046,181        31,609,658
                                                     ---------------------------------------------------------------------

Net assets                                           $    11,896,576   $    47,846,175   $    56,046,181   $    31,609,658
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $    11,896,576   $    47,794,848   $    56,046,181   $    31,470,513
  Contracts in payout (annuitization) period                       -            51,327                 -           139,145
                                                     ---------------------------------------------------------------------

Total net assets                                     $    11,896,576   $    47,846,175   $    56,046,181   $    31,609,658
                                                     =====================================================================

Total number of shares                                       981,566         4,405,725         5,184,661         2,850,285
                                                     =====================================================================

Cost of shares                                       $    12,708,977   $    59,004,768   $    74,037,659   $    35,088,436
                                                     =====================================================================

                                                      ING GET FUND      ING GET FUND         ING VP
                                                       - SERIES Q        - SERIES S         BALANCED
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     5,031,188   $    46,557,649   $   597,925,305
                                                     ---------------------------------------------------
Total assets                                               5,031,188        46,557,649       597,925,305
                                                     ---------------------------------------------------

Net assets                                           $     5,031,188   $    46,557,649   $   597,925,305
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $     5,031,188   $    46,557,649   $   573,462,934
  Contracts in payout (annuitization) period                       -                 -        24,462,371
                                                     ---------------------------------------------------
Total net assets                                     $     5,031,188   $    46,557,649   $   597,925,305
                                                     ===================================================

Total number of shares                                       501,114         4,623,401        55,724,632
                                                     ===================================================

Cost of shares                                       $     5,014,965   $    46,306,520   $   821,591,024
                                                     ===================================================

                                                                           ING VP
                                                                          EMERGING        ING VP MONEY
                                                       ING VP BOND         MARKETS           MARKET
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   458,177,528   $     5,019,814   $   368,845,834
                                                     ---------------------------------------------------
Total assets                                             458,177,528         5,019,814       368,845,834
                                                     ---------------------------------------------------

Net assets                                           $   458,177,528   $     5,019,814   $   368,845,834
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $   451,430,952   $     5,019,814   $   368,696,690
  Contracts in payout (annuitization) period               6,746,576                 -           149,144
                                                     ---------------------------------------------------
Total net assets                                     $   458,177,528   $     5,019,814   $   368,845,834
                                                     ===================================================

Total number of shares                                    33,863,823         1,123,001        28,317,429
                                                     ===================================================

Cost of shares                                       $   443,239,488   $     5,127,345   $   368,199,368
                                                     ===================================================

                                                        ING ALGER         ING ALGER
                                                       AGGRESSIVE        AGGRESSIVE
                                                     GROWTH - INITIAL     GROWTH -          ING ALGER
                                                         CLASS          SERVICE CLASS        GROWTH
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $             2   $       901,506   $       254,944
                                                     ---------------------------------------------------
Total assets                                                       2           901,506           254,944
                                                     ---------------------------------------------------

Net assets                                           $             2   $       901,506   $       254,944
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $             2   $       901,506   $       254,944
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $             2   $       901,506   $       254,944
                                                     ===================================================

Total number of shares                                             -           177,113            38,686
                                                     ===================================================

Cost of shares                                       $             -   $       946,220   $       268,953
                                                     ===================================================

                                                      ING AMERICAN        ING BARON
                                                      CENTURY SMALL       SMALL CAP         ING DSI
                                                        CAP VALUE          GROWTH        ENHANCED INDEX
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     1,833,983   $     3,238,742   $       125,587
                                                     ---------------------------------------------------
Total assets                                               1,833,983         3,238,742           125,587
                                                     ---------------------------------------------------

Net assets                                           $     1,833,983   $     3,238,742   $       125,587
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $     1,833,983   $     3,238,742   $       125,587
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $     1,833,983   $     3,238,742   $       125,587
                                                     ===================================================

Total number of shares                                       225,029           369,719            19,966
                                                     ===================================================

Cost of shares                                       $     1,862,566   $     3,226,321   $       128,262
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                       ING GOLDMAN      ING JPMORGAN                           ING MFS
                                                     SACHS(R) CAPITAL      FLEMING        ING JPMORGAN         CAPITAL
                                                         GROWTH         INTERNATIONAL     MID CAP VALUE     OPPORTUNITIES
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       347,106   $   107,839,182   $     1,038,243   $   129,150,107
                                                     ---------------------------------------------------------------------
Total assets                                                 347,106       107,839,182         1,038,243       129,150,107
                                                     ---------------------------------------------------------------------

Net assets                                           $       347,106   $   107,839,182   $     1,038,243   $   129,150,107
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $       347,106   $   107,835,642   $     1,038,243   $   128,920,319
  Contracts in payout (annuitization) period                       -             3,540                 -           229,788
                                                     ---------------------------------------------------------------------
Total net assets                                     $       347,106   $   107,839,182   $     1,038,243   $   129,150,107
                                                     =====================================================================

Total number of shares                                        41,421        13,199,410           112,486         6,818,907
                                                     =====================================================================

Cost of shares                                       $       360,110   $   108,496,384   $     1,012,561   $   280,137,645
                                                     =====================================================================

                                                       ING SALOMON       ING T. ROWE         ING UBS          ING VAN
                                                        BROTHERS        PRICE GROWTH      TACTICAL ASSET       KAMPEN
                                                     INVESTORS VALUE       EQUITY          ALLOCATION         COMSTOCK
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       635,447   $   169,888,791   $       474,490   $     8,174,710
                                                     ---------------------------------------------------------------------
Total assets                                                 635,447       169,888,791           474,490         8,174,710
                                                     ---------------------------------------------------------------------

Net assets                                           $       635,447   $   169,888,791   $       474,490   $     8,174,710
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $       635,447   $   169,696,407   $       474,490   $     8,174,710
  Contracts in payout (annuitization) period                       -           192,384                 -                 -
                                                     ---------------------------------------------------------------------
Total net assets                                     $       635,447   $   169,888,791   $       474,490   $     8,174,710
                                                     =====================================================================

Total number of shares                                        63,928         4,897,342            19,870           980,181
                                                     =====================================================================

Cost of shares                                       $       651,969   $   238,520,833   $       478,471   $     8,555,012
                                                     =====================================================================

                                                         ING MFS           ING MFS          ING OPCAP
                                                      GLOBAL GROWTH       RESEARCH       BALANCED VALUE
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       202,106   $   114,492,117   $       515,293
                                                     ---------------------------------------------------
Total assets                                                 202,106       114,492,117           515,293
                                                     ---------------------------------------------------

Net assets                                           $       202,106   $   114,492,117   $       515,293
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $       202,106   $   114,492,117   $       515,293
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $       202,106   $   114,492,117   $       515,293
                                                     ===================================================

Total number of shares                                        24,089        18,861,963            53,454
                                                     ===================================================

Cost of shares                                       $       206,850   $   193,786,491   $       496,953
                                                     ===================================================

                                                                         ING SALOMON
                                                                          BROTHERS
                                                        ING PIMCO        AGGRESSIVE       ING SALOMON
                                                      TOTAL RETURN         GROWTH       BROTHERS CAPITAL
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    16,278,729   $   175,926,908   $       244,020
                                                     ---------------------------------------------------
Total assets                                              16,278,729       175,926,908           244,020
                                                     ---------------------------------------------------

Net assets                                           $    16,278,729   $   175,926,908   $       244,020
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $    16,278,729   $   175,863,899   $       244,020
  Contracts in payout (annuitization) period                       -            63,009                 -
                                                     ---------------------------------------------------
Total net assets                                     $    16,278,729   $   175,926,908   $       244,020
                                                     ===================================================

Total number of shares                                     1,543,008         6,676,543            20,386
                                                     ===================================================

Cost of shares                                       $    16,088,863   $   334,595,176   $       248,054
                                                     ===================================================

                                                         ING VP
                                                       GROWTH AND          ING VP         ING VP INDEX
                                                         INCOME            GROWTH         PLUS LARGECAP
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $ 2,141,417,737   $    76,538,648   $   378,460,454
                                                     ---------------------------------------------------
Total assets                                           2,141,417,737        76,538,648       378,460,454
                                                     ---------------------------------------------------

Net assets                                           $ 2,141,417,737   $    76,538,648   $   378,460,454
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $ 1,990,415,867   $    76,358,588   $   376,938,885
  Contracts in payout (annuitization) period             151,001,870           180,060         1,521,569
                                                     ---------------------------------------------------
Total net assets                                     $ 2,141,417,737   $    76,538,648   $   378,460,454
                                                     ===================================================

Total number of shares                                   147,683,982        11,173,525        34,881,148
                                                     ===================================================

Cost of shares                                       $ 4,531,485,244   $   161,832,623   $   594,877,437
                                                     ===================================================

                                                                                             ING VP
                                                      ING VP INDEX      ING VP INDEX      INTERNATIONAL
                                                       PLUS MIDCAP      PLUS SMALLCAP        EQUITY
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   144,261,308   $    54,578,838   $     8,248,014
                                                     ---------------------------------------------------
Total assets                                             144,261,308        54,578,838         8,248,014
                                                     ---------------------------------------------------

Net assets                                           $   144,261,308   $    54,578,838   $     8,248,014
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $   144,261,308   $    54,578,838   $     8,248,014
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $   144,261,308   $    54,578,838   $     8,248,014
                                                     ===================================================

Total number of shares                                    12,163,685         5,485,310         1,426,992
                                                     ===================================================

Cost of shares                                       $   166,481,077   $    62,998,466   $     8,178,095
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                                                               ING VP
                                                      ING VP SMALL         ING VP         ING VP VALUE         GROWTH
                                                         COMPANY         TECHNOLOGY        OPPORTUNITY      OPPORTUNITIES
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   115,084,753   $    23,001,421   $   115,345,438   $       158,478
                                                     ---------------------------------------------------------------------
Total assets                                             115,084,753        23,001,421       115,345,438           158,478
                                                     ---------------------------------------------------------------------

Net assets                                           $   115,084,753   $    23,001,421   $   115,345,438   $       158,478
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $   114,964,528   $    23,001,421   $   115,345,438   $       158,478
  Contracts in payout (annuitization) period                 120,225                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total net assets                                     $   115,084,753   $    23,001,421   $   115,345,438   $       158,478
                                                     =====================================================================

Total number of shares                                     9,026,255         8,647,151        11,806,084            42,261
                                                     =====================================================================

Cost of shares                                       $   135,422,314   $    28,733,349   $   162,987,582   $       180,770
                                                     =====================================================================

                                                                                                             JANUS ASPEN
                                                       JANUS ASPEN       JANUS ASPEN                           SERIES
                                                     SERIES CAPITAL    SERIES FLEXIBLE     JANUS ASPEN        WORLDWIDE
                                                      APPRECIATION         INCOME         SERIES GROWTH        GROWTH
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     2,019,288   $    92,270,717   $   199,166,215   $   513,442,582
                                                     ---------------------------------------------------------------------
Total assets                                               2,019,288        92,270,717       199,166,215       513,442,582
                                                     ---------------------------------------------------------------------

Net assets                                           $     2,019,288   $    92,270,717   $   199,166,215   $   513,442,582
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $     2,019,288   $    92,270,717   $   198,755,985   $   512,890,464
  Contracts in payout (annuitization) period                       -                 -           410,230           552,118
                                                     ---------------------------------------------------------------------
Total net assets                                     $     2,019,288   $    92,270,717   $   199,166,215   $   513,442,582
                                                     =====================================================================

Total number of shares                                       117,128         7,501,684        13,632,184        24,391,572
                                                     =====================================================================

Cost of shares                                       $     2,177,031   $    89,156,434   $   390,279,371   $   845,300,790
                                                     =====================================================================

                                                         ING VP                              ING VP
                                                      INTERNATIONAL        ING VP            MIDCAP
                                                          VALUE           MAGNACAP        OPPORTUNITIES
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    12,824,988   $       543,704   $       456,669
                                                     ---------------------------------------------------
Total assets                                              12,824,988           543,704           456,669
                                                     ---------------------------------------------------

Net assets                                           $    12,824,988   $       543,704   $       456,669
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $    12,824,988   $       543,704   $       456,669
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $    12,824,988   $       543,704   $       456,669
                                                     ===================================================

Total number of shares                                     1,491,278            79,722           101,482
                                                     ===================================================

Cost of shares                                       $    14,075,662   $       602,186   $       481,168
                                                     ===================================================

                                                         ING VP          JANUS ASPEN
                                                        SMALLCAP      SERIES AGGRESSIVE    JANUS ASPEN
                                                      OPPORTUNITIES        GROWTH        SERIES BALANCED
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     2,239,400   $   369,183,603   $   353,540,115
                                                     ---------------------------------------------------
Total assets                                               2,239,400       369,183,603       353,540,115
                                                     ---------------------------------------------------

Net assets                                           $     2,239,400   $   369,183,603   $   353,540,115
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $     2,239,400   $   369,183,603   $   353,540,115
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $     2,239,400   $   369,183,603   $   353,540,115
                                                     ===================================================

Total number of shares                                       210,272        23,307,046        17,170,477
                                                     ===================================================

Cost of shares                                       $     2,965,983   $ 1,026,974,501   $   406,085,791
                                                     ===================================================

                                                                         LORD ABBETT       LORD ABBETT
                                                                          GROWTH AND      MID-CAP VALUE
                                                      JANUS TWENTY         INCOME           - CLASS A
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       382,575   $    12,172,231   $        21,419
                                                     ---------------------------------------------------
Total assets                                                 382,575        12,172,231            21,419
                                                     ---------------------------------------------------

Net assets                                           $       382,575   $    12,172,231   $        21,419
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $       382,575   $    12,172,231   $        21,419
  Contracts in payout (annuitization) period                       -                 -                 -
                                                     ---------------------------------------------------
Total net assets                                     $       382,575   $    12,172,231   $        21,419
                                                     ===================================================

Total number of shares                                        13,188           646,428             1,392
                                                     ===================================================

Cost of shares                                       $       522,388   $    13,083,528   $        21,216
                                                     ===================================================

                                                                                           OPPENHEIMER
                                                       LORD ABBETT      MFS(R) TOTAL       AGGRESSIVE
                                                      MID-CAP VALUE        RETURN            GROWTH
                                                     ---------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    10,124,322   $    39,338,031   $         2,970
                                                     ---------------------------------------------------
Total assets                                              10,124,322        39,338,031             2,970
                                                     ---------------------------------------------------

Net assets                                           $    10,124,322   $    39,338,031   $         2,970
                                                     ===================================================

NET ASSETS:
  Accumulation units                                 $    10,124,322   $    39,338,031   $             -
  Contracts in payout (annuitization) period                       -                 -             2,970
                                                     ---------------------------------------------------
Total net assets                                     $    10,124,322   $    39,338,031   $         2,970
                                                     ===================================================

Total number of shares                                       730,471         2,295,101               102
                                                     ===================================================

Cost of shares                                       $    10,553,740   $    41,792,393   $         3,667
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                                          OPPENHEIMER
                                                       OPPENHEIMER       OPPENHEIMER      MAIN STREET
                                                        DEVELOPING         GLOBAL           GROWTH &         OPPENHEIMER
                                                         MARKETS          SECURITIES         INCOME        STRATEGIC BOND
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     1,294,154   $   117,399,787   $        28,115   $    16,661,898
                                                     ---------------------------------------------------------------------
Total assets                                               1,294,154       117,399,787            28,115        16,661,898
                                                     ---------------------------------------------------------------------

Net assets                                           $     1,294,154   $   117,399,787   $        28,115   $    16,661,898
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $     1,294,154   $   117,399,787   $             -   $    16,650,286
  Contracts in payout (annuitization) period                       -                 -            28,115            11,612
                                                     ---------------------------------------------------------------------
Total net assets                                     $     1,294,154   $   117,399,787   $        28,115   $    16,661,898
                                                     =====================================================================

Total number of shares                                       100,556         6,632,756             1,835         3,645,930
                                                     =====================================================================

Cost of shares                                       $     1,264,228   $   149,703,343   $        33,098   $    16,181,796
                                                     =====================================================================

                                                        PAX WORLD      PIONEER EQUITY      PIONEER FUND      PIONEER MID
                                                         BALANCED        INCOME VCT            VCT          CAP VALUE VCT
                                                     ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $     1,604,811   $     3,782,466   $       431,901   $     2,143,337
                                                     ---------------------------------------------------------------------
Total assets                                               1,604,811         3,782,466           431,901         2,143,337
                                                     ---------------------------------------------------------------------

Net assets                                           $     1,604,811   $     3,782,466   $       431,901   $     2,143,337
                                                     =====================================================================

NET ASSETS:
  Accumulation units                                 $     1,604,811   $     3,782,466   $       431,901   $     2,143,337
  Contracts in payout (annuitization) period                       -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total net assets                                     $     1,604,811   $     3,782,466   $       431,901   $     2,143,337
                                                     =====================================================================

Total number of shares                                        90,057           250,329            28,266           143,463
                                                     =====================================================================

Cost of shares                                       $     1,768,536   $     3,950,199   $       447,852   $     2,237,693
                                                     =====================================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                         AIM V.I.
                                                         CAPITAL        AIM V.I. CORE       AIM V.I.          AIM V.I.
                                                       APPRECIATION         EQUITY           GROWTH         PREMIER EQUITY
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $             -   $       128,392   $             -   $        64,509
                                                     ---------------------------------------------------------------------
Total investment income                                            -           128,392                 -            64,509

Expenses:
  Mortality and expense risk and other
    charges                                                  182,097           428,397           144,737           197,291
                                                     ---------------------------------------------------------------------
Total expenses                                               182,097           428,397           144,737           197,291
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                (182,097)         (300,005)         (144,737)         (132,782)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (3,280,466)       (5,332,064)       (5,229,503)       (3,657,522)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                         (3,280,466)       (5,332,064)       (5,229,503)       (3,657,522)

Net unrealized appreciation
  (depreciation) of investments                           (1,536,061)       (1,623,467)          109,770        (3,590,929)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (4,998,624)  $    (7,255,536)  $    (5,264,470)  $    (7,381,233)
                                                     =====================================================================

                                                                                                           FRANKLIN SMALL
                                                   FIDELITY(R) VIP II  FIDELITY(R) VIP   FIDELITY(R) VIP      CAP VALUE
                                                    ASSET MANAGER(SM)  II CONTRAFUND(R)   II INDEX 500       SECURITIES
                                                   -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       791,164   $     2,996,178   $     1,112,964   $        22,089
                                                     ---------------------------------------------------------------------
Total investment income                                      791,164         2,996,178         1,112,964            22,089

Expenses:
  Mortality and expense risk and other
    charges                                                  199,891         4,047,005           853,969            45,518
                                                     ---------------------------------------------------------------------
Total expenses                                               199,891         4,047,005           853,969            45,518
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                 591,273        (1,050,827)          258,995           (23,429)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     (683,859)        3,612,614        (5,339,241)         (435,223)
Capital gains distributions                                        -                 -                 -           154,511
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                           (683,859)        3,612,614        (5,339,241)         (280,712)

Net unrealized appreciation
  (depreciation) of investments                           (2,081,878)      (44,845,411)      (17,807,942)       (1,169,760)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (2,174,464)  $   (42,283,624)  $   (22,888,188)  $    (1,473,901)
                                                     =====================================================================

                                                         AMERICAN
                                                        CENTURY(R)      CALVERT
                                                         INCOME &       SOCIAL           CHAPMAN         EVERGREEN
                                                         GROWTH         BALANCED      DEM(R) EQUITY    SPECIAL VALUES
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     11,574    $   1,460,463    $           -    $            -
                                                     ----------------------------------------------------------------
Total investment income                                    11,574        1,460,463                -                 -

Expenses:
  Mortality and expense risk and other
    charges                                                 9,389          556,045            1,021            77,529
                                                     ----------------------------------------------------------------
Total expenses                                              9,389          556,045            1,021            77,529
                                                     ----------------------------------------------------------------
Net investment income (loss)                                2,185          904,418           (1,021)          (77,529)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (137,793)        (503,998)         (37,967)         (136,508)
Capital gains distributions                                     -                -                -           280,813
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                        (137,793)        (503,998)         (37,967)          144,305

Net unrealized appreciation
  (depreciation) of investments                           (89,471)      (8,105,310)          (7,677)       (1,182,263)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $   (225,079)   $  (7,704,890)   $     (46,665)   $   (1,115,487)
                                                     ================================================================

                                                     FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      EQUITY-INCOME         GROWTH           HIGH INCOME         OVERSEAS
                                                     ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     3,847,730    $       826,831    $       267,544    $       107,102
                                                     ------------------------------------------------------------------------
Total investment income                                    3,847,730            826,831            267,544            107,102

Expenses:
  Mortality and expense risk and other
    charges                                                2,562,270          3,532,603             29,104            170,215
                                                     ------------------------------------------------------------------------
Total expenses                                             2,562,270          3,532,603             29,104            170,215
                                                     ------------------------------------------------------------------------
Net investment income (loss)                               1,285,460         (2,705,772)           238,440            (63,113)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (1,489,070)        (3,719,368)          (294,898)        (1,463,601)
Capital gains distributions                                5,237,189                  -                  -                  -
                                                     ------------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                          3,748,119         (3,719,368)          (294,898)        (1,463,601)

Net unrealized appreciation
  (depreciation) of investments                          (54,582,388)      (119,137,622)           132,233            234,402
                                                     ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $   (49,548,809)   $  (125,562,762)   $        75,775    $    (1,292,312)
                                                     ========================================================================

                                                        ING GET          ING GET          ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           C                D                E                G
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -   $  11,223,143    $   4,475,555    $   1,217,952
                                                     ---------------------------------------------------------------
Total investment income                                          -      11,223,143        4,475,555        1,217,952

Expenses:
  Mortality and expense risk and other
    charges                                                      -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Total expenses                                                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Net investment income (loss)                                     -       7,760,275        2,970,976          778,552

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                          -      (3,074,187)        (463,497)         (98,487)
Capital gains distributions                                      -               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                                -      (3,074,187)        (463,497)         (98,487)

Net unrealized appreciation
  (depreciation) of investments                                  -      (6,395,383)         395,754          396,324
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $           -   $  (1,709,295)   $   2,903,233    $   1,076,389
                                                     ===============================================================

                                                        ING GET          ING GET          ING GET         ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES   FUND - SERIES
                                                          H                I                J               K
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     884,658    $      43,214    $      13,444   $      59,139
                                                     ---------------------------------------------------------------
Total investment income                                    884,658           43,214           13,444          59,139

Expenses:
  Mortality and expense risk and other
    charges                                                337,023           21,316            6,731          29,131
                                                     ---------------------------------------------------------------
Total expenses                                             337,023           21,316            6,731          29,131
                                                     ---------------------------------------------------------------
Net investment income (loss)                               547,635           21,898            6,713          30,008

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    (18,834)            (569)            (125)         (1,488)
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                          (18,834)            (569)            (125)         (1,488)

Net unrealized appreciation
  (depreciation) of investments                            261,776           20,808            9,404          61,491
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $     790,577    $      42,137    $      15,992   $      90,011
                                                     ===============================================================

SEE ACCOMPANYING NOTES.

                                                         ING GET           ING GET           ING GET
                                                      FUND - SERIES     FUND - SERIES     FUND - SERIES        ING VP
                                                           L                 Q                 S              BALANCED
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           643   $        98,661   $       297,798   $     7,228,682
 Total investment income                                         643            98,661           297,798         7,228,682

Expenses:
  Mortality and expense risk and other
    charges                                                   15,737            58,960           213,567         7,557,547
                                                     ---------------------------------------------------------------------
Total expenses                                                15,737            58,960           213,567         7,557,547
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                 (15,094)           39,701            84,231          (328,865)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                       (3,830)            1,001             1,225       (34,343,919)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                             (3,830)            1,001             1,225       (34,343,919)

Net unrealized appreciation
  (depreciation) of investments                               33,101            14,598           251,129       (50,313,550)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $        14,177   $        55,300   $       336,585   $   (84,986,334)
                                                     =====================================================================

                                                        ING ALGER
                                                        AGGRESSIVE                         ING AMERICAN      ING BARON
                                                         GROWTH -         ING ALGER       CENTURY SMALL      SMALL CAP
                                                      SERVICE CLASS        GROWTH           CAP VALUE          GROWTH
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $             -   $             -   $           397   $             -
                                                     ---------------------------------------------------------------------
Total investment income                                            -                 -               397                 -

Expenses:
  Mortality and expense risk and other
  charges                                                      3,836               874             8,884            12,030
                                                     ---------------------------------------------------------------------
Total expenses                                                 3,836               874             8,884            12,030
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                  (3,836)             (874)           (8,487)          (12,030)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                      (31,634)           (3,216)         (121,450)          (91,546)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                            (31,634)           (3,216)         (121,450)          (91,546)

Net unrealized appreciation
  (depreciation) of investments                              (44,714)          (14,009)          (28,584)           12,422
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $       (80,184)  $       (18,099)  $      (158,521)  $       (91,154)
                                                     =====================================================================

                                                                       ING VP                             ING VP
                                                                      EMERGING          ING VP            NATURAL
                                                      ING VP BOND      MARKETS       MONEY MARKET       RESOURCES
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $ 13,979,625   $           -    $  14,043,117    $       22,713
                                                     ---------------------------------------------------------------
Total investment income                                13,979,625               -       14,043,117            22,713

Expenses:
  Mortality and expense risk and other
    charges                                             4,627,415          60,027        3,562,468           130,706
                                                     ---------------------------------------------------------------
Total expenses                                          4,627,415          60,027        3,562,468           130,706
                                                     ---------------------------------------------------------------
Net investment income (loss)                            9,352,210         (60,027)      10,480,649          (107,993)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 1,537,440         (12,437)      (7,043,074)         (496,464)
Capital gains distributions                             1,998,967               -                -                 -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                       3,536,407         (12,437)      (7,043,074)         (496,464)

Net unrealized appreciation
  (depreciation) of investments                        16,434,247        (364,864)      (1,171,791)           60,037
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 29,322,864   $    (437,328)   $   2,265,784    $     (544,420)
                                                     ===============================================================

                                                         ING VP              ING VP             ING VP          ING ALGER
                                                       STRATEGIC           STRATEGIC          STRATEGIC        AGGRESSIVE
                                                       ALLOCATION          ALLOCATION         ALLOCATION         GROWTH -
                                                        BALANCED             GROWTH             INCOME        INITIAL CLASS
                                                     ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     1,355,671    $     1,073,695    $     1,180,083    $             -
                                                     ------------------------------------------------------------------------
Total investment income                                    1,355,671          1,073,695          1,180,083                  -

Expenses:
  Mortality and expense risk and other
    charges                                                  586,135            682,897            378,761                  -
                                                     ------------------------------------------------------------------------
Total expenses                                               586,135            682,897            378,761                  -
                                                     ------------------------------------------------------------------------
Net investment income (loss)                                 769,536            390,798            801,322                  -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (1,102,064)        (1,461,955)          (969,993)                 -
Capital gains distributions                                        -                  -                  -                  -
                                                     ------------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                         (1,102,064)        (1,461,955)          (969,993)                 -

Net unrealized appreciation
  (depreciation) of investments                           (5,686,989)        (8,837,831)        (1,818,919)                 -
                                                     ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (6,019,517)   $    (9,908,988)   $    (1,987,590)   $             -
                                                     ========================================================================

                                                                      ING GOLDMAN          ING               ING
                                                        ING DSI        SACHS(R)          JPMORGAN         JPMORGAN
                                                       ENHANCED         CAPITAL          FLEMING           MID CAP
                                                        INDEX           GROWTH        INTERNATIONAL         VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         30    $           7    $     787,040    $        1,944
                                                     ----------------------------------------------------------------
Total investment income                                        30                7          787,040             1,944

Expenses:
  Mortality and expense risk and other
    charges                                                   515            1,118        1,357,529             4,541
                                                     ----------------------------------------------------------------
Total expenses                                                515            1,118        1,357,529             4,541
                                                     ----------------------------------------------------------------
Net investment income (loss)                                 (485)          (1,111)        (570,489)           (2,597)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    (4,889)          (4,786)     (16,743,987)          (24,056)
Capital gains distributions                                     2                -                -                 -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                          (4,887)          (4,786)     (16,743,987)          (24,056)

Net unrealized appreciation
  (depreciation) of investments                            (2,676)         (13,003)      (1,962,516)           25,682
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $     (8,048)   $     (18,900)   $ (19,276,992)   $         (971)
                                                     ================================================================

                                                         ING MFS            ING MFS                              ING OPCAP
                                                         CAPITAL            GLOBAL             ING MFS           BALANCED
                                                      OPPORTUNITIES         GROWTH            RESEARCH             VALUE
                                                     ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $             -    $             -    $       289,444    $            63
                                                     ------------------------------------------------------------------------
Total investment income                                            -                  -            289,444                 63

Expenses:
  Mortality and expense risk and other
    charges                                                1,732,432                804          1,536,082              1,534
                                                     ------------------------------------------------------------------------
Total expenses                                             1,732,432                804          1,536,082              1,534
                                                     ------------------------------------------------------------------------
Net investment income (loss)                              (1,732,432)              (804)        (1,246,638)            (1,471)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (12,395,860)            (6,443)        (9,551,678)            (3,740)
Capital gains distributions                                        -                  -                  -              2,338
                                                     ------------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                        (12,395,860)            (6,443)        (9,551,678)            (1,402)

Net unrealized appreciation
  (depreciation) of investments                          (50,689,147)            (4,744)       (32,212,734)            18,340
                                                     ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $   (64,817,439)   $       (11,991)   $   (43,011,050)   $        15,467
                                                     ========================================================================

SEE ACCOMPANYING NOTES.

                                                                         ING SALOMON
                                                                           BROTHERS        ING SALOMON       ING SALOMON
                                                        ING PIMCO         AGGRESSIVE         BROTHERS         BROTHERS
                                                       TOTAL RETURN         GROWTH           CAPITAL       INVESTORS VALUE
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       219,968   $             -   $            62   $            90
                                                     ---------------------------------------------------------------------
Total investment income                                      219,968                 -                62                90

Expenses:
  Mortality and expense risk and other
    charges                                                   61,457         2,396,499               792             1,884
                                                     ---------------------------------------------------------------------
Total expenses                                                61,457         2,396,499               792             1,884
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                 158,511        (2,396,499)             (730)           (1,794)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                       42,596       (13,795,581)           (8,746)          (15,888)
Capital gains distributions                                  162,107                 -               846               281
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                            204,703       (13,795,581)           (7,900)          (15,607)

Net unrealized appreciation
  (depreciation) of investments                              189,866       (90,735,538)           (4,034)          (16,522)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $       553,080   $  (106,927,618)  $       (12,664)  $       (33,923)
                                                     =====================================================================

                                                         ING VP
                                                      INTERNATIONAL      ING VP SMALL        ING VP         ING VP VALUE
                                                         EQUITY            COMPANY         TECHNOLOGY       OPPORTUNITY
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $        20,925   $       603,053   $             -   $       540,931
                                                     ---------------------------------------------------------------------
Total investment income                                       20,925           603,053                 -           540,931

Expenses:
  Mortality and expense risk and other
    charges                                                  101,418         1,343,632           297,117         1,267,757
                                                     ---------------------------------------------------------------------
Total expenses                                               101,418         1,343,632           297,117         1,267,757
                                                     ---------------------------------------------------------------------
Net investment income (loss)                                 (80,493)         (740,579)         (297,117)         (726,826)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (2,402,176)      (11,913,057)      (19,417,666)       (5,359,974)
Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                         (2,402,176)      (11,913,057)      (19,417,666)       (5,359,974)

Net unrealized appreciation
  (depreciation) of investments                             (404,888)      (23,959,831)        3,470,330       (33,841,501)
                                                     ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (2,887,557)  $   (36,613,467)  $   (16,244,453)  $   (39,928,301)
                                                     =====================================================================

                                                     ING T. ROWE        ING UBS          ING VAN            ING VP
                                                     PRICE GROWTH   TACTICAL ASSET        KAMPEN          GROWTH AND
                                                        EQUITY        ALLOCATION         COMSTOCK           INCOME
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     381,611   $           -    $      36,689    $   23,373,556
                                                     ----------------------------------------------------------------
Total investment income                                    381,611               -           36,689        23,373,556

Expenses:
  Mortality and expense risk and other
    charges                                              2,059,694           1,505           33,858        30,805,558
                                                     ----------------------------------------------------------------
Total expenses                                           2,059,694           1,505           33,858        30,805,558
                                                     ----------------------------------------------------------------
Net investment income (loss)                            (1,678,083)         (1,505)           2,831        (7,432,002)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 (2,973,217)        (12,258)          (9,269)     (453,545,995)
Capital gains distributions                                      -             327                -                 -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (2,973,217)        (11,931)          (9,269)     (453,545,995)

Net unrealized appreciation
  (depreciation) of investments                        (50,934,167)         (3,982)        (380,302)     (363,306,637)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ (55,585,467)  $     (17,418)   $    (386,740)   $ (824,284,634)
                                                     ================================================================

                                                         ING VP           ING VP INDEX      ING VP INDEX       ING VP INDEX
                                                         GROWTH          PLUS LARGECAP       PLUS MIDCAP       PLUS SMALLCAP
                                                     ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $             -    $     1,014,319    $       520,136    $        72,685
                                                     ------------------------------------------------------------------------
Total investment income                                            -          1,014,319            520,136             72,685

Expenses:
  Mortality and expense risk and other
    charges                                                1,010,818          4,418,330          1,337,220            497,647
                                                     ------------------------------------------------------------------------
Total expenses                                             1,010,818          4,418,330          1,337,220            497,647
                                                     ------------------------------------------------------------------------
Net investment income (loss)                              (1,010,818)        (3,404,011)          (817,084)          (424,962)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (10,291,958)       (14,023,982)        (2,146,769)        (1,081,750)
Capital gains distributions                                        -                  -                  -            587,912
                                                     ------------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (10,291,958)       (14,023,982)        (2,146,769)          (493,838)

Net unrealized appreciation
  (depreciation) of investments                          (23,361,352)       (92,338,545)       (20,159,691)        (9,009,053)
                                                     ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $   (34,664,128)   $  (109,766,538)   $   (23,123,544)   $    (9,927,853)
                                                     ========================================================================

                                                        ING VP          ING VP                             ING VP
                                                        GROWTH       INTERNATIONAL        ING VP           MIDCAP
                                                     OPPORTUNITIES       VALUE           MAGNACAP       OPPORTUNITIES
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          -    $      61,973    $       3,826    $            -
                                                     ----------------------------------------------------------------
Total investment income                                         -           61,973            3,826                 -

Expenses:
  Mortality and expense risk and other
    charges                                                   828           66,992            2,666             2,259
                                                     ----------------------------------------------------------------
Total expenses                                                828           66,992            2,666             2,259
                                                     ----------------------------------------------------------------
Net investment income (loss)                                 (828)          (5,019)           1,160            (2,259)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (13,616)        (281,022)          (2,679)          (45,113)
Capital gains distributions                                     -                -                -                 -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                         (13,616)        (281,022)          (2,679)          (45,113)

Net unrealized appreciation
  (depreciation) of investments                           (22,292)      (1,267,175)         (58,482)          (24,387)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    (36,736)   $  (1,553,216)   $     (60,001)   $      (71,759)
                                                     ================================================================

                                                                          JANUS ASPEN                          JANUS ASPEN
                                                         ING VP             SERIES           JANUS ASPEN         SERIES
                                                        SMALLCAP           AGGRESSIVE          SERIES            CAPITAL
                                                      OPPORTUNITIES         GROWTH            BALANCED         APPRECIATION
                                                     ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $             -    $             -    $     8,885,698    $         4,158
                                                     ------------------------------------------------------------------------
Total investment income                                            -                  -          8,885,698              4,158

Expenses:
  Mortality and expense risk and other
    charges                                                   10,280          4,630,101          3,709,235             12,486
                                                     ------------------------------------------------------------------------
Total expenses                                                10,280          4,630,101          3,709,235             12,486
                                                     ------------------------------------------------------------------------
Net investment income (loss)                                 (10,280)        (4,630,101)         5,176,463             (8,328)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     (143,015)       (29,446,934)         3,603,487            (56,944)
Capital gains distributions                                        -                  -                  -                  -
                                                     ------------------------------------------------------------------------
Total realized gain (loss) on investments
  and capital gains distributions                           (143,015)       (29,446,934)         3,603,487            (56,944)

Net unrealized appreciation
  (depreciation) of investments                             (729,426)      (125,670,540)       (36,599,136)          (142,085)
                                                     ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $      (882,721)   $  (159,747,575)   $   (27,819,186)   $      (207,357)
                                                     ========================================================================

SEE ACCOMPANYING NOTES.

                                                                                                    JANUS ASPEN
                                                                    JANUS ASPEN                       SERIES
                                                                  SERIES FLEXIBLE    JANUS ASPEN     WORLDWIDE         JANUS
                                                                       INCOME       SERIES GROWTH     GROWTH          TWENTY
                                                                  ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $     3,369,022  $            -  $    5,629,660  $        2,769
                                                                  ---------------------------------------------------------------
Total investment income                                                 3,369,022               -       5,629,660           2,769

Expenses:
  Mortality and expense risk and other charges                            694,258       2,623,799       6,708,555           4,297
                                                                  ---------------------------------------------------------------
Total expenses                                                            694,258       2,623,799       6,708,555           4,297
                                                                  ---------------------------------------------------------------
Net investment income (loss)                                            2,674,764      (2,623,799)     (1,078,895)         (1,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                   436,108      (8,168,015)      9,132,959        (130,373)
Capital gains distributions                                                     -               -               -               -
                                                                  ---------------------------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                           436,108      (8,168,015)      9,132,959        (130,373)

Net unrealized appreciation (depreciation) of investments               3,208,551     (70,336,374)   (206,185,282)          5,684
                                                                  ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     6,319,423  $  (81,128,188) $ (198,131,218) $     (126,217)
                                                                  ===============================================================

                                                                    OPPENHEIMER      PAX WORLD     PIONEER EQUITY     PIONEER
                                                                   STRATEGIC BOND     BALANCED       INCOME VCT       FUND VCT
                                                                   --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                        $      871,546  $       32,874  $       49,068  $        2,727
                                                                   --------------------------------------------------------------
Total investment income                                                   871,546          32,874          49,068           2,727

Expenses:
   Mortality and expense risk and other charges                           138,156          19,107          13,849           1,786
                                                                   --------------------------------------------------------------
Total expenses                                                            138,156          19,107          13,849           1,786
                                                                   --------------------------------------------------------------
Net investment income (loss)                                              733,390          13,767          35,219             941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                  (430,873)       (184,739)        (38,971)         (9,207)
Capital gains distributions                                                     -               -               -               -
                                                                   --------------------------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                          (430,873)       (184,739)        (38,971)         (9,207)

Net unrealized appreciation (depreciation) of investments                 555,158         (54,342)       (168,552)        (15,952)
                                                                   --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $      857,675  $     (225,314) $     (172,304) $      (24,218)
                                                                   ==============================================================

                                                                    LORD ABBETT     LORD ABBETT     LORD ABBETT
                                                                     GROWTH AND    MID-CAP VALUE      MID-CAP       MFS(R) TOTAL
                                                                       INCOME        - CLASS A         VALUE           RETURN
                                                                  --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $       70,400  $            -  $       56,076  $      454,193
                                                                  --------------------------------------------------------------
Total investment income                                                   70,400               -          56,076         454,193

Expenses:
  Mortality and expense risk and other charges                            57,170               -          40,389         328,661
                                                                  --------------------------------------------------------------
Total expenses                                                            57,170               -          40,389         328,661
                                                                  --------------------------------------------------------------
Net investment income (loss)                                              13,230               -          15,687         125,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                   (3,579)              -         (43,515)       (243,763)
Capital gains distributions                                                1,574               -               -         360,102
                                                                  --------------------------------------------------------------
Total realized gain (loss) on investments and capital gains               (2,005)              -         (43,515)        116,339
 distributions

Net unrealized appreciation (depreciation) of investments               (935,754)            203        (436,458)     (2,403,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     (924,529) $          203  $     (464,286) $   (2,161,282)
                                                                  ==============================================================

                                                                                                                   OPPENHEIMER
                                                                    OPPENHEIMER     OPPENHEIMER     OPPENHEIMER    MAIN STREET
                                                                    AGGRESSIVE      DEVELOPING        GLOBAL        GROWTH &
                                                                      GROWTH         MARKETS        SECURITIES       INCOME
                                                                  --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $           29  $       18,934  $      519,745  $          191
                                                                  --------------------------------------------------------------
Total investment income                                                       29          18,934         519,745             191

Expenses:
  Mortality and expense risk and other charges                                40          12,333       1,134,587             386
                                                                  --------------------------------------------------------------
Total expenses                                                                40          12,333       1,134,587             386
                                                                  --------------------------------------------------------------
Net investment income (loss)                                                 (11)          6,601        (614,842)           (195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                      (78)       (215,922)     (6,640,263)           (296)
Capital gains distributions                                                    -               -               -               -
                                                                  --------------------------------------------------------------
Total realized gain (loss) on investments and capital gains                  (78)       (215,922)     (6,640,263)           (296)
 distributions

Net unrealized appreciation (depreciation) of investments                   (698)         26,023     (23,058,302)         (4,983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $         (787) $     (183,298) $  (30,313,407) $       (5,474)
                                                                  ==============================================================

                                                                    PIONEER MID
                                                                   CAP VALUE VCT
                                                                   --------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                        $        3,666
                                                                   --------------
Total investment income                                                     3,666

Expenses:
   Mortality and expense risk and other charges                            11,584
                                                                   --------------
Total expenses                                                             11,584
                                                                   --------------
Net investment income (loss)                                               (7,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                  (134,601)
Capital gains distributions                                                32,346
                                                                   --------------
Total realized gain (loss) on investments and capital gains
  distributions                                                          (102,255)

Net unrealized appreciation (depreciation) of investments                 (99,000)
                                                                   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $     (209,173)
                                                                   ==============

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                      AIM V.I.
                                                                      CAPITAL       AIM V.I. CORE      AIM V.I.
                                                                    APPRECIATION       EQUITY          GROWTH
                                                                   ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $   21,974,303  $   48,981,132  $   19,441,222

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         1,302,684        (484,048)       (139,088)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (1,526,450)     (1,728,790)     (1,939,557)
   Net unrealized appreciation (depreciation) of investments           (5,252,508)    (10,786,560)     (5,150,424)
                                                                   ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (5,476,274)    (12,999,398)     (7,229,069)

Changes from principal transactions:
   Total unit transactions                                              2,528,530       8,297,132       3,356,314
                                                                   ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       2,528,530       8,297,132       3,356,314
                                                                   ----------------------------------------------
Total increase (decrease)                                              (2,947,744)     (4,702,266)     (3,872,755)
                                                                   ----------------------------------------------
Net assets at December 31, 2001                                        19,026,559      44,278,866      15,568,467

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (182,097)       (300,005)       (144,737)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (3,280,466)     (5,332,064)     (5,229,503)
   Net unrealized appreciation (depreciation) of investments           (1,536,061)     (1,623,467)        109,770
                                                                   ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (4,998,624)     (7,255,536)     (5,264,470)

Changes from principal transactions:
   Total unit transactions                                              1,274,235      (2,295,542)      1,098,873
                                                                   ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       1,274,235      (2,295,542)      1,098,873
                                                                   ----------------------------------------------
Total increase (decrease)                                              (3,724,389)     (9,551,078)     (4,165,597)
                                                                   ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $   15,302,170  $   34,727,788  $   11,402,870
                                                                   ==============================================

                                                                                    AMERICAN
                                                                     AIM V.I.      CENTURY(R)
                                                                     PREMIER        INCOME &     CALVERT SOCIAL  CHAPMAN DEM(R)
                                                                     EQUITY          GROWTH         BALANCED         EQUITY
                                                                 --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   18,487,184  $            -  $   63,262,465  $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         257,274             148       2,642,143            (641)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (802,610)        (18,554)        504,915         (24,232)
   Net unrealized appreciation (depreciation) of investments         (2,476,719)        (14,022)     (8,202,516)          7,716
                                                                 --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (3,022,055)        (32,428)     (5,055,458)        (17,157)

Changes from principal transactions:
   Total unit transactions                                            6,869,339         661,379         133,413         109,430
                                                                 --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     6,869,339         661,379         133,413         109,430
                                                                 --------------------------------------------------------------
Total increase (decrease)                                             3,847,284         628,951      (4,922,045)         92,273
                                                                 --------------------------------------------------------------
Net assets at December 31, 2001                                      22,334,468         628,951      58,340,420          92,273

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (132,782)          2,185         904,418          (1,021)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (3,657,522)       (137,793)       (503,998)        (37,967)
   Net unrealized appreciation (depreciation) of investments         (3,590,929)        (89,471)     (8,105,310)         (7,677)
                                                                 --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (7,381,233)       (225,079)     (7,704,890)        (46,665)

Changes from principal transactions:
   Total unit transactions                                            1,023,274         747,666        (869,586)          5,119
                                                                 --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     1,023,274         747,666        (869,586)          5,119
                                                                 --------------------------------------------------------------
Total increase (decrease)                                            (6,357,959)        522,587      (8,574,476)        (41,546)
                                                                 --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   15,976,509  $    1,151,538  $   49,765,944  $       50,727
                                                                 ==============================================================

                                                                   EVERGREEN    FIDELITY(R) VIP  FIDELITY(R) VIP
                                                                 SPECIAL VALUES  EQUITY-INCOME       GROWTH
                                                                 ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $            -  $  195,902,776  $  448,871,801

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         213,423       1,055,312       9,594,905
   Net realized gain (loss) on investments and capital gains
     distributions                                                       24,793        (198,840)      6,136,259
   Net unrealized appreciation (depreciation) of investments            (12,633)     (2,078,943)    (71,921,470)
                                                                 ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         225,583      (1,222,471)    (56,190,306)

Changes from principal transactions:
   Total unit transactions                                            3,700,154      42,633,922      (4,330,388)
                                                                 ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     3,700,154      42,633,922      (4,330,388)
                                                                 ----------------------------------------------
Total increase (decrease)                                             3,925,737      41,411,451     (60,520,694)
                                                                 ----------------------------------------------
Net assets at December 31, 2001                                       3,925,737     237,314,227     388,351,107

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (77,529)      1,285,460      (2,705,772)
   Net realized gain (loss) on investments and capital gains
     distributions                                                      144,305       3,748,119      (3,719,368)
   Net unrealized appreciation (depreciation) of investments         (1,182,263)    (54,582,388)   (119,137,622)
                                                                 ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (1,115,487)    (49,548,809)   (125,562,762)

Changes from principal transactions:
   Total unit transactions                                            6,556,779      39,129,270      14,955,218
                                                                 ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     6,556,779      39,129,270      14,955,218
                                                                 ----------------------------------------------
Total increase (decrease)                                             5,441,292     (10,419,539)   (110,607,544)
                                                                 ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $    9,367,029  $  226,894,688  $  277,743,563
                                                                 ==============================================

SEE ACCOMPANYING NOTES.

                                                                                                          FIDELITY(R) VIP
                                                                        FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET
                                                                          HIGH INCOME       OVERSEAS        MANAGER(SM)
                                                                        -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                           $     2,449,768  $    18,191,519  $    23,730,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              10,396,557       25,126,390          286,471
   Net realized gain (loss) on investments and capital gains
     distributions                                                              877,889        2,754,684       (1,178,991)
   Net unrealized appreciation (depreciation) of investments                (24,666,427)    (113,705,777)         490,850
                                                                        -------------------------------------------------
   Net increase (decrease) in net assets resulting from operations          (13,391,981)     (85,824,703)        (401,670)

Changes from principal transactions:
   Total unit transactions                                                   13,636,484       82,399,033       (1,739,120)
                                                                        -------------------------------------------------
   Increase (decrease) in assets derived from principal transactions         13,636,484       82,399,033       (1,739,120)
                                                                        -------------------------------------------------
Total increase (decrease)                                                       244,503       (3,425,670)      (2,140,790)
                                                                        -------------------------------------------------
Net assets at December 31, 2001                                               2,694,271       14,765,849       21,589,463

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                 238,440          (63,113)         591,273
   Net realized gain (loss) on investments and capital gains
     distributions                                                             (294,898)      (1,463,601)        (683,859)
   Net unrealized appreciation (depreciation) of investments                    132,233          234,402       (2,081,878)
                                                                        -------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               75,775       (1,292,312)      (2,174,464)

Changes from principal transactions:
   Total unit transactions                                                      799,385          602,088       (1,180,056)
                                                                        -------------------------------------------------
   Increase (decrease) in assets derived from principal transactions            799,385          602,088       (1,180,056)
                                                                        -------------------------------------------------
Total increase (decrease)                                                       875,160         (690,224)      (3,354,520)
                                                                        -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                         $     3,569,431  $    14,075,625  $    18,234,943
                                                                        =================================================

                                                                                                      FRANKLIN
                                                                                                      SMALL CAP          ING GET
                                                              FIDELITY(R) VIP   FIDELITY(R) VIP II      VALUE         FUND - SERIES
                                                              II CONTRAFUND(R)      INDEX 500         SECURITIES            C
                                                             ----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $    420,901,510  $    104,649,875   $             -  $   136,195,306

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         82,731         1,998,428              (208)       6,135,875
   Net realized gain (loss) on investments and capital gains
     distributions                                                   1,026,467        (8,115,349)              181      (58,300,789)
   Net unrealized appreciation (depreciation) of investments       (15,151,354)        2,165,801            12,921       30,255,816
                                                              ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (14,042,156)       (3,951,120)           12,894      (21,909,098)

Changes from principal transactions:
   Total unit transactions                                         (31,572,214)       (4,602,017)          116,831     (114,286,208)
                                                              ---------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (31,572,214)       (4,602,017)          116,831     (114,286,208)
                                                              ---------------------------------------------------------------------
Total increase (decrease)                                          (45,614,370)       (8,553,137)          129,725     (136,195,306)
                                                              ---------------------------------------------------------------------
Net assets at December 31, 2001                                    375,287,140        96,096,738           129,725                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (1,050,827)          258,995           (23,429)               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                   3,612,614        (5,339,241)         (280,712)               -
   Net unrealized appreciation (depreciation) of investments       (44,845,411)      (17,807,942)       (1,169,760)               -
                                                              ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (42,283,624)      (22,888,188)       (1,473,901)

Changes from principal transactions:
   Total unit transactions                                          49,352,440          (540,370)        9,294,799                -
                                                              ---------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   49,352,440          (540,370)        9,294,799                -
                                                              ---------------------------------------------------------------------
Total increase (decrease)                                            7,068,816       (23,428,558)        7,820,898                -
                                                              ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $    382,355,956  $     72,668,180   $     7,950,623  $             -
                                                              =====================================================================

                                                                     ING GET          ING GET          ING GET
                                                                  FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                        D                E               G
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   331,078,585  $   131,674,642  $    38,003,615

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          401,935         (715,932)        (365,901)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,990,871)        (386,585)        (110,844)
   Net unrealized appreciation (depreciation) of investments           3,568,651          298,581          458,080
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        1,979,715         (803,936)         (18,665)

Changes from principal transactions:
   Total unit transactions                                           (44,764,380)     (12,673,983)      (4,238,830)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    (44,764,380)     (12,673,983)      (4,238,830)
                                                                 -------------------------------------------------
Total increase (decrease)                                            (42,784,665)     (13,477,919)      (4,257,495)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                      288,293,920      118,196,723       33,746,120

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        7,760,275        2,970,976          778,552
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (3,074,187)        (463,497)         (98,487)
   Net unrealized appreciation (depreciation) of investments          (6,395,383)         395,754          396,324
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (1,709,295)       2,903,233        1,076,389

Changes from principal transactions:
   Total unit transactions                                           (52,518,659)     (16,656,706)      (5,066,389)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    (52,518,659)     (16,656,706)      (5,066,389)
                                                                 -------------------------------------------------
Total increase (decrease)                                            (54,227,954)     (13,753,473)      (3,990,000)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   234,065,966  $   104,443,250  $    29,756,120
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                     ING GET          ING GET         ING GET
                                                                  FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                        H                I                J
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $    29,175,653  $     1,364,320  $       456,726

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (248,381)         (19,408)          (6,244)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (40,766)          (3,067)          (2,966)
   Net unrealized appreciation (depreciation) of investments              63,943           13,693            6,718
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         (225,204)          (8,782)          (2,492)

Changes from principal transactions:
   Total unit transactions                                            (3,142,654)        (103,246)         (73,709)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     (3,142,654)        (103,246)         (73,709)
                                                                 -------------------------------------------------
Total increase (decrease)                                             (3,367,858)        (112,028)         (76,201)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                       25,807,795        1,252,292          380,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          547,635           21,898            6,713
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (18,834)            (569)            (125)
   Net unrealized appreciation (depreciation) of investments             261,776           20,808            9,404
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          790,577           42,137           15,992

Changes from principal transactions:
   Total unit transactions                                            (3,316,859)        (104,067)          (2,225)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     (3,316,859)        (104,067)          (2,225)
                                                                 -------------------------------------------------
Total increase (decrease)                                             (2,526,282)         (61,930)          13,767
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $    23,281,513  $     1,190,362  $       394,292
                                                                 =================================================

                                                                     ING GET          ING GET          ING GET          ING GET
                                                                  FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                        K                L                Q                S
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $     2,862,754  $        15,987  $             -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (36,603)          14,850           (1,014)               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (10,159)           3,820                1                -
   Net unrealized appreciation (depreciation) of investments             (18,310)         (27,354)           1,625                -
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          (65,072)          (8,684)             612                -

Changes from principal transactions:
   Total unit transactions                                              (522,901)       1,297,385        3,640,996                -
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (522,901)       1,297,385        3,640,996                -
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                               (587,973)       1,288,701        3,641,608                -
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                        2,274,781        1,304,688        3,641,608                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           30,008          (15,094)          39,701           84,231
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (1,488)          (3,830)           1,001            1,225
   Net unrealized appreciation (depreciation) of investments              61,491           33,101           14,598          251,129
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           90,011           14,177           55,300          336,585

Changes from principal transactions:
   Total unit transactions                                              (316,966)        (132,338)       1,334,280       46,221,064
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (316,966)        (132,338)       1,334,280       46,221,064
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                               (226,955)        (118,161)       1,389,580       46,557,649
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $     2,047,826  $     1,186,527  $     5,031,188  $    46,557,649
                                                                 ==================================================================

                                                                                                       ING VP
                                                                     ING VP                           EMERGING
                                                                    BALANCED        ING VP BOND        MARKETS
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   875,435,544  $   301,918,661  $     6,367,049

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       38,054,883       18,766,375        1,179,780
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (13,695,954)       1,096,582       (2,487,404)
   Net unrealized appreciation (depreciation) of investments         (71,315,416)       4,915,523          693,375
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (46,956,487)      24,778,480         (614,249)

Changes from principal transactions:
   Total unit transactions                                           (60,435,593)      82,899,136         (233,951)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    (60,435,593)      82,899,136         (233,951)
                                                                 -------------------------------------------------
Total increase (decrease)                                           (107,392,080)     107,677,616         (848,200)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                      768,043,464      409,596,277        5,518,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (328,865)       9,352,210          (60,027)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (34,343,919)       3,536,407          (12,437)
   Net unrealized appreciation (depreciation) of investments         (50,313,550)      16,434,247         (364,864)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (84,986,334)      29,322,864         (437,328)

Changes from principal transactions:
   Total unit transactions                                           (85,131,825)      19,258,387          (61,707)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    (85,131,825)      19,258,387          (61,707)
                                                                 -------------------------------------------------
Total increase (decrease)                                           (170,118,159)      48,581,251         (499,035)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   597,925,305  $   458,177,528  $     5,019,814
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                                                       ING VP
                                                                                                      STRATEGIC
                                                                  ING VP MONEY    ING VP NATURAL     ALLOCATION
                                                                     MARKET         RESOURCES         BALANCED
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   322,713,770  $    16,696,149  $    62,529,623

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       15,286,972         (165,895)         865,707
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (3,500,285)         380,510         (317,652)
   Net unrealized appreciation (depreciation) of investments          (1,822,815)      (3,274,760)      (5,588,587)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        9,963,872       (3,060,145)      (5,040,532)

Changes from principal transactions:
   Total unit transactions                                            41,891,036         (885,020)        (451,200)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     41,891,036         (885,020)        (451,200)
                                                                 -------------------------------------------------
Total increase (decrease)                                             51,854,908       (3,945,165)      (5,491,732)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                      374,568,678       12,750,984       57,037,891

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       10,480,649         (107,993)         769,536
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (7,043,074)        (496,464)      (1,102,064)
   Net unrealized appreciation (depreciation) of investments          (1,171,791)          60,037       (5,686,989)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        2,265,784         (544,420)      (6,019,517)

Changes from principal transactions:
   Total unit transactions                                            (7,988,628)        (309,988)      (3,172,199)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     (7,988,628)        (309,988)      (3,172,199)
                                                                 -------------------------------------------------
Total increase (decrease)                                             (5,722,844)        (854,408)      (9,191,716)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   368,845,834  $    11,896,576  $    47,846,175
                                                                 =================================================

                                                                     ING VP           ING VP          ING ALGER        ING ALGER
                                                                    STRATEGIC        STRATEGIC       AGGRESSIVE        AGGRESSIVE
                                                                   ALLOCATION       ALLOCATION     GROWTH - INITIAL     GROWTH -
                                                                     GROWTH           INCOME            CLASS        SERVICE CLASS
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $    77,057,293  $    39,124,035  $             -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          385,421        1,241,844                -                -
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (298,788)        (223,825)               -                -
   Net unrealized appreciation (depreciation) of investments          (9,742,829)      (2,378,644)               -                -
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (9,656,196)      (1,360,625)               -                -

Changes from principal transactions:
   Total unit transactions                                              (390,814)        (667,463)               -                -
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (390,814)        (667,463)               -                -
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                            (10,047,010)      (2,028,088)               -                -
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                       67,010,283       37,095,947                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          390,798          801,322                -           (3,836)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,461,955)        (969,993)               -          (31,634)
   Net unrealized appreciation (depreciation) of investments          (8,837,831)      (1,818,919)               -          (44,714)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (9,908,988)      (1,987,590)               -          (80,184)

Changes from principal transactions:
   Total unit transactions                                            (1,055,114)      (3,498,699)               2          981,690
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     (1,055,114)      (3,498,699)               2          981,690
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                            (10,964,102)      (5,486,289)               2          901,506
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $    56,046,181  $    31,609,658  $             2  $       901,506
                                                                 ==================================================================

                                                                                   ING AMERICAN       ING BARON
                                                                    ING ALGER      CENTURY SMALL      SMALL CAP
                                                                     GROWTH          CAP VALUE         GROWTH
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -                -                -
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -                -                -
   Net unrealized appreciation (depreciation) of investments                   -                -                -
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -                -                -

Changes from principal transactions:
   Total unit transactions                                                     -                -                -
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -                -                -
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -                -                -
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (874)          (8,487)         (12,030)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (3,216)        (121,450)         (91,546)
   Net unrealized appreciation (depreciation) of investments             (14,009)         (28,584)          12,422
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          (18,099)        (158,521)         (91,154)

Changes from principal transactions:
   Total unit transactions                                               273,043        1,992,504        3,329,896
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        273,043        1,992,504        3,329,896
                                                                 -------------------------------------------------
Total increase (decrease)                                                254,944        1,833,983        3,238,742
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       254,944  $     1,833,983  $     3,238,742
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                                                         ING
                                                                     ING DSI        ING GOLDMAN       JPMORGAN
                                                                     ENHANCED     SACHS(R) CAPITAL     FLEMING
                                                                      INDEX           GROWTH        INTERNATIONAL
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $   219,543,248

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -                -       41,359,131
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -                -      (99,622,293)
   Net unrealized appreciation (depreciation) of investments                   -                -        1,492,078
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -                -      (56,771,084)

Changes from principal transactions:
   Total unit transactions                                                     -                -      (17,206,284)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -                -      (17,206,284)
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -                -      (73,977,368)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -                -      145,565,880

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (485)          (1,111)        (570,489)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (4,887)          (4,786)     (16,743,987)
   Net unrealized appreciation (depreciation) of investments              (2,676)         (13,003)      (1,962,516)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           (8,048)         (18,900)     (19,276,992)

Changes from principal transactions:
   Total unit transactions                                               133,635          366,006      (18,449,706)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        133,635          366,006      (18,449,706)
                                                                 -------------------------------------------------
Total increase (decrease)                                                125,587          347,106      (37,726,698)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       125,587  $       347,106  $   107,839,182
                                                                 =================================================

                                                                       ING            ING MFS
                                                                  JPMORGAN MID        CAPITAL          ING MFS          ING MFS
                                                                    CAP VALUE      OPPORTUNITIES    GLOBAL GROWTH      RESEARCH
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $   291,499,326  $             -  $   234,529,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -       44,589,736                -       39,465,264
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -        1,619,149                -         (397,122)
   Net unrealized appreciation (depreciation) of investments                   -     (123,835,138)               -      (89,669,928)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -      (77,626,253)               -      (50,601,786)

Changes from principal transactions:
   Total unit transactions                                                     -        2,133,043                -      (11,665,527)
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -        2,133,043                -      (11,665,527)
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                                      -      (75,493,210)               -      (62,267,313)
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                                -      216,006,116                -      172,262,113

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (2,597)      (1,732,432)            (804)      (1,246,638)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (24,056)     (12,395,860)          (6,443)      (9,551,678)
   Net unrealized appreciation (depreciation) of investments              25,682      (50,689,147)          (4,744)     (32,212,734)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                             (971)     (64,817,439)         (11,991)     (43,011,050)

Changes from principal transactions:
   Total unit transactions                                             1,039,214      (22,038,570)         214,097      (14,758,946)
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      1,039,214      (22,038,570)         214,097      (14,758,946)
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                              1,038,243      (86,856,009)         202,106      (57,769,996)
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $     1,038,243  $   129,150,107  $       202,106  $   114,492,117
                                                                 ==================================================================

                                                                                                     ING SALOMON
                                                                                                      BROTHERS
                                                                    ING OPCAP        ING PIMCO       AGGRESSIVE
                                                                 BALANCED VALUE    TOTAL RETURN        GROWTH
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $   425,187,851

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -                -       18,997,062
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -                -        1,106,537
   Net unrealized appreciation (depreciation) of investments                   -                -     (130,575,292)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -                -     (110,471,693)

Changes from principal transactions:
   Total unit transactions                                                     -                -       (9,479,180)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -                -       (9,479,180)
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -                -     (119,950,873)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -                -      305,236,978

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (1,471)         158,511       (2,396,499)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (1,402)         204,703      (13,795,581)
   Net unrealized appreciation (depreciation) of investments              18,340          189,866      (90,735,538)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           15,467          553,080     (106,927,618)

Changes from principal transactions:
   Total unit transactions                                               499,826       15,725,649      (22,382,452)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        499,826       15,725,649      (22,382,452)
                                                                 -------------------------------------------------
Total increase (decrease)                                                515,293       16,278,729     (129,310,070)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       515,293  $    16,278,729  $   175,926,908
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                   ING SALOMON      ING SALOMON      ING T. ROWE
                                                                     BROTHERS         BROTHERS      PRICE GROWTH
                                                                     CAPITAL      INVESTORS VALUE      EQUITY
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $   244,865,459

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -                -       34,277,709
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -                -        2,360,449
   Net unrealized appreciation (depreciation) of investments                   -                -      (64,675,026)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -                -      (28,036,868)

Changes from principal transactions:
   Total unit transactions                                                     -                -        6,924,273
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -                -        6,924,273
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -                -      (21,112,595)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -                -      223,752,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (730)          (1,794)      (1,678,083)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (7,900)         (15,607)      (2,973,217)
   Net unrealized appreciation (depreciation) of investments              (4,034)         (16,522)     (50,934,167)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          (12,664)         (33,923)     (55,585,467)

Changes from principal transactions:
   Total unit transactions                                               256,684          669,370        1,721,394
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        256,684          669,370        1,721,394
                                                                 -------------------------------------------------
Total increase (decrease)                                                244,020          635,447      (53,864,073)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       244,020  $       635,447  $   169,888,791
                                                                 =================================================

                                                                     ING UBS          ING VAN
                                                                 TACTICAL ASSET       KAMPEN        ING VP GROWTH       ING VP
                                                                   ALLOCATION        COMSTOCK        AND INCOME         GROWTH
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $ 4,739,548,311  $   171,159,499

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -                -      (19,006,585)      15,041,699
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -                -     (297,064,241)      (2,578,041)
   Net unrealized appreciation (depreciation) of investments                   -                -     (571,636,525)     (60,409,271)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -                -     (887,707,351)     (47,945,613)

Changes from principal transactions:
   Total unit transactions                                                     -                -     (452,343,167)      (2,449,367)
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -                -     (452,343,167)      (2,449,367)
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                                      -                -   (1,340,050,518)     (50,394,980)
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                                -                -    3,399,497,793      120,764,519

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                                           (1,505)           2,831       (7,432,002)      (1,010,818)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (11,931)          (9,269)    (453,545,995)     (10,291,958)
   Net unrealized appreciation (depreciation) of investments              (3,982)        (380,302)    (363,306,637)     (23,361,352)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          (17,418)        (386,740)    (824,284,634)     (34,664,128)

Changes from principal transactions:
   Total unit transactions                                               491,908        8,561,450     (433,795,422)      (9,561,743)
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        491,908        8,561,450     (433,795,422)      (9,561,743)
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                                474,490        8,174,710   (1,258,080,056)     (44,225,871)
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       474,490  $     8,174,710  $ 2,141,417,737  $    76,538,648
                                                                 ==================================================================

                                                                  ING VP INDEX     ING VP INDEX     ING VP INDEX
                                                                  PLUS LARGECAP     PLUS MIDCAP     PLUS SMALLCAP
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   488,938,113  $    55,395,398  $    12,842,621

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       14,352,402        3,493,850          805,028
   Net realized gain (loss) on investments and capital gains
     distributions                                                       271,554       (1,001,111)        (206,722)
   Net unrealized appreciation (depreciation) of investments         (88,664,972)      (3,384,916)        (180,153)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (74,041,016)        (892,177)         418,153

Changes from principal transactions:
   Total unit transactions                                            44,708,922       33,987,861       15,599,090
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     44,708,922       33,987,861       15,599,090
                                                                 -------------------------------------------------
Total increase (decrease)                                            (29,332,094)      33,095,684       16,017,243
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                      459,606,019       88,491,082       28,859,864

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                                       (3,404,011)        (817,084)        (424,962)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (14,023,982)      (2,146,769)        (493,838)
   Net unrealized appreciation (depreciation) of investments         (92,338,545)     (20,159,691)      (9,009,053)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (109,766,538)     (23,123,544)      (9,927,853)

Changes from principal transactions:
   Total unit transactions                                            28,620,973       78,893,770       35,646,827
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     28,620,973       78,893,770       35,646,827
                                                                 -------------------------------------------------
Total increase (decrease)                                            (81,145,565)      55,770,226       25,718,974
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   378,460,454  $   144,261,308  $    54,578,838
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                      ING VP
                                                                  INTERNATIONAL    ING VP SMALL        ING VP
                                                                      EQUITY          COMPANY        TECHNOLOGY
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $    12,949,161  $   104,712,398  $    24,855,104

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (114,755)       3,018,410         (292,747)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (8,259,787)     (11,884,983)     (10,951,401)
   Net unrealized appreciation (depreciation) of investments           5,140,073       12,945,068        3,274,444
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (3,234,469)       4,078,495       (7,969,704)

Changes from principal transactions:
   Total unit transactions                                             1,263,249       25,409,328       14,868,712
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      1,263,249       25,409,328       14,868,712
                                                                 -------------------------------------------------
Total increase (decrease)                                             (1,971,220)      29,487,823        6,899,008
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                       10,977,941      134,200,221       31,754,112

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (80,493)        (740,579)        (297,117)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (2,402,176)     (11,913,057)     (19,417,666)
   Net unrealized appreciation (depreciation) of investments            (404,888)     (23,959,831)       3,470,330
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (2,887,557)     (36,613,467)     (16,244,453)

Changes from principal transactions:
   Total unit transactions                                               157,630       17,497,999        7,491,762
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        157,630       17,497,999        7,491,762
                                                                 -------------------------------------------------
Total increase (decrease)                                             (2,729,927)     (19,115,468)      (8,752,691)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $     8,248,014  $   115,084,753  $    23,001,421
                                                                 =================================================

                                                                                      ING VP           ING VP
                                                                  ING VP VALUE        GROWTH        INTERNATIONAL       ING VP
                                                                   OPPORTUNITY     OPPORTUNITIES        VALUE          MAGNACAP
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $    63,066,047  $             -  $             -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        3,264,764                1           17,293                -
   Net realized gain (loss) on investments and capital gains
     distributions                                                       959,448                -               (4)               -
   Net unrealized appreciation (depreciation) of investments         (14,672,799)               -           16,501                -
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (10,448,587)               1           33,790                -

Changes from principal transactions:
   Total unit transactions                                            66,042,632            9,526        1,495,264                -
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     66,042,632            9,526        1,495,264                -
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                             55,594,045            9,527        1,529,054                -
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                      118,660,092            9,527        1,529,054                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (726,826)            (828)          (5,019)           1,160
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (5,359,974)         (13,616)        (281,022)          (2,679)
   Net unrealized appreciation (depreciation) of investments         (33,841,501)         (22,292)      (1,267,175)         (58,482)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (39,928,301)         (36,736)      (1,553,216)         (60,001)

Changes from principal transactions:
   Total unit transactions                                            36,613,647          185,687       12,849,150          603,705
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     36,613,647          185,687       12,849,150          603,705
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                             (3,314,654)         148,951       11,295,934          543,704
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   115,345,438  $       158,478  $    12,824,988  $       543,704
                                                                 ==================================================================

                                                                                                     JANUS ASPEN
                                                                     ING VP           ING VP           SERIES
                                                                     MIDCAP          SMALLCAP        AGGRESSIVE
                                                                  OPPORTUNITIES    OPPORTUNITIES       GROWTH
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $   950,193,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              (96)             (66)      (7,331,111)
   Net realized gain (loss) on investments and capital gains
     distributions                                                          (187)             (33)      28,752,425
   Net unrealized appreciation (depreciation) of investments                (112)           2,843     (404,437,726)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                             (395)           2,744     (383,016,412)

Changes from principal transactions:
   Total unit transactions                                                29,916           56,525        2,233,168
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         29,916           56,525        2,233,168
                                                                 -------------------------------------------------
Total increase (decrease)                                                 29,521           59,269     (380,783,244)
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                           29,521           59,269      569,410,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (2,259)         (10,280)      (4,630,101)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (45,113)        (143,015)     (29,446,934)
   Net unrealized appreciation (depreciation) of investments             (24,387)        (729,426)    (125,670,540)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                          (71,759)        (882,721)    (159,747,575)

Changes from principal transactions:
   Total unit transactions                                               498,907        3,062,852      (40,478,822)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        498,907        3,062,852      (40,478,822)
                                                                 -------------------------------------------------
Total increase (decrease)                                                427,148        2,180,131     (200,226,397)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $       456,669  $     2,239,400  $   369,183,603
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                                    JANUS ASPEN      JANUS ASPEN
                                                                   JANUS ASPEN    SERIES CAPITAL   SERIES FLEXIBLE
                                                                 SERIES BALANCED   APPRECIATION        INCOME
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   296,053,943  $             -  $    36,898,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        5,223,121            1,544        2,372,908
   Net realized gain (loss) on investments and capital gains
     distributions                                                     3,182,497          (31,717)        (319,597)
   Net unrealized appreciation (depreciation) of investments         (26,645,333)         (15,659)         711,559
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (18,239,715)         (45,832)       2,764,870

Changes from principal transactions:
   Total unit transactions                                            60,635,832          576,154       17,081,029
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     60,635,832          576,154       17,081,029
                                                                 -------------------------------------------------
Total increase (decrease)                                             42,396,117          530,322       19,845,899
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                      338,450,060          530,322       56,743,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        5,176,463           (8,328)       2,674,764
   Net realized gain (loss) on investments and capital gains
     distributions                                                     3,603,487          (56,944)         436,108
   Net unrealized appreciation (depreciation) of investments         (36,599,136)        (142,085)       3,208,551
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (27,819,186)        (207,357)       6,319,423

Changes from principal transactions:
   Total unit transactions                                            42,909,241        1,696,323       29,207,395
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     42,909,241        1,696,323       29,207,395
                                                                 -------------------------------------------------
Total increase (decrease)                                             15,090,055        1,488,966       35,526,818
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   353,540,115  $     2,019,288  $    92,270,717
                                                                 =================================================

                                                                                    JANUS ASPEN
                                                                                      SERIES                          LORD ABBETT
                                                                   JANUS ASPEN       WORLDWIDE                          GROWTH
                                                                  SERIES GROWTH       GROWTH        JANUS TWENTY      AND INCOME
                                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $   412,685,554  $ 1,083,719,714  $           545  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,825,056)      (5,316,017)             204           27,902
   Net realized gain (loss) on investments and capital gains
     distributions                                                    10,350,850       42,740,588          (31,196)              18
   Net unrealized appreciation (depreciation) of investments        (114,584,226)    (287,709,336)        (145,461)          24,456
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (107,058,432)    (250,284,765)        (176,453)          52,376

Changes from principal transactions:
   Total unit transactions                                                (8,011)     (49,778,681)         672,633        1,173,677
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (8,011)     (49,778,681)         672,633        1,173,677
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                           (107,066,443)    (300,063,446)         496,180        1,226,053
                                                                 ------------------------------------------------------------------
Net assets at December 31, 2001                                      305,619,111      783,656,268          496,725        1,226,053

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,623,799)      (1,078,895)          (1,528)          13,230
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (8,168,015)       9,132,959         (130,373)          (2,005)
   Net unrealized appreciation (depreciation) of investments         (70,336,374)    (206,185,282)           5,684         (935,754)
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (81,128,188)    (198,131,218)        (126,217)        (924,529)

Changes from principal transactions:
   Total unit transactions                                           (25,324,708)     (72,082,468)          12,067       11,870,707
                                                                 ------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    (25,324,708)     (72,082,468)          12,067       11,870,707
                                                                 ------------------------------------------------------------------
Total increase (decrease)                                           (106,452,896)    (270,213,686)        (114,150)      10,946,178
                                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $   199,166,215  $   513,442,582  $       382,575  $    12,172,231
                                                                 ==================================================================

                                                                   LORD ABBETT
                                                                     MID-CAP
                                                                  VALUE - CLASS     LORD ABBETT     MFS(R) TOTAL
                                                                        A          MID-CAP VALUE       RETURN
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $     4,859,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -              194          355,342
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -               24           66,450
   Net unrealized appreciation (depreciation) of investments                   -            7,040         (280,772)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -            7,258          141,020

Changes from principal transactions:
   Total unit transactions                                                     -          257,780       16,227,259
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -          257,780       16,227,259
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -          265,038       16,368,279
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -          265,038       21,227,997

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -           15,687          125,532
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -          (43,515)         116,339
   Net unrealized appreciation (depreciation) of investments                 203         (436,458)      (2,403,153)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                              203         (464,286)      (2,161,282)

Changes from principal transactions:
   Total unit transactions                                                21,216       10,323,570       20,271,316
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         21,216       10,323,570       20,271,316
                                                                 -------------------------------------------------
Total increase (decrease)                                                 21,419        9,859,284       18,110,034
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $        21,419  $    10,124,322  $    39,338,031
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                                                                   OPPENHEIMER      OPPENHEIMER
                                                                    AGGRESSIVE       DEVELOPING      OPPENHEIMER
                                                                      GROWTH          MARKETS     GLOBAL SECURITIES
                                                                 --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $     50,258,541

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -            2,226         6,360,931
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -            6,994        (6,699,112)
   Net unrealized appreciation (depreciation) of investments                   -            3,903        (6,717,504)
                                                                 --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -           13,123        (7,055,685)

Changes from principal transactions:
   Total unit transactions                                                     -          209,770        43,783,614
                                                                 --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -          209,770        43,783,614
                                                                 --------------------------------------------------
Total increase (decrease)                                                      -          222,893        36,727,929
                                                                 --------------------------------------------------
Net assets at December 31, 2001                                                -          222,893        86,986,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              (11)           6,601          (614,842)
   Net realized gain (loss) on investments and capital gains
     distributions                                                           (78)        (215,922)       (6,640,263)
   Net unrealized appreciation (depreciation) of investments                (698)          26,023       (23,058,302)
                                                                 --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                             (787)        (183,298)      (30,313,407)

Changes from principal transactions:
   Total unit transactions                                                 3,757        1,254,559        60,726,724
                                                                 --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          3,757        1,254,559        60,726,724
                                                                 --------------------------------------------------
Total increase (decrease)                                                  2,970        1,071,261        30,413,317
                                                                 --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $         2,970  $     1,294,154  $    117,399,787
                                                                 ==================================================

                                                                   OPPENHEIMER
                                                                   MAIN STREET
                                                                    GROWTH &        OPPENHEIMER      PAX WORLD
                                                                     INCOME        STRATEGIC BOND     BALANCED
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $     6,009,685  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                -          404,512           32,262
   Net realized gain (loss) on investments and capital gains
     distributions                                                             -         (181,058)         (28,626)
   Net unrealized appreciation (depreciation) of investments                   -           11,908         (109,382)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                                -          235,362         (105,746)

Changes from principal transactions:
   Total unit transactions                                                     -        3,571,548        2,414,920
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                              -        3,571,548        2,414,920
                                                                 -------------------------------------------------
Total increase (decrease)                                                      -        3,806,910        2,309,174
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                                -        9,816,595        2,309,174

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                                             (195)         733,390           13,767
   Net realized gain (loss) on investments and capital gains
     distributions                                                          (296)        (430,873)        (184,739)
   Net unrealized appreciation (depreciation) of investments              (4,983)         555,158          (54,342)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           (5,474)         857,675         (225,314)

Changes from principal transactions:
   Total unit transactions                                                33,589        5,987,628         (479,049)
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         33,589        5,987,628         (479,049)
                                                                 -------------------------------------------------
Total increase (decrease)                                                 28,115        6,845,303         (704,363)
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $        28,115  $    16,661,898  $     1,604,811
                                                                 =================================================

                                                                     PIONEER
                                                                  EQUITY INCOME    PIONEER FUND      PIONEER MID
                                                                       VCT             VCT          CAP VALUE VCT
                                                                 -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                    $             -  $             -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              145                1             (212)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (2)               -             (737)
   Net unrealized appreciation (depreciation) of investments                 820                1            4,644
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                              963                2            3,695

Changes from principal transactions:
   Total unit transactions                                                87,442            8,943           77,197
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         87,442            8,943           77,197
                                                                 -------------------------------------------------
Total increase (decrease)                                                 88,405            8,945           80,892
                                                                 -------------------------------------------------
Net assets at December 31, 2001                                           88,405            8,945           80,892

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                                           35,219              941           (7,918)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (38,971)          (9,207)        (102,255)
   Net unrealized appreciation (depreciation) of investments            (168,552)         (15,952)         (99,000)
                                                                 -------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         (172,304)         (24,218)        (209,173)

Changes from principal transactions:
   Total unit transactions                                             3,866,365          447,174        2,271,618
                                                                 -------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      3,866,365          447,174        2,271,618
                                                                 -------------------------------------------------
Total increase (decrease)                                              3,694,061          422,956        2,062,445
                                                                 -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $     3,782,466  $       431,901  $     2,143,337
                                                                 =================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century(R) Income & Growth Fund
      - Advisor Class*

Calvert Social Balanced Portfolio

Chapman DEM(R) Equity Fund - Institutional Shares*

Evergreen Special Values Fund - Class A*

Fidelity(R) Variable Insurance Products:

    Fidelity(R) VIP Equity-Income Portfolio - Initial Class

    Fidelity(R) VIP Growth Portfolio - Initial Class
    Fidelity(R) VIP High Income Portfolio - Initial Class
    Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Variable Insurance Products II:
    Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class
    Fidelity(R) VIP II Index 500 Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities Fund - Class 2*
ING GET Fund:
    ING GET Fund - Series D
    ING GET Fund - Series E
    ING GET Fund - Series G
    ING GET Fund - Series H
    ING GET Fund - Series I
    ING GET Fund - Series J
    ING GET Fund - Series K
    ING GET Fund - Series L
    ING GET Fund - Series Q*
    ING GET Fund - Series S**

ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class R
    ING VP Strategic Allocation Growth Portfolio - Class R
    ING VP Strategic Allocation Income Portfolio - Class R
    ING Partners, Inc.:
ING Alger Aggressive Growth Portfolio - Initial Class**
    ING Alger Aggressive Growth Portfolio - Service Class**
    ING Alger Growth Portfolio - Service Class**
    ING American Century Small Cap Value Portfolio
      - Service Class**
    ING Baron Small Cap Growth Portfolio - Service Class**
    ING DSI Enhanced Index Portfolio - Service Class**
    ING Goldman Sachs(R) Capital Growth Portfolio - Service Class** ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class**
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING MFS Global Growth Portfolio - Service Class**
    ING MFS Research Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class**
    ING PIMCO Total Return Portfolio - Service Class**
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
    ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:

ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class R

    ING VP Index Plus MidCap Portfolio - Class R
    ING VP Index Plus SmallCap Portfolio - Class R
    ING VP International Equity Portfolio - Class R
    ING VP Small Company Portfolio - Class R
    ING VP Technology Portfolio - Class R
    ING VP Value Opportunity Portfolio - Class R
ING Variable Products:
    ING VP Growth Opportunities Portfolio - Class R*
    ING VP International Value Portfolio - Class R*
    ING VP MagnaCap Portfolio - Class R**
    ING VP MidCap Opportunities Portfolio - Class R*
    ING VP SmallCap Opportunities Portfolio - Class R*
Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio
      - Institutional Shares
     Janus Aspen Series Balanced Portfolio
      - Institutional Shares
     Janus Aspen Series Capital Appreciation Portfolio
      - Service Shares*
     Janus Aspen Series Flexible Income Portfolio
      - Institutional Shares
     Janus Aspen Series Growth Portfolio
      - Institutional Shares
     Janus Aspen Series Worldwide Growth Portfolio
      - Institutional Shares
 Janus Twenty Fund
 Lord Abbett Funds:
     Lord Abbett Growth and Income Portfolio*
     Lord Abbett Mid-Cap Value Fund - Class A**
     Lord Abbett Mid-Cap Value Portfolio *
MFS(R) Variable Insurance Trust:
     MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
     Oppenheimer Aggressive Growth Fund/VA**
     Oppenheimer Developing Markets Fund/VA*
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA**
     Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund*
Pioneer Variable Contracts:
    Pioneer Equity Income VCT Portfolio - Class I*
    Pioneer Fund VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I*

*   Investment Division added in 2001.
**  Investment Division added in 2002.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

             CURRENT NAME                              FORMER NAME
--------------------------------------------------------------------------------
AIM V.I. Core Equity                         AIM V.I. Growth and Income
AIM V.I. Premier Equity                      AIM V.I. Value
ING GET Fund - Series D                      Aetna GET Fund, Series D
ING GET Fund - Series E                      Aetna GET Fund, Series E
ING GET Fund - Series G                      Aetna GET Fund, Series G
ING GET Fund - Series H                      Aetna GET Fund, Series H
ING GET Fund - Series I                      Aetna GET Fund, Series I
ING GET Fund - Series J                      Aetna GET Fund, Series J
ING GET Fund - Series K                      Aetna GET Fund, Series K
ING GET Fund - Series L                      Aetna GET Fund, Series L
ING GET Fund - Series Q                      Aetna GET Fund, Series Q
ING VP Balanced                              Aetna Balanced VP, Inc.
ING VP Bond                                  Aetna Bond VP
ING VP Emerging Markets                      Pilgrim Emerging Markets
ING VP Money Market                          Aetna Money Market VP
ING VP Natural Resources                     Pilgrim Natural Resources
ING VP Strategic Allocation Balanced         Aetna Crossroads VP
ING VP Strategic Allocation Growth           Aetna Ascent VP
ING VP Strategic Allocation Income           Aetna Legacy VP
ING JPMorgan Fleming International           PPI Scudder International Growth
ING MFS Capital Opportunities                PPI MFS Capital Opportunities
ING MFS Research                             PPI MFS Research
ING Salomon Brothers Aggressive Growth       PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity              PPI T. Rowe Price Growth Equity
ING VP Growth and Income                     Aetna Growth and Income VP
ING VP Growth                                Aetna Growth VP
ING VP Index Plus LargeCap                   Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap                     Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap                   Aetna Index Plus SmallCap VP
ING VP International Equity                  Aetna International VP
ING VP Small Company                         Aetna Small Company VP
ING VP Technology                            Aetna Technology VP
ING VP Value Opportunity                     Aetna Value Opportunity VP
ING VP Growth Opportunities                  Pilgrim Growth Opportunities
ING VP International Value                   Pilgrim International Value
ING VP MidCap Opportunities                  Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities                Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

CONTRACT MAINTENANCE CHARGES

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                        YEAR ENDED DECEMBER 31
                                                               2002                              2001
                                                  -----------------------------------------------------------------
                                                     PURCHASES          SALES          PURCHASES          SALES
                                                  -----------------------------------------------------------------
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                      4,304,518        3,212,380        6,795,876        2,964,662
    AIM V.I. Core Equity                               4,639,440        7,234,987       12,861,882        5,048,798
    AIM V.I. Growth                                    4,031,977        3,077,841        6,479,103        3,261,877
    AIM V.I. Premier Equity                            5,382,085        4,491,593       10,659,285        3,532,672
American Century(R) Income & Growth                    1,592,525          842,674          900,988          239,461
Calvert Social Balanced                                5,052,511        5,017,679        7,975,257        5,199,701
Chapman DEM(R) Equity                                  1,890,542        1,886,444          855,427          746,638
Evergreen Special Values                               8,955,432        2,195,369        4,895,178          981,601
Fidelity(R) Variable Insurance Products:
    Fidelity(R) VIP Equity-Income                     62,847,527       17,195,608       76,739,650       11,539,661
    Fidelity(R) VIP Growth                            35,079,895       22,830,449       71,295,121       20,864,722
    Fidelity(R) VIP High Income                       10,446,606        9,408,781        4,855,135        3,922,491
    Fidelity(R) VIP Overseas                         281,454,988      280,916,013       22,139,399       19,615,521
Fidelity(R) Variable Insurance Products II:
    Fidelity(R) VIP II ASSET MANAGER(SM)               2,131,712        2,720,495        3,217,296        3,080,303
    Fidelity(R) VIP II Contrafund(R)                  65,464,829       17,163,216       43,503,093       23,332,252
    Fidelity(R) VIP II Index 500                      12,609,912       12,891,287       29,332,205       23,760,455
Franklin Templeton Variable Insurance Products:
    Franklin Small Cap Value Securities               11,105,799        1,679,918          117,530              907
ING GET Fund:
    ING GET Fund - Series C                                    -                -        9,017,003      117,167,336
    ING GET Fund - Series D                           11,539,155       56,297,539        8,511,607       52,874,052
    ING GET Fund - Series E                            5,419,715       19,105,445        2,721,893       16,111,808
    ING GET Fund - Series G                            1,766,927        6,054,764          467,334        5,072,065

                                                                        YEAR ENDED DECEMBER 31
                                                               2002                              2001
                                                  -----------------------------------------------------------------
                                                     PURCHASES          SALES          PURCHASES          SALES
                                                  -----------------------------------------------------------------
ING GET Fund (continued):
    ING GET Fund - Series H                            1,130,381        3,899,605          329,805        3,720,840
    ING GET Fund - Series I                               44,504          126,673            3,175          125,829
    ING GET Fund - Series J                               13,444            8,956            2,630           82,583
    ING GET Fund - Series K                               59,140          346,098            2,211          561,715
    ING GET Fund - Series L                                  643          148,075        1,582,138          269,903
    ING GET Fund - Series Q                            1,721,717          347,736        3,702,833           62,851
    ING GET Fund - Series S                           47,018,416          713,121                -                -
ING VP Balanced                                       17,169,378      102,630,068       57,920,804       80,301,514
ING VP Bond                                           84,342,033       53,732,469      139,555,876       37,890,365
ING VP Emerging Markets                               47,682,941       47,804,675       21,549,670       20,603,841
ING VP Money Market                                1,389,100,243    1,386,608,222    1,004,633,421      947,455,413
ING VP Natural Resources                               4,360,249        4,778,230        7,513,036        8,563,951
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                4,619,714        7,022,377        6,028,535        5,614,028
   ING VP Strategic Allocation Growth                  5,098,351        5,762,667        5,671,221        5,676,614
   ING VP Strategic Allocation Income                  5,481,648        8,179,025        7,056,057        6,481,676
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                 2                -                -                -
   ING Alger Aggressive Growth - Service Class         1,107,671          129,817                -                -
   ING Alger Growth                                      286,061           13,892                -                -
   ING American Century Small Cap Value                3,070,006        1,085,989                -                -
   ING Baron Small Cap Growth                          4,071,892          754,026                -                -
   ING DSI Enhanced Index                                188,034           54,882                -                -
   ING Goldman Sachs(R) Capital Growth                   496,888          131,993                -                -
   ING JPMorgan Fleming International                877,751,717      896,771,912      756,661,473      732,508,626
   ING JPMorgan Mid Cap Value                          1,323,013          286,396                -                -
   ING MFS Capital Opportunities                       7,580,696       31,351,698       72,588,500       25,865,721
   ING MFS Global Growth                                 525,151          311,858                -                -
   ING MFS Research                                    3,898,242       19,903,826       48,509,890       20,710,153
   ING OpCap Balanced Value                              620,447          119,754                -                -
   ING PIMCO Total Return                             17,097,818        1,051,551                -                -
   ING Salomon Brothers Aggressive Growth             10,302,360       35,081,311       43,069,920       33,552,038
   ING Salomon Brothers Capital                          444,832          188,032                -                -
   ING Salomon Brothers Investors Value                  725,794           57,937                -                -
   ING T. Rowe Price Growth Equity                    17,849,790       17,806,479       57,122,732       15,920,750
   ING UBS Tactical Asset Allocation                     740,247          249,517                -                -
   ING Van Kampen Comstock                             8,600,654           36,373                -                -
 ING Variable Funds:
    ING VP Growth and Income                          28,884,699      470,112,123       60,724,970      532,074,722
 ING Variable Portfolios, Inc.:
    ING VP Growth                                      7,859,023       18,431,584       28,204,755       15,612,423
    ING VP Index Plus LargeCap                        56,456,476       31,239,514      107,331,174       48,269,850
    ING VP Index Plus MidCap                          88,753,961       10,677,275       62,488,932       25,007,221
    ING VP Index Plus SmallCap                        47,752,453       11,942,676       37,514,370       21,110,252

                                                                        YEAR ENDED DECEMBER 31
                                                               2002                              2001
                                                  -----------------------------------------------------------------
                                                     PURCHASES          SALES          PURCHASES          SALES
                                                  -----------------------------------------------------------------
 ING Variable Portfolios, Inc. (continued):
   ING VP International Equity                        25,699,487       25,622,350       25,392,340       24,243,846
   ING VP Small Company                              115,600,550       98,843,130       94,723,814       66,296,076
   ING VP Technology                                  32,390,049       25,195,404       24,854,806       10,278,841
   ING VP Value Opportunity                           45,668,666        9,781,845       80,279,867       10,972,471
ING Variable Products:
   ING VP Growth Opportunities                           261,723           76,864            9,527                -
   ING VP International Value                         15,013,347        2,169,216        1,512,631               74
   ING VP MagnaCap                                       612,295            7,430                -                -
   ING VP MidCap Opportunities                           737,381          240,733           39,577            9,757
   ING VP SmallCap Opportunities                       3,521,403          468,831           57,192              733
Janus Aspen Series:
    Janus Aspen Series Aggressive Growth              35,945,180       81,054,103       93,210,358       98,308,301
    Janus Aspen Series Balanced                       65,771,299       17,685,595       75,710,579        9,851,626
    Janus Aspen Series Capital Appreciation            2,131,490          443,495          836,063          258,365
    Janus Aspen Series Flexible Income                48,620,532       16,738,373       30,917,598       11,463,661
    Janus Aspen Series Growth                         12,204,989       40,153,496       35,972,694       38,805,761
    Janus Aspen Series Worldwide Growth               39,361,990      112,523,353       70,440,681      125,535,379
Janus Twenty                                             179,007          168,468          752,599           79,762
Lord Abbett Funds:
    Lord Abbett Growth and Income                     12,115,872          230,361        1,201,746              167
    Lord Abbett Mid-Cap Value - Class A                   21,222                6                -                -
    Lord Abbett Mid-Cap Value                         10,914,116          574,859          280,775           22,801
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return                               23,543,322        2,786,372       17,695,367        1,112,766
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                          4,573              827                -                -
    Oppenheimer Developing Markets                     7,273,312        6,012,152        3,348,385        3,136,389
    Oppenheimer Global Securities                     70,667,874       10,555,992       68,690,062       18,545,517
    Oppenheimer Main Street Growth & Income               36,265            2,871                -                -
    Oppenheimer Strategic Bond                        13,924,936        7,203,918        8,344,777        4,368,717
Pax World Balanced                                       684,652        1,149,934        3,028,221          581,039
Pioneer Variable Contracts:
    Pioneer Equity Income VCT                          4,145,770          244,186           87,635               48
    Pioneer Fund VCT                                     514,421           66,306            8,944                -
    Pioneer Mid Cap Value VCT                          2,985,262          689,216           98,444           21,459

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                         YEAR ENDED DECEMBER 31
                                                        2002                2001
                                                  ------------------------------------
                                                  NET UNITS ISSUED    NET UNITS ISSUED
                                                     (REDEEMED)          (REDEEMED)
                                                  ------------------------------------
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                          169,039             279,755
    AIM V.I. Core Equity                                  (343,354)            895,382
    AIM V.I. Growth                                        189,557             471,683
    AIM V.I. Premier Equity                                 94,922             778,106
American Century(R) Income & Growth                         97,487              61,904
Calvert Social Balanced                                     (8,328)            114,314
Chapman DEM(R) Equity                                       (2,573)             13,414
Evergreen Special Values                                   502,950             315,601
Fidelity(R) Variable Insurance Products:
    Fidelity(R) VIP Equity-Income                        2,601,117           3,298,395
    Fidelity(R) VIP Growth                               1,083,971           1,589,902
    Fidelity(R) VIP High Income                            118,575              78,797
    Fidelity(R) VIP Overseas                               412,766              73,805
Fidelity(R) Variable Insurance Products II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                   (84,867)            (56,065)
    Fidelity(R) VIP II Contrafund(R)                     3,125,242             723,966
    Fidelity(R) VIP II Index 500                           (76,688)            232,558
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                     847,140              12,603
ING GET Fund:
    ING GET Fund - Series C                                      -          (7,988,755)
    ING GET Fund - Series D                             (5,119,012)         (4,367,855)
    ING GET Fund - Series E                             (1,630,786)         (1,262,736)
    ING GET Fund - Series G                               (504,253)           (429,002)
    ING GET Fund - Series H                               (327,405)           (315,894)
    ING GET Fund - Series I                                (10,456)            (10,594)
    ING GET Fund - Series J                                   (247)             (7,649)
    ING GET Fund - Series K                                (31,737)            (53,527)
    ING GET Fund - Series L                                (13,498)            129,147
    ING GET Fund - Series Q                                133,484             364,161
    ING GET Fund - Series S                              4,623,710                   -
ING VP Balanced                                         (4,288,778)         (1,953,479)
ING VP Bond                                                895,292           5,334,271
ING VP Emerging Markets                                     11,496             (18,851)
ING VP Money Market                                       (514,318)          2,665,740
ING VP Natural Resources                                   (38,669)            (78,864)
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced                  (237,027)             16,883
    ING VP Strategic Allocation Growth                     (78,417)             16,146
    ING VP Strategic Allocation Income                    (253,276)            (21,737)

                                                         YEAR ENDED DECEMBER 31
                                                        2002                2001
                                                  ------------------------------------
                                                  NET UNITS ISSUED    NET UNITS ISSUED
                                                     (REDEEMED)          (REDEEMED)
                                                  ------------------------------------
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                   -                   -
   ING Alger Aggressive Growth - Service Class             165,744                   -
   ING Alger Growth                                         38,880                   -
   ING American Century Small Cap Value                    226,876                   -
   ING Baron Small Cap Growth                              372,442                   -
   ING DSI Enhanced Index                                   19,200                   -
   ING Goldman Sachs(R) Capital Growth                      42,741                   -
   ING JPMorgan Fleming International                     (721,355)           (665,863)
   ING JPMorgan Mid Cap Value                              113,165                   -
   ING MFS Capital Opportunities                         1,173,796)            388,827
   ING MFS Global Growth                                    24,287                   -
   ING MFS Research                                     (1,288,144)           (560,630)
   ING OpCap Balanced Value                                 59,218                   -
   ING PIMCO Total Return                                1,517,719                   -
   ING Salomon Brothers Aggressive Growth               (2,326,937)           (352,123)
   ING Salomon Brothers Capital                             22,856                   -
   ING Salomon Brothers Investors Value                     67,275                   -
   ING T. Rowe Price Growth Equity                          63,416             485,850
   ING UBS Tactical Asset Allocation                        42,475                   -
   ING Van Kampen Comstock                                 982,853                   -
ING Variable Portfolios, Inc.:
   ING VP Growth and Income                               (790,096)           (147,740)
   ING VP Growth                                       (22,806,058)        (16,264,367)
   ING VP Index Plus LargeCap                            1,834,250           2,605,179
   ING VP Index Plus MidCap                              5,293,258           2,366,325
   ING VP Index Plus SmallCap                            3,221,273           1,476,422
   ING VP International Equity                              46,227              58,378
   ING VP Small Company                                  1,138,936           1,661,579
   ING VP Technology                                     1,759,349           2,883,095
   ING VP Value Opportunity                              2,310,707           3,792,099
ING Variable Products:
   ING VP Growth Opportunities                              25,196               1,069
   ING VP International Value                            1,442,929             160,088
   ING VP MagnaCap                                          79,533                   -
   ING VP MidCap Opportunities                              62,747               3,124
   ING VP SmallCap Opportunities                           439,781               6,624
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                 (2,767,545)            834,490
   Janus Aspen Series Balanced                           2,716,798           3,452,544
   Janus Aspen Series Capital Appreciation                 254,156              71,782
   Janus Aspen Series Flexible Income                    1,849,774           1,180,756
   Janus Aspen Series Growth                        (1,714,452,627)            143,579
   Janus Aspen Series Worldwide Growth                  (4,136,407)         (1,867,834)
Janus Twenty                                                 2,274              96,442

                                                         YEAR ENDED DECEMBER 31
                                                        2002                2001
                                                  ------------------------------------
                                                  NET UNITS ISSUED    NET UNITS ISSUED
                                                     (REDEEMED)          (REDEEMED)
                                                  ------------------------------------
Lord Abbett Funds:
    Lord Abbett Growth and Income                        1,418,813             126,354
    Lord Abbett Mid-Cap Value - Class A                      2,255                   -
    Lord Abbett Mid-Cap Value                            1,184,575              28,359
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return                                  1,699,997           1,347,959
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                                -                   -
    Oppenheimer Developing Markets                         120,880              24,368
    Oppenheimer Global Securities                        4,562,324           3,026,285
    Oppenheimer Main Street Growth & Income                      -                   -
    Oppenheimer Strategic Bond                             550,284             338,338
Pax World Balanced                                         (58,236)            253,700
Pioneer Variable Contracts:
    Pioneer Equity Income VCT                              462,635               9,195
    Pioneer Fund VCT                                        56,238                 948
    Pioneer Mid Cap Value VCT                              236,696               8,121

7. UNIT SUMMARY

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
   Qualified V                                612.900   $     6.81   $         4,174
   Qualified VI                         1,036,027.359         6.85         7,096,787
   Qualified VIII                           1,468.535         6.85            10,059
   Qualified X (1.15)                       6,526.451         6.87            44,837
   Qualified X (1.25)                      89,448.182         6.85           612,720
   Qualified XI                            51,047.137         7.00           357,330
   Qualified XII (0.05)                    21,947.586         6.97           152,975
   Qualified XII (0.25)                    21,530.333         7.11           153,081
   Qualified XII (0.35)                    14,806.971         7.08           104,833
   Qualified XII (0.45)                     2,094.730         7.05            14,768
   Qualified XII (0.55)                    13,895.023         7.03            97,682
   Qualified XII (0.60)                    11,934.448         7.02            83,780
   Qualified XII (0.65)                     3,965.887         7.00            27,761
   Qualified XII (0.70)                    25,008.115         6.99           174,807
   Qualified XII (0.75)                    20,470.392         6.98           142,883
   Qualified XII (0.80)                   147,121.085         6.96         1,023,963
   Qualified XII (0.85)                    88,509.326         6.95           615,140
   Qualified XII (0.90)                     4,261.560         6.94            29,575
   Qualified XII (0.95)                    78,025.725         6.92           539,938
   Qualified XII (1.00)                   204,565.089         6.91         1,413,545
   Qualified XII (1.05)                    13,022.636         6.90            89,856
   Qualified XII (1.10)                    17,763.655         6.89           122,392
   Qualified XII (1.15)                     3,372.566         6.87            23,170
   Qualified XII (1.20)                    15,354.322         6.86           105,331
   Qualified XII (1.25)                    15,395.886         6.85           105,462
   Qualified XII (1.30)                     1,967.478         6.84            13,458
   Qualified XII (1.35)                     1,290.293         6.82             8,800
   Qualified XII (1.40)                    14,842.001         6.81           101,074
   Qualified XII (1.50)                     4,963.393         6.79            33,701
   Qualified XV                            12,672.514         6.91            87,567
   Qualified XVI                           20,847.760         6.79           141,556
   Qualified XVII                             714.857         6.85             4,897
   Qualified XVIII                          2,271.815         6.85            15,562
   Qualified XXI                            8,626.077         6.94            59,865
   Qualified XXII                          54,247.825         6.96           377,565
   Qualified XXIV                          59,702.585         6.93           413,739
   Qualified XXV                           16,769.882         6.93           116,215
   Qualified XXVI                           4,711.047         6.90            32,506
   Qualified XXVII                        175,778.520         4.26           748,816
                                      ---------------                ---------------
                                        2,287,581.946                $    15,302,170
                                      ===============                ===============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
   Qualified V                                149.730   $     6.24   $           934
   Qualified VI                         2,594,514.088         6.28        16,293,548
   Qualified VIII                             881.008         6.28             5,533
   Qualified X (1.15)                      20,311.624         6.30           127,963
   Qualified X (1.25)                     209,050.546         6.28         1,312,837
   Qualified XI                            61,558.808         6.42           395,208
   Qualified XII (0.05)                    22,579.136         6.39           144,281

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY (CONTINUED)
   Qualified XII (0.15)                       166.208   $     6.54   $         1,087
   Qualified XII (0.25)                    55,614.511         6.52           362,607
   Qualified XII (0.35)                    18,926.587         6.49           122,834
   Qualified XII (0.45)                    10,291.296         6.47            66,585
   Qualified XII (0.55)                    53,745.420         6.45           346,658
   Qualified XII (0.60)                    70,526.690         6.43           453,487
   Qualified XII (0.65)                     3,726.799         6.42            23,926
   Qualified XII (0.70)                    42,490.221         6.41           272,362
   Qualified XII (0.75)                    52,556.708         6.40           336,363
   Qualified XII (0.80)                   430,052.603         6.39         2,748,036
   Qualified XII (0.85)                   140,721.099         6.37           896,393
   Qualified XII (0.90)                     3,976.420         6.36            25,290
   Qualified XII (0.95)                   136,853.281         6.35           869,018
   Qualified XII (1.00)                   866,972.084         6.34         5,496,603
   Qualified XII (1.05)                    71,917.531         6.33           455,238
   Qualified XII (1.10)                    41,825.030         6.32           264,334
   Qualified XII (1.15)                    13,776.114         6.30            86,790
   Qualified XII (1.20)                    43,799.720         6.29           275,500
   Qualified XII (1.25)                    29,057.425         6.28           182,481
   Qualified XII (1.30)                    12,359.206         6.27            77,492
   Qualified XII (1.35)                     1,872.029         6.26            11,719
   Qualified XII (1.40)                    24,025.850         6.25           150,162
   Qualified XII (1.50)                     4,300.801         6.22            26,751
   Qualified XV                             5,553.540         6.33            35,154
   Qualified XVI                           36,100.136         6.22           224,543
   Qualified XVII                           6,972.794         6.28            43,789
   Qualified XVIII                          7,187.475         6.28            45,137
   Qualified XXI                            3,866.362         6.37            24,629
   Qualified XXII                          23,377.752         6.38           149,150
   Qualified XXIV                          40,517.669         6.36           257,692
   Qualified XXV                           17,351.496         6.35           110,182
   Qualified XXVI                          20,464.034         6.33           129,537
   Qualified XXVII                        375,190.948         5.00         1,875,955
                                      ---------------                ---------------
                                        5,575,180.779                $    34,727,788
                                      ===============                ===============

AIM V.I. GROWTH
Contracts in accumulation period:
   Qualified V                                771.666   $     4.19   $         3,233
   Qualified VI                         1,261,471.015         4.22         5,323,408
   Qualified X (1.15)                       1,135.734         4.23             4,804
   Qualified X (1.25)                     123,347.061         4.22           520,525
   Qualified XII (0.05)                     5,923.449         4.31            25,530
   Qualified XII (0.25)                    25,870.915         4.38           113,315
   Qualified XII (0.35)                    10,393.177         4.36            45,314
   Qualified XII (0.45)                       663.111         4.34             2,878
   Qualified XII (0.55)                    19,025.550         4.33            82,381
   Qualified XII (0.60)                     9,744.416         4.32            42,096
   Qualified XII (0.65)                     5,188.165         4.31            22,361
   Qualified XII (0.70)                    30,487.352         4.30           131,096
   Qualified XII (0.75)                    28,180.796         4.30           121,177
   Qualified XII (0.80)                   289,869.310         4.29         1,243,539
   Qualified XII (0.85)                   111,906.026         4.28           478,958
   Qualified XII (0.90)                     3,913.578         4.27            16,711
   Qualified XII (0.95)                    86,608.693         4.27           369,819

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
   Qualified XII (1.00)                   254,493.662   $     4.26   $     1,084,143
   Qualified XII (1.05)                    26,227.548         4.25           111,467
   Qualified XII (1.10)                    18,425.771         4.24            78,125
   Qualified XII (1.15)                     5,581.634         4.23            23,610
   Qualified XII (1.20)                    53,763.972         4.23           227,422
   Qualified XII (1.25)                    26,595.030         4.22           112,231
   Qualified XII (1.30)                       385.384         4.21             1,622
   Qualified XII (1.35)                     1,753.334         4.20             7,364
   Qualified XII (1.40)                    22,780.089         4.19            95,449
   Qualified XII (1.50)                     2,014.294         4.18             8,420
   Qualified XV                             5,235.108         4.27            22,354
   Qualified XVI                           38,466.417         4.18           160,790
   Qualified XVII                           8,211.845         4.22            34,654
   Qualified XVIII                          2,346.464         4.22             9,902
   Qualified XXI                            7,442.199         4.29            31,927
   Qualified XXII                          27,805.030         4.30           119,562
   Qualified XXIV                          39,203.723         4.27           167,400
   Qualified XXV                           11,393.743         4.27            48,651
   Qualified XXVI                          11,474.627         4.25            48,767
   Qualified XXVII                        144,332.703         3.20           461,865
                                      ---------------                ---------------
                                        2,722,432.591                $    11,402,870
                                      ===============                ===============

AIM V.I. PREMIER EQUITY
Currently payable annuity contracts                                  $         3,634
Contracts in accumulation period:
   Qualified III                              165.974   $     5.91               981
   Qualified V                                148.357         5.73               850
   Qualified VI                         1,084,132.465         5.77         6,255,444
   Qualified VIII                               4.600         5.77                27
   Qualified X (1.15)                       8,616.152         5.79            49,888
   Qualified X (1.25)                     114,782.400         5.77           662,294
   Qualified XII (0.05)                    17,078.898         5.87           100,253
   Qualified XII (0.25)                    12,125.567         5.99            72,632
   Qualified XII (0.35)                    10,078.897         5.96            60,070
   Qualified XII (0.45)                   122,965.840         5.94           730,417
   Qualified XII (0.55)                    32,093.644         5.92           189,994
   Qualified XII (0.60)                    16,329.756         5.91            96,509
   Qualified XII (0.65)                     4,055.191         5.90            23,926
   Qualified XII (0.70)                   108,609.139         5.89           639,708
   Qualified XII (0.75)                    24,186.765         5.88           142,218
   Qualified XII (0.80)                   257,178.331         5.86         1,507,065
   Qualified XII (0.85)                    63,998.032         5.85           374,388
   Qualified XII (0.90)                     8,538.986         5.84            49,868
   Qualified XII (0.95)                   135,402.320         5.83           789,396
   Qualified XII (1.00)                   255,105.916         5.82         1,484,716
   Qualified XII (1.05)                    23,466.252         5.81           136,339
   Qualified XII (1.10)                    23,333.732         5.80           135,336
   Qualified XII (1.15)                     9,443.314         5.79            54,677
   Qualified XII (1.20)                    26,885.243         5.78           155,397
   Qualified XII (1.25)                    27,360.454         5.77           157,870
   Qualified XII (1.30)                     1,542.670         5.76             8,886
   Qualified XII (1.35)                     6,782.730         5.75            39,001
   Qualified XII (1.40)                    10,687.296         5.74            61,345
   Qualified XII (1.50)                     2,096.471         5.71            11,971

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY (CONTINUED)
   Qualified XV                             8,658.746   $     5.81   $        50,307
   Qualified XVI                           22,963.072         5.71           131,119
   Qualified XVII                          22,827.240         5.77           131,713
   Qualified XVIII                          3,205.283         5.77            18,494
   Qualified XXI                            3,361.597         5.85            19,665
   Qualified XXII                          29,269.710         5.86           171,521
   Qualified XXIV                          73,360.355         5.84           428,424
   Qualified XXV                            7,550.679         5.83            44,020
   Qualified XXVI                           1,801.282         5.81            10,465
   Qualified XXVII                        196,314.096         4.97           975,681
                                      ---------------                ---------------
                                        2,776,507.452                $    15,976,509
                                      ===============                ===============

AMERICAN CENTURY(R) INCOME & GROWTH
Contracts in accumulation period:
   Qualified XII (1.10)                     2,226.313   $    21.67   $        48,244
   Qualified XXVII                        157,164.397         7.02         1,103,294
                                      ---------------                ---------------
                                          159,390.710                $     1,151,538
                                      ===============                ===============

CALVERT SOCIAL BALANCED
Contracts in accumulation period:
   Qualified III                           18,579.235   $    22.98   $       426,951
   Qualified V                              2,609.314        17.56            45,820
   Qualified VI                           889,478.074        17.32        15,405,760
   Qualified VIII                           5,424.297        15.73            85,324
   Qualified X (1.15)                         628.031         8.92             5,602
   Qualified X (1.25)                      41,035.632         8.88           364,396
   Qualified XI                            69,812.020        17.87         1,247,541
   Qualified XII (0.05)                       168.276        17.80             2,995
   Qualified XII (0.25)                    79,896.638         9.44           754,224
   Qualified XII (0.35)                    79,910.094         9.40           751,155
   Qualified XII (0.45)                    86,064.561         9.35           804,704
   Qualified XII (0.55)                    10,774.319         9.31           100,309
   Qualified XII (0.60)                    10,571.500         9.29            98,209
   Qualified XII (0.65)                     6,110.691         9.27            56,646
   Qualified XII (0.70)                    32,527.032         9.25           300,875
   Qualified XII (0.75)                    80,765.720         9.22           744,660
   Qualified XII (0.80)                   185,196.823         9.69         1,794,557
   Qualified XII (0.85)                   201,167.714        12.89         2,593,052
   Qualified XII (0.90)                     6,989.034         9.57            66,885
   Qualified XII (0.95)                    77,039.334        12.80           986,103
   Qualified XII (1.00)                   322,871.897        12.76         4,119,845
   Qualified XII (1.05)                    27,892.352        12.72           354,791
   Qualified XII (1.10)                    46,211.894        12.68           585,967
   Qualified XII (1.15)                     8,800.057        12.64           111,233
   Qualified XII (1.20)                    12,325.797        12.59           155,182
   Qualified XII (1.25)                     8,570.644        12.55           107,562
   Qualified XII (1.30)                     2,163.454        12.51            27,065
   Qualified XII (1.35)                     1,648.598        12.47            20,558
   Qualified XII (1.40)                     9,985.476        12.43           124,119
   Qualified XII (1.50)                     1,029.377        12.35            12,713
   Qualified XV                             3,346.472        17.64            59,032
   Qualified XVI                           30,376.665        17.07           518,530
   Qualified XVII                             792.376        17.32            13,724
   Qualified XVIII                          9,404.262         8.88            83,510

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED (CONTINUED)
   Qualified XXI                            2,632.051   $    17.73   $        46,666
   Qualified XXII                           2,558.379        17.80            45,539
   Qualified XXIV                          22,235.542        12.80           284,615
   Qualified XXV                            5,368.452        17.51            94,002
   Qualified XXVI                              11.836        17.45               207
   Qualified XXVII                        627,714.758        23.11        14,506,488
   Qualified XXVIII                        80,748.402        23.02         1,858,828
                                      ---------------                ---------------
                                        3,111,437.080                $    49,765,944
                                      ===============                ===============

CHAPMAN DEM(R) EQUITY
Contracts in accumulation period:
   Qualified XII (0.65)                        10.781   $     4.22   $            45
   Qualified XXVII                         10,829.591         4.68            50,682
                                      ---------------                ---------------
                                           10,840.372                $        50,727
                                      ===============                ===============

EVERGREEN SPECIAL VALUES
Contracts in accumulation period:
   Qualified XII (0.95)                    23,311.758   $    11.56   $       269,484
   Qualified XXVII                        795,239.962        11.44         9,097,545
                                      ---------------                ---------------
                                          818,551.720                $     9,367,029
                                      ===============                ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
   Qualified III                              396.000   $    15.83   $         6,269
   Qualified V                             24,002.451        14.88           357,156
   Qualified VI                         5,512,953.326        15.11        83,300,725
   Qualified VIII                           8,196.799        15.05           123,362
   Qualified X (1.15)                     138,866.102        19.07         2,648,177
   Qualified X (1.25)                     919,343.056        18.91        17,384,777
   Qualified XI                           374,968.485        15.59         5,845,759
   Qualified XII (0.05)                    26,701.039        15.53           414,667
   Qualified XII (0.25)                   287,141.255         8.99         2,581,400
   Qualified XII (0.35)                    73,088.795         8.95           654,145
   Qualified XII (0.45)                   464,505.615         8.91         4,138,745
   Qualified XII (0.55)                   125,948.333         8.87         1,117,162
   Qualified XII (0.60)                   487,673.197         8.85         4,315,908
   Qualified XII (0.65)                   139,155.085         8.83         1,228,739
   Qualified XII (0.70)                   208,438.856         8.81         1,836,346
   Qualified XII (0.75)                   295,153.826         8.79         2,594,402
   Qualified XII (0.80)                 1,366,754.126         9.56        13,066,169
   Qualified XII (0.85)                   445,736.529        13.39         5,968,412
   Qualified XII (0.90)                    29,308.412         9.37           274,620
   Qualified XII (0.95)                   463,074.582        13.30         6,158,892
   Qualified XII (1.00)                 1,094,669.306        13.25        14,504,368
   Qualified XII (1.05)                   129,242.684        13.21         1,707,296
   Qualified XII (1.10)                   114,751.170        13.17         1,511,273
   Qualified XII (1.15)                    28,002.469        13.12           367,392
   Qualified XII (1.20)                    50,746.600        13.08           663,766
   Qualified XII (1.25)                    45,786.636        13.04           597,058
   Qualified XII (1.30)                    10,472.348        12.99           136,036
   Qualified XII (1.35)                     1,835.188        12.95            23,766
   Qualified XII (1.40)                    41,444.296        12.91           535,046

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME
   (CONTINUED)
   Qualified XII (1.50)                     7,109.492   $    12.82   $        91,144
   Qualified XV                            33,035.414        15.39           508,415
   Qualified XVI                          150,449.377        14.90         2,241,696
   Qualified XVII                          20,154.525        15.11           304,535
   Qualified XVIII                         19,032.015        18.91           359,895
   Qualified XXI                           32,379.270        15.47           500,907
   Qualified XXII                          72,842.521        15.53         1,131,244
   Qualified XXIV                         128,461.679        13.30         1,708,540
   Qualified XXV                           43,380.581        15.28           662,855
   Qualified XXVI                          22,002.775        15.23           335,102
   Qualified XXVII                      1,950,074.601        15.92        31,045,188
   Qualified XXVIII                       879,705.613        15.85        13,943,334
                                      ---------------                ---------------
                                       16,266,984.429                $   226,894,688
                                      ===============                ===============

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
   Qualified I                              2,093.892   $    12.16   $        25,462
   Qualified III                              460.508        13.00             5,987
   Qualified V                              3,206.562        12.84            41,172
   Qualified VI                         9,741,645.213        12.83       124,985,308
   Qualified VIII                           9,013.881        12.98           117,000
   Qualified X (1.15)                      92,562.962        18.00         1,666,133
   Qualified X (1.25)                   1,200,976.871        17.84        21,425,427
   Qualified XI                           762,005.866        13.24        10,088,958
   Qualified XII (0.05)                    39,183.384        13.19           516,829
   Qualified XII (0.25)                   554,573.622         8.50         4,713,876
   Qualified XII (0.35)                   118,542.444         8.46         1,002,869
   Qualified XII (0.45)                   362,534.301         8.42         3,052,539
   Qualified XII (0.55)                   225,786.736         8.38         1,892,093
   Qualified XII (0.60)                   505,858.628         8.36         4,228,978
   Qualified XII (0.65)                   327,266.151         8.34         2,729,400
   Qualified XII (0.70)                   290,779.599         8.32         2,419,286
   Qualified XII (0.75)                   599,167.503         8.30         4,973,090
   Qualified XII (0.80)                 2,481,341.962         9.08        22,530,585
   Qualified XII (0.85)                   894,056.382        11.95        10,683,974
   Qualified XII (0.90)                    61,738.835         8.82           544,537
   Qualified XII (0.95)                   811,548.721        11.87         9,633,083
   Qualified XII (1.00)                 2,375,320.873        11.83        28,100,046
   Qualified XII (1.05)                   236,099.171        11.79         2,783,609
   Qualified XII (1.10)                   125,204.853        11.75         1,471,157
   Qualified XII (1.15)                    59,387.649        11.71           695,429
   Qualified XII (1.20)                   154,271.974        11.68         1,801,897
   Qualified XII (1.25)                    69,330.846        11.64           807,011
   Qualified XII (1.30)                    15,962.591        11.60           185,166
   Qualified XII (1.35)                     1,965.804        11.56            22,725
   Qualified XII (1.40)                    67,276.447        11.52           775,025
   Qualified XII (1.50)                    13,681.243        11.45           156,650
   Qualified XV                            61,965.201        13.07           809,885
   Qualified XVI                          219,550.862        12.65         2,777,318
   Qualified XVII                          44,287.609        12.83           568,210
   Qualified XVIII                         62,989.220        17.84         1,123,728
   Qualified XXI                           92,638.757        13.14         1,217,273
   Qualified XXII                          96,395.173        13.19         1,271,452
   Qualified XXIV                         252,527.415        11.87         2,997,500

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH (CONTINUED)
   Qualified XXV                          182,126.988   $    12.98   $     2,364,008
   Qualified XXVI                          41,677.358        12.93           538,888
                                      ---------------                ---------------
                                       23,257,004.057                $   277,743,563
                                      ===============                ===============

FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                 $        79,152
Contracts in accumulation period:
   Qualified XXVII                        283,022.045   $     6.61         1,870,776
   Qualified XXVIII                       246,125.008         6.58         1,619,503
                                      ---------------                ---------------
                                          529,147.053                $     3,569,431
                                      ===============                ===============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
   Qualified V                                364.034   $     9.31   $         3,389
   Qualified VI                           655,914.497         9.42         6,178,715
   Qualified VIII                             356.691         9.42             3,360
   Qualified X (1.15)                       7,753.721         9.79            75,909
   Qualified X (1.25)                     115,529.897         9.71         1,121,795
   Qualified XI                            30,107.795         9.72           292,648
   Qualified XII (0.05)                     4,999.844         9.68            48,398
   Qualified XII (0.25)                    48,818.577         6.79           331,478
   Qualified XII (0.35)                    13,383.483         6.76            90,472
   Qualified XII (0.45)                    26,911.448         6.73           181,114
   Qualified XII (0.55)                     8,449.814         6.69            56,529
   Qualified XII (0.60)                    24,366.222         6.68           162,766
   Qualified XII (0.65)                    28,329.431         6.66           188,674
   Qualified XII (0.70)                    30,199.267         6.65           200,825
   Qualified XII (0.75)                     9,159.755         6.63            60,729
   Qualified XII (0.80)                    55,109.284         7.39           407,258
   Qualified XII (0.85)                    30,785.428         9.25           284,765
   Qualified XII (0.90)                     5,004.221         7.37            36,881
   Qualified XII (0.95)                    29,734.657         9.19           273,261
   Qualified XII (1.00)                    88,737.496         9.16           812,835
   Qualified XII (1.05)                    11,310.430         9.13           103,264
   Qualified XII (1.10)                    14,368.047         9.10           130,749
   Qualified XII (1.15)                     7,740.086         9.06            70,125
   Qualified XII (1.20)                     4,489.618         9.03            40,541
   Qualified XII (1.25)                    11,033.192         9.00            99,299
   Qualified XII (1.30)                     2,003.240         8.97            17,969
   Qualified XII (1.35)                       225.788         8.95             2,021
   Qualified XII (1.40)                     3,641.542         8.92            32,483
   Qualified XII (1.50)                       928.910         8.86             8,230
   Qualified XV                             7,288.251         9.59            69,894
   Qualified XVI                           18,350.671         9.29           170,478
   Qualified XVII                           1,125.050         9.42            10,598
   Qualified XVIII                          1,107.736         9.71            10,756

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS (CONTINUED)
   Qualified XXI                            5,108.902   $     9.65   $        49,301
   Qualified XXII                          22,198.646         9.69           215,105
   Qualified XXIV                          29,083.212         9.19           267,275
   Qualified XXV                           13,839.156         9.53           131,887
   Qualified XXVI                           1,269.091         9.50            12,056
   Qualified XXVII                        349,672.384         5.21         1,821,793
                                      ---------------                ---------------
                                        1,718,799.514                $    14,075,625
                                      ===============                ===============

FIDELITY(R) VIP II ASSET MANAGER(SM)
Contracts in accumulation period:
   Qualified XXVII                      1,128,595.662   $    14.94   $    16,861,219
   Qualified XXVIII                        92,320.167        14.88         1,373,724
                                      ---------------                ---------------
                                        1,220,915.829                $    18,234,943
                                      ===============                ===============

FIDELITY(R) VIP II CONTRAFUND(R)
Contracts in accumulation period:
   Qualified III                            2,568.033   $    19.47   $        50,000
   Qualified V                              8,738.955        17.12           149,611
   Qualified VI                         8,483,149.594        17.21       145,995,005
   Qualified VIII                           6,476.907        17.32           112,180
   Qualified X (1.15)                      68,981.870        19.48         1,343,767
   Qualified X (1.25)                     665,549.915        19.34        12,871,735
   Qualified XI                           261,511.658        17.75         4,641,832
   Qualified XII (0.05)                    48,769.446        17.69           862,731
   Qualified XII (0.15)                       106.184        10.55             1,120
   Qualified XII (0.25)                   428,444.934        10.50         4,498,672
   Qualified XII (0.35)                    78,442.647        10.45           819,726
   Qualified XII (0.45)                   762,484.347        10.40         7,929,837
   Qualified XII (0.55)                   192,813.429        10.35         1,995,619
   Qualified XII (0.60)                   456,742.593        10.33         4,718,151
   Qualified XII (0.65)                   270,820.451        10.31         2,792,159
   Qualified XII (0.70)                   199,144.245        10.28         2,047,203
   Qualified XII (0.75)                   483,725.390        10.26         4,963,023
   Qualified XII (0.80)                 1,986,803.257        11.25        22,351,537
   Qualified XII (0.85)                   366,014.135        15.92         5,826,945
   Qualified XII (0.90)                    42,178.792        10.94           461,436
   Qualified XII (0.95)                   639,593.291        15.82        10,118,366
   Qualified XII (1.00)                 3,146,947.439        15.76        49,595,892
   Qualified XII (1.05)                   197,284.534        15.71         3,099,340
   Qualified XII (1.10)                   100,695.350        15.66         1,576,889
   Qualified XII (1.15)                    58,608.808        15.61           914,883
   Qualified XII (1.20)                    46,506.125        15.56           723,635
   Qualified XII (1.25)                    41,895.911        15.50           649,387
   Qualified XII (1.30)                     4,346.010        15.45            67,146
   Qualified XII (1.35)                       161.250        15.40             2,483
   Qualified XII (1.40)                    32,586.251        15.35           500,199
   Qualified XII (1.50)                    11,481.852        15.25           175,098
   Qualified XV                            40,913.848        17.52           716,811
   Qualified XVI                          159,117.579        16.96         2,698,634
   Qualified XVII                          22,722.530        17.21           391,055
   Qualified XVIII                         22,773.632        19.34           440,442

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
FIDELITY(R) VIP II CONTRAFUND(R)
   (CONTINUED)
   Qualified XXI                           64,126.054   $    17.62   $     1,129,901
   Qualified XXII                         150,973.152        17.69         2,670,715
   Qualified XXIV                         164,570.588        15.82         2,603,507
   Qualified XXV                           84,274.124        17.40         1,466,370
   Qualified XXVI                          10,017.793        17.34           173,709
   Qualified XXVII                      3,283,775.833        19.58        64,296,331
   Qualified XXVIII                       713,480.722        19.50        13,912,874
                                      ---------------                ---------------
                                       23,810,319.458                $   382,355,956
                                      ===============                ===============

FIDELITY(R) VIP II INDEX 500
Contracts in accumulation period:
   Qualified XXVII                      3,848,603.773   $    16.90   $    65,041,404
   Qualified XXVIII                       453,165.524        16.83         7,626,776
                                      ---------------                ---------------
                                        4,301,769.297                $    72,668,180
                                      ===============                ===============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
   Qualified VI                           327,493.273   $     9.22   $     3,019,488
   Qualified X (1.15)                       2,338.684         9.24            21,609
   Qualified X (1.25)                      31,988.406         9.22           294,933
   Qualified XII (0.55)                    14,424.207         9.32           134,434
   Qualified XII (0.60)                     2,849.502         9.31            26,529
   Qualified XII (0.65)                     1,748.530         9.30            16,261
   Qualified XII (0.70)                     5,040.605         9.30            46,878
   Qualified XII (0.75)                     5,222.523         9.29            48,517
   Qualified XII (0.80)                   134,705.573         9.28         1,250,068
   Qualified XII (0.85)                    10,686.615         9.28            99,172
   Qualified XII (0.90)                     1,119.700         9.27            10,380
   Qualified XII (0.95)                    39,468.469         9.26           365,478
   Qualified XII (1.00)                   221,100.929         9.26         2,047,395
   Qualified XII (1.05)                     4,858.049         9.25            44,937
   Qualified XII (1.10)                     7,938.686         9.24            73,353
   Qualified XII (1.15)                     1,511.754         9.24            13,969
   Qualified XII (1.20)                     1,437.497         9.23            13,268
   Qualified XII (1.25)                     2,035.966         9.22            18,772
   Qualified XII (1.30)                       110.586         9.22             1,020
   Qualified XII (1.40)                       375.672         9.20             3,456
   Qualified XII (1.50)                       244.004         9.19             2,242
   Qualified XV                               202.652         9.26             1,877
   Qualified XVI                            3,026.906         9.19            27,817
   Qualified XVIII                          7,400.772         9.22            68,235
   Qualified XXI                              327.632         9.28             3,040
   Qualified XXIV                          17,423.341         9.27           161,514
   Qualified XXV                            2,863.151         9.29            26,599
   Qualified XXVI                          11,799.610         9.27           109,382
                                      ---------------                ---------------
                                          859,743.294                $     7,950,623
                                      ===============                ===============

ING GET FUND - SERIES D
Contracts in accumulation period:
   Qualified III                            5,678.329   $    10.15   $        57,635
   Qualified VI                         8,962,562.281        10.15        90,970,007
   Qualified X (1.15)                     227,377.338        10.15         2,307,880
   Qualified X (1.25)                   1,992,972.785        10.15        20,228,674

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING GET FUND - SERIES D (CONTINUED)
   Qualified XI                         1,401,776.498   $    10.39   $    14,564,458
   Qualified XII (0.30)                    96,179.505        10.38           998,343
   Qualified XII (0.50)                    69,329.414        10.59           734,198
   Qualified XII (0.60)                    17,216.930        10.54           181,466
   Qualified XII (0.70)                    33,061.707        10.50           347,148
   Qualified XII (0.80)                    22,555.857        10.45           235,709
   Qualified XII (0.85)                   109,514.384        10.43         1,142,235
   Qualified XII (0.90)                     8,054.976        10.41            83,852
   Qualified XII (0.95)                    52,073.978        10.39           541,049
   Qualified XII (1.00)                   174,808.849        10.37         1,812,768
   Qualified XII (1.05)                 1,804,454.464        10.34        18,658,059
   Qualified XII (1.10)                   122,005.830        10.32         1,259,100
   Qualified XII (1.20)                   291,423.858        10.28         2,995,837
   Qualified XII (1.25)                 3,825,286.304        10.26        39,247,437
   Qualified XII (1.30)                    49,931.931        10.24           511,303
   Qualified XII (1.35)                    10,874.672        10.21           111,030
   Qualified XII (1.40)                     5,466.201        10.19            55,701
   Qualified XII (1.45)                     1,747.804        10.17            17,775
   Qualified XII (1.50)                     7,234.341        10.15            73,429
   Qualified XII (1.65)                       690.598        10.09             6,968
   Qualified XV                            46,578.121        10.28           478,823
   Qualified XVI                           81,786.323        10.04           821,135
   Qualified XVII                          65,665.192        10.15           666,502
   Qualified XVIII                        437,656.731        10.15         4,442,216
   Qualified XXI                           39,890.674        10.34           412,470
   Qualified XXII                         305,813.175        10.34         3,162,108
   Qualified XXIV                          42,305.189        10.29           435,320
   Qualified XXV                           42,504.143        10.30           437,793
   Qualified XXVI                          14,830.298        10.26           152,159
   Qualified XXVII                      2,538,234.941        10.21        25,915,379
                                      ---------------                ---------------
                                       22,907,543.621                $   234,065,966
                                      ===============                ===============

ING GET FUND - SERIES E
Contracts in accumulation period:
   Qualified V                                489.925   $    10.26   $         5,027
   Qualified VI                         4,053,045.090        10.32        41,827,425
   Qualified X (1.15)                     122,449.011        10.24         1,253,878
   Qualified X (1.25)                   1,085,412.684        10.24        11,114,626
   Qualified XI                           605,201.248        10.54         6,378,821
   Qualified XII (0.30)                    85,885.923        10.53           904,379
   Qualified XII (0.70)                     7,347.413        10.62            78,030
   Qualified XII (0.80)                    19,234.954        10.58           203,506
   Qualified XII (0.85)                    68,036.912        10.56           718,470
   Qualified XII (0.95)                   101,230.135        10.53         1,065,953
   Qualified XII (1.00)                    46,298.325        10.51           486,595
   Qualified XII (1.05)                   835,731.915        10.49         8,766,828
   Qualified XII (1.10)                    28,241.980        10.47           295,694
   Qualified XII (1.15)                       394.746        10.45             4,125
   Qualified XII (1.20)                   108,508.577        10.43         1,131,744
   Qualified XII (1.25)                 1,472,408.435        10.41        15,327,772
   Qualified XII (1.30)                    14,858.906        10.40           154,533
   Qualified XII (1.35)                     5,405.147        10.38            56,105
   Qualified XII (1.40)                     1,902.426        10.36            19,709
   Qualified XII (1.50)                     6,633.343        10.32            68,456

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING GET FUND - SERIES E (CONTINUED)
   Qualified XII (1.65)                         0.647   $    10.27   $             7
   Qualified XII (1.75)                     2,973.641        10.23            30,420
   Qualified XV                            21,701.859        10.43           226,350
   Qualified XVI                           18,157.972        10.23           185,756
   Qualified XVII                          87,400.806        10.32           901,976
   Qualified XVIII                         51,571.632        10.24           528,094
   Qualified XXI                           14,336.020        10.49           150,385
   Qualified XXII                         147,037.867        10.49         1,542,427
   Qualified XXIV                          19,884.999        10.45           207,798
   Qualified XXV                          106,304.600        10.47         1,113,009
   Qualified XXVI                          40,919.686        10.44           427,202
   Qualified XXVII                        892,885.366        10.38         9,268,150
                                      ---------------                ---------------
                                       10,071,892.190                $   104,443,250
                                      ===============                ===============

ING GET FUND - SERIES G
Contracts in accumulation period:
   Qualified VI                         1,047,824.976   $    10.24   $    10,729,728
   Qualified X (1.15)                      53,401.146        10.17           543,090
   Qualified X (1.25)                     329,625.531        10.16         3,348,995
   Qualified XI                            80,104.455        10.44           836,291
   Qualified XII (0.30)                     4,238.264        10.43            44,205
   Qualified XII (0.80)                     1,379.677        10.48            14,459
   Qualified XII (0.85)                     5,463.128        10.46            57,144
   Qualified XII (0.90)                       359.459        10.45             3,756
   Qualified XII (0.95)                     8,918.652        10.43            93,022
   Qualified XII (1.00)                    20,768.548        10.41           216,201
   Qualified XII (1.05)                   168,753.080        10.39         1,753,345
   Qualified XII (1.10)                    48,534.107        10.38           503,784
   Qualified XII (1.15)                     1,860.356        10.36            19,273
   Qualified XII (1.20)                    33,153.121        10.34           342,803
   Qualified XII (1.25)                   461,869.195        10.33         4,771,109
   Qualified XII (1.30)                     4,364.059        10.31            44,993
   Qualified XII (1.35)                     1,341.290        10.29            13,802
   Qualified XII (1.40)                     3,655.830        10.27            37,545
   Qualified XII (1.45)                    29,789.676        10.26           305,642
   Qualified XV                            18,153.077        10.34           187,703
   Qualified XVI                            5,334.901        10.16            54,203
   Qualified XVII                          29,547.778        10.24           302,569
   Qualified XVIII                         67,491.082        10.16           685,709
   Qualified XXI                            2,653.538        10.39            27,570
   Qualified XXII                          12,066.707        10.39           125,373
   Qualified XXIV                           6,204.074        10.36            64,274
   Qualified XXV                            8,607.950        10.39            89,437
   Qualified XXVI                           8,809.930        10.36            91,271
   Qualified XXVII                        431,924.705        10.30         4,448,824
                                      ---------------                ---------------
                                        2,896,198.292                $    29,756,120
                                      ===============                ===============

ING GET FUND - SERIES H
Contracts in accumulation period:
   Qualified VI                           937,754.517   $    10.31   $     9,668,249
   Qualified X (1.15)                      59,990.891        10.24           614,307
   Qualified X (1.25)                     190,425.460        10.23         1,948,052
   Qualified XI                            87,280.895        10.50           916,449
   Qualified XII (0.30)                     3,360.343        10.49            35,250

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING GET FUND - SERIES H (CONTINUED)
   Qualified XII (0.50)                       331.013   $    10.62   $         3,515
   Qualified XII (0.80)                     6,086.049        10.53            64,086
   Qualified XII (0.85)                     1,991.745        10.51            20,933
   Qualified XII (0.90)                     1,482.556        10.50            15,567
   Qualified XII (0.95)                    15,412.738        10.48           161,525
   Qualified XII (1.00)                    14,401.559        10.46           150,640
   Qualified XII (1.05)                   270,332.739        10.45         2,824,977
   Qualified XII (1.10)                    15,975.270        10.43           166,622
   Qualified XII (1.20)                    13,534.034        10.40           140,754
   Qualified XII (1.25)                   251,870.497        10.38         2,614,416
   Qualified XII (1.30)                     1,294.762        10.37            13,427
   Qualified XII (1.35)                     9,480.837        10.35            98,127
   Qualified XII (1.40)                     5,908.421        10.34            61,093
   Qualified XII (1.45)                     1,273.293        10.32            13,140
   Qualified XV                             7,759.167        10.40            80,695
   Qualified XVI                            9,559.439        10.23            97,793
   Qualified XVII                          33,854.112        10.31           349,036
   Qualified XVIII                         57,003.246        10.23           583,143
   Qualified XXI                            1,711.012        10.45            17,880
   Qualified XXII                          24,033.158        10.45           251,147
   Qualified XXV                              297.267        10.46             3,109
   Qualified XXVI                           1,931.505        10.42            20,126
   Qualified XXVII                        226,588.322        10.36         2,347,455
                                      ---------------                ---------------
                                        2,250,924.847                $    23,281,513
                                      ===============                ===============

ING GET FUND - SERIES I
   Contracts in accumulation period:
   Qualified X (1.25)                     104,216.299   $    10.15   $     1,057,795
   Qualified XVIII                         13,060.806        10.15           132,567
                                      ---------------                ---------------
                                          117,277.105                $     1,190,362
                                      ===============                ===============

ING GET FUND - SERIES J
   Contracts in accumulation period:
   Qualified X (1.25)                      32,417.204   $    10.10   $       327,414
   Qualified XVIII                          6,621.595        10.10            66,878
                                      ---------------                ---------------
                                           39,038.799                $       394,292
                                      ===============                ===============

ING GET FUND - SERIES K
   Contracts in accumulation period:
   Qualified X (1.25)                      35,705.259   $    10.17   $       363,122
   Qualified XXVII                        164,041.293        10.27         1,684,704
                                      ---------------                ---------------
                                          199,746.552                $     2,047,826
                                      ===============                ===============

ING GET FUND - SERIES L
   Contracts in accumulation period:
   Qualified XXVII                        117,245.787   $    10.12   $     1,186,527
                                      ---------------                ---------------
                                          117,245.787                $     1,186,527
                                      ===============                ===============

ING GET FUND - SERIES Q
    Contracts in accumulation period:
    Qualified XXVII                       497,644.717   $    10.11   $     5,031,188
                                      ---------------                ---------------
                                          497,644.717                $     5,031,188
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING GET FUND - SERIES S
   Contracts in accumulation period:
   Qualified VI                         1,656,246.634   $    10.06   $    16,661,841
   Qualified X (1.15)                      38,592.719        10.06           388,243
   Qualified X (1.25)                     218,765.031        10.06         2,200,776
   Qualified XI                           572,902.306        10.10         5,786,313
   Qualified XII (0.30)                     5,449.378        10.09            54,984
   Qualified XII (0.50)                    80,231.292        10.11           811,138
   Qualified XII (0.80)                     5,127.664        10.09            51,738
   Qualified XII (0.85)                    24,429.986        10.09           246,499
   Qualified XII (0.95)                    18,188.955        10.08           183,345
   Qualified XII (1.00)                    93,717.077        10.08           944,668
   Qualified XII (1.05)                   570,758.824        10.07         5,747,541
   Qualified XII (1.10)                    57,082.550        10.07           574,821
   Qualified XII (1.20)                    35,073.321        10.07           353,188
   Qualified XII (1.25)                   650,192.287        10.06         6,540,934
   Qualified XII (1.30)                     2,506.476        10.06            25,215
   Qualified XII (1.35)                    10,615.711        10.06           106,794
   Qualified XII (1.40)                       614.600        10.05             6,177
   Qualified XII (1.45)                       365.721        10.05             3,675
   Qualified XII (1.50)                       526.792        10.05             5,294
   Qualified XII (1.55)                        44.496        10.04               447
   Qualified XII (1.65)                    13,858.058        10.04           139,135
   Qualified XV                             6,135.341        10.07            61,783
   Qualified XVI                           17,907.417        10.04           179,790
   Qualified XVII                          22,176.340        10.06           223,094
   Qualified XVIII                         23,171.033        10.06           233,101
   Qualified XXI                              174.334        10.08             1,757
   Qualified XXII                          90,447.222        10.09           912,612
   Qualified XXIV                           5,638.923        10.08            56,840
   Qualified XXV                              560.135        10.09             5,652
   Qualified XXVI                             280.439        10.08             2,827
   Qualified XXVII                        401,929.211        10.07         4,047,427
                                      ---------------                ---------------
                                        4,623,710.273                $    46,557,649
                                      ===============                ===============

ING VP BALANCED
   Currently payable annuity contracts:                              $    24,462,370
   Contracts in accumulation period:
   Qualified I                             28,567.376   $    26.55           758,464
   Qualified III                           35,680.628        26.33           939,471
   Qualified V                              5,746.715        19.86           114,130
   Qualified VI                        13,616,148.388        20.06       273,139,937
   Qualified VII                          175,628.126        19.35         3,398,404
   Qualified VIII                           4,016.404        18.61            74,745
   Qualified IX                             1,908.257        19.09            36,429
   Qualified X (1.15)                     202,644.102        20.24         4,101,517
   Qualified X (1.25)                   3,112,040.749        20.06        62,427,537
   Qualified XI                           586,957.465        20.69        12,144,150
   Qualified XII (0.05)                   112,979.394        20.61         2,328,505
   Qualified XII (0.25)                   886,007.508        10.26         9,090,437
   Qualified XII (0.35)                   341,321.190        10.22         3,488,303
   Qualified XII (0.45)                   208,793.294        10.17         2,123,428
   Qualified XII (0.55)                   182,934.849        10.12         1,851,301

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP BALANCED (CONTINUED)
   Qualified XII (0.60)                   666,707.634   $    10.10   $     6,733,747
   Qualified XII (0.65)                   105,474.161        10.08         1,063,180
   Qualified XII (0.70)                   435,255.513        10.05         4,374,318
   Qualified XII (0.75)                   402,962.341        10.03         4,041,712
   Qualified XII (0.80)                 2,637,345.102        10.68        28,166,846
   Qualified XII (0.85)                 1,340,813.980        14.41        19,321,129
   Qualified XII (0.90)                    24,613.342        10.45           257,209
   Qualified XII (0.95)                   485,662.162        14.31         6,949,826
   Qualified XII (1.00)                 3,100,422.063        14.27        44,243,023
   Qualified XII (1.05)                   160,253.998        14.22         2,278,812
   Qualified XII (1.10)                    60,447.240        14.17           856,537
   Qualified XII (1.15)                    70,352.843        14.13           994,086
   Qualified XII (1.20)                    87,711.247        14.08         1,234,974
   Qualified XII (1.25)                    16,259.955        14.03           228,127
   Qualified XII (1.30)                       468.030        13.99             6,548
   Qualified XII (1.35)                       519.151        13.94             7,237
   Qualified XII (1.40)                    22,210.056        13.89           308,498
   Qualified XII (1.50)                     1,840.575        13.80            25,400
   Qualified XV                            73,072.951        20.42         1,492,150
   Qualified XVI                          277,476.599        19.77         5,485,712
   Qualified XVII                         239,235.565        20.34         4,866,051
   Qualified XVIII                        367,109.219        20.34         7,467,002
   Qualified XIX                           14,399.772        26.92           387,642
   Qualified XX                            55,399.360        26.70         1,479,163
   Qualified XXI                           88,271.639        20.53         1,812,217
   Qualified XXII                          89,394.612        20.62         1,843,317
   Qualified XXIV                         324,475.805        14.31         4,643,249
   Qualified XXV                          212,956.652        20.35         4,333,668
   Qualified XXVI                          23,517.472        20.28           476,934
   Qualified XXVII                      1,335,578.757        26.48        35,366,125
   Qualified XXVIII                       153,436.146        26.40         4,050,714
   Qualified XXIX                           1,326.638        26.33            34,930
   Qualified XXX                           99,850.925        26.20         2,616,094
                                      ---------------                ---------------
                                       32,476,195.950                $   597,925,305
                                      ===============                ===============

ING VP BOND
   Currently payable annuity
     contracts:                                                      $     6,746,576
   Contracts in accumulation period:
   Qualified I                             11,413.379   $    67.84           774,284
   Qualified III                           10,636.617        66.86           711,164
   Qualified V                             16,218.491        17.31           280,742
   Qualified VI                        10,976,889.709        17.24       189,241,579
   Qualified VII                          133,889.851        15.99         2,140,899
   Qualified VIII                          10,761.063        15.87           170,778
   Qualified IX                             2,005.576        16.38            32,851
   Qualified X (1.15)                     218,587.591        17.40         3,803,424
   Qualified X (1.25)                   1,668,772.437        17.24        28,769,637
   Qualified XI                           476,740.805        17.79         8,481,219
   Qualified XII (0.05)                    20,096.328        17.72           356,107
   Qualified XII (0.25)                   368,325.874        13.37         4,924,517
   Qualified XII (0.35)                   150,159.665        13.31         1,998,625
   Qualified XII (0.45)                   146,053.936        13.25         1,935,215

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP BOND (CONTINUED)
   Qualified XII (0.55)                   112,073.453   $    13.19   $     1,478,249
   Qualified XII (0.60)                   378,990.457        13.16         4,987,514
   Qualified XII (0.65)                   215,827.054        13.13         2,833,809
   Qualified XII (0.70)                   184,031.200        13.10         2,410,809
   Qualified XII (0.75)                   306,789.013        13.07         4,009,732
   Qualified XII (0.80)                 1,633,601.434        13.22        21,596,211
   Qualified XII (0.85)                   921,078.232        15.00        13,816,173
   Qualified XII (0.90)                    12,078.880        13.18           159,200
   Qualified XII (0.95)                   526,766.029        14.90         7,848,814
   Qualified XII (1.00)                 2,737,924.698        14.85        40,658,182
   Qualified XII (1.05)                   174,257.391        14.80         2,579,009
   Qualified XII (1.10)                    85,506.945        14.75         1,261,227
   Qualified XII (1.15)                    63,807.532        14.70           937,971
   Qualified XII (1.20)                    61,947.176        14.65           907,526
   Qualified XII (1.25)                    44,357.504        14.60           647,620
   Qualified XII (1.30)                     8,314.353        14.56           121,057
   Qualified XII (1.35)                       436.080        14.51             6,328
   Qualified XII (1.40)                    25,842.305        14.46           373,680
   Qualified XII (1.50)                     7,602.839        14.36           109,177
   Qualified XV                            36,087.230        17.56           633,692
   Qualified XVI                          193,755.163        17.00         3,293,838
   Qualified XVII                         243,240.171        17.39         4,229,947
   Qualified XVIII                        465,608.106        17.39         8,096,925
   Qualified XIX                            2,460.649        68.41           168,333
   Qualified XX                            14,922.558        67.42         1,006,079
   Qualified XXI                           25,268.160        17.65           445,983
   Qualified XXII                          76,124.257        17.72         1,348,922
   Qualified XXIV                         160,287.792        14.90         2,388,288
   Qualified XXV                          105,460.959        17.49         1,844,512
   Qualified XXVI                          23,432.162        17.43           408,423
   Qualified XXVII                        774,013.087        67.24        52,044,640
   Qualified XXVIII                       344,126.396        67.02        23,063,351
   Qualified XXIX                           2,299.993        66.86           153,778
   Qualified XXX                           29,182.257        66.51         1,940,912
                                      ---------------                ---------------
                                       24,208,052.837                $   458,177,528
                                      ===============                ===============

ING VP EMERGING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                        670,676.292   $     5.77   $     3,869,802
   Qualified XXVIII                       200,002.160         5.75         1,150,012
                                      ---------------                ---------------
                                          870,678.452                $     5,019,814
                                      ===============                ===============

ING VP MONEY MARKET
   Currently payable annuity
     contracts:                                                      $       149,144
   Contracts in accumulation period:
   Qualified I                             10,124.742   $    49.00           496,112
   Qualified III                            4,469.117        48.16           215,233
   Qualified V                             29,343.103        13.79           404,641
   Qualified VI                         8,751,582.395        13.98       122,347,122
   Qualified VII                          239,684.072        13.92         3,336,402
   Qualified VIII                          11,319.623        13.46           152,362
   Qualified IX                             1,744.137        14.01            24,435

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP MONEY MARKET (CONTINUED)
   Qualified X (1.15)                     459,876.815   $    14.11   $     6,488,862
   Qualified X (1.25)                   1,919,745.105        13.98        26,838,037
   Qualified XI                           360,682.861        14.42         5,201,047
   Qualified XII (0.05)                    51,230.576        14.37           736,183
   Qualified XII (0.25)                   475,250.337        12.06         5,731,519
   Qualified XII (0.35)                   118,551.250        12.00         1,422,615
   Qualified XII (0.45)                   132,966.170        11.95         1,588,946
   Qualified XII (0.55)                   151,211.528        11.89         1,797,905
   Qualified XII (0.60)                   109,591.256        11.86         1,299,752
   Qualified XII (0.65)                   360,337.361        11.84         4,266,394
   Qualified XII (0.70)                   436,909.665        11.81         5,159,903
   Qualified XII (0.75)                   374,628.269        11.78         4,413,121
   Qualified XII (0.80)                 2,415,659.282        11.91        28,770,502
   Qualified XII (0.85)                   644,548.303        12.83         8,269,555
   Qualified XII (0.90)                    13,539.865        11.82           160,041
   Qualified XII (0.95)                   598,539.238        12.75         7,631,375
   Qualified XII (1.00)                 2,493,907.375        12.71        31,697,563
   Qualified XII (1.05)                   184,652.624        12.67         2,339,549
   Qualified XII (1.10)                   162,880.678        12.62         2,055,554
   Qualified XII (1.15)                    82,720.326        12.58         1,040,622
   Qualified XII (1.20)                    92,375.700        12.54         1,158,391
   Qualified XII (1.25)                    68,472.602        12.50           855,908
   Qualified XII (1.30)                    18,596.771        12.46           231,716
   Qualified XII (1.35)                     5,344.130        12.42            66,374
   Qualified XII (1.40)                    44,830.783        12.37           554,557
   Qualified XII (1.50)                    15,705.448        12.29           193,020
   Qualified XV                            23,654.411        14.23           336,602
   Qualified XVI                          194,182.129        13.78         2,675,830
   Qualified XVII                         317,922.235        13.98         4,444,553
   Qualified XVIII                        616,450.659        13.98         8,617,980
   Qualified XIX                            2,490.783        49.00           122,048
   Qualified XX                            60,016.971        48.16         2,890,417
   Qualified XXI                           52,594.493        14.31           752,627
   Qualified XXII                         118,165.403        14.37         1,698,037
   Qualified XXIV                         153,167.800        12.75         1,952,889
   Qualified XXV                          124,661.443        14.18         1,767,699
   Qualified XXVI                          38,272.919        14.14           541,179
   Qualified XXVII                        804,354.435        49.45        39,775,327
   Qualified XXVIII                       517,956.948        48.49        25,115,732
   Qualified XXIX                           2,238.033        48.16           107,784
   Qualified XXX                           19,884.534        47.91           952,668
                                      ---------------                ---------------
                                       23,887,034.703                $   368,845,834
                                      ===============                ===============

ING VP NATURAL RESOURCES
   Contracts in accumulation period:
   Qualified III                            5,723.999   $    12.09   $        69,203
   Qualified V                              2,992.019        13.31            39,824
   Qualified VI                           313,360.780        13.04         4,086,225
   Qualified VIII                           1,274.435        11.30            14,401
   Qualified XI                            18,877.291        13.46           254,088
   Qualified XII (0.05)                       433.536        13.41             5,814

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP NATURAL RESOURCES (CONTINUED)
   Qualified XII (0.25)                    19,692.336   $     8.50   $       167,385
   Qualified XII (0.45)                    10,732.855         8.42            90,371
   Qualified XII (0.55)                     2,826.123         8.38            23,683
   Qualified XII (0.60)                    12,408.498         8.36           103,735
   Qualified XII (0.65)                     1,136.712         8.34             9,480
   Qualified XII (0.70)                     6,683.873         8.32            55,610
   Qualified XII (0.75)                    14,347.860         8.30           119,087
   Qualified XII (0.80)                    99,437.851         9.06           900,907
   Qualified XII (0.85)                    26,533.740        10.36           274,890
   Qualified XII (0.90)                     1,077.835         9.02             9,722
   Qualified XII (0.95)                    20,849.800        10.29           214,544
   Qualified XII (1.00)                    82,891.475        10.26           850,467
   Qualified XII (1.05)                     4,526.971        10.22            46,266
   Qualified XII (1.10)                     2,323.647        10.19            23,678
   Qualified XII (1.15)                     3,016.411        10.16            30,647
   Qualified XII (1.20)                     3,184.376        10.12            32,226
   Qualified XII (1.25)                        98.531        10.09               994
   Qualified XII (1.40)                       111.768         9.99             1,117
   Qualified XV                             7,492.389        13.28            99,499
   Qualified XVI                            5,191.242        12.86            66,759
   Qualified XVII                             718.296        13.04             9,367
   Qualified XXI                            2,675.921        13.35            35,724
   Qualified XXII                           2,937.967        13.41            39,398
   Qualified XXIV                           7,621.215        10.29            78,422
   Qualified XXV                            1,394.359        13.20            18,406
   Qualified XXVI                             927.197        13.15            12,193
   Qualified XXVII                        255,162.490        12.16         3,102,776
   Qualified XXVIII                        83,305.976        12.12         1,009,668
                                      ---------------                ---------------
                                        1,021,969.774                $    11,896,576
                                      ===============                ===============

ING VP STRATEGIC ALLOCATION BALANCED
   Currently payable annuity
     contracts:                                                      $        51,327
   Contracts in accumulation period:
   Qualified III                               34.558   $    13.39               463
   Qualified V                              1,031.284        13.23            13,644
   Qualified VI                         1,772,983.849        13.39        23,740,254
   Qualified X (1.15)                      18,977.123        13.81           262,074
   Qualified X (1.25)                     220,388.127        13.71         3,021,521
   Qualified XI                            66,761.585        13.82           922,645
   Qualified XII (0.05)                     3,348.418        13.76            46,074
   Qualified XII (0.25)                    79,829.333         9.05           722,455
   Qualified XII (0.35)                     5,417.450         9.00            48,757
   Qualified XII (0.45)                   232,497.674         8.96         2,083,179
   Qualified XII (0.55)                     3,740.605         8.92            33,366
   Qualified XII (0.60)                     2,505.974         8.90            22,303
   Qualified XII (0.65)                   100,042.445         8.88           888,377
   Qualified XII (0.70)                    56,939.723         8.86           504,486
   Qualified XII (0.75)                   152,277.394         8.84         1,346,132
   Qualified XII (0.80)                   159,012.474         9.30         1,478,816
   Qualified XII (0.85)                   100,727.719        12.29         1,237,944
   Qualified XII (0.90)                     1,351.536         9.14            12,353

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION
   BALANCED (CONTINUED)
   Qualified XII (0.95)                    48,154.106   $    12.21   $       587,962
   Qualified XII (1.00)                   213,470.857        12.17         2,597,940
   Qualified XII (1.05)                    79,095.701        12.13           959,431
   Qualified XII (1.10)                    58,967.192        12.09           712,913
   Qualified XII (1.15)                    13,408.589        12.05           161,573
   Qualified XII (1.20)                   338,865.113        12.01         4,069,770
   Qualified XII (1.25)                    14,719.814        11.97           176,196
   Qualified XII (1.30)                     5,795.825        11.93            69,144
   Qualified XII (1.40)                    16,363.118        11.85           193,903
   Qualified XII (1.50)                       956.555        11.77            11,259
   Qualified XV                             8,114.256        13.64           110,678
   Qualified XVI                           32,472.085        13.20           428,632
   Qualified XVII                          25,171.050        13.66           343,837
   Qualified XVIII                          5,221.481        13.98            72,996
   Qualified XXI                            7,208.374        13.71            98,827
   Qualified XXII                          11,610.805        13.77           159,881
   Qualified XXIV                           6,580.803        12.21            80,352
   Qualified XXV                            5,771.735        13.59            78,438
   Qualified XXVII                         34,761.487        13.47           468,237
   Qualified XXVIII                         2,087.529        13.43            28,036
                                      ---------------                ---------------
                                        3,906,663.746                $    47,846,175
                                      ===============                ===============

ING VP STRATEGIC ALLOCATION GROWTH
   Contracts in accumulation period:
   Qualified III                              261.792   $    13.09   $         3,427
   Qualified V                              1,975.565        12.94            25,564
   Qualified VI                         2,264,302.165        13.09        29,639,715
   Qualified VIII                               8.583        13.09               112
   Qualified X (1.15)                      54,452.672        13.57           738,923
   Qualified X (1.25)                     281,511.792        13.47         3,791,964
   Qualified XI                            78,386.989        13.51         1,059,008
   Qualified XII (0.05)                     6,182.241        13.46            83,213
   Qualified XII (0.25)                   139,476.977         8.18         1,140,922
   Qualified XII (0.35)                     6,655.855         8.14            54,179
   Qualified XII (0.45)                    99,615.708         8.10           806,887
   Qualified XII (0.55)                     3,616.868         8.06            29,152
   Qualified XII (0.60)                     6,440.827         8.05            51,849
   Qualified XII (0.65)                   257,890.433         8.03         2,070,860
   Qualified XII (0.70)                    44,529.794         8.01           356,684
   Qualified XII (0.75)                   196,707.952         7.99         1,571,697
   Qualified XII (0.80)                   224,992.381         8.48         1,907,935
   Qualified XII (0.85)                   153,004.359        11.82         1,808,512
   Qualified XII (0.90)                     2,510.678         8.32            20,889
   Qualified XII (0.95)                    64,757.719        11.74           760,256
   Qualified XII (1.00)                   476,634.337        11.70         5,576,622
   Qualified XII (1.05)                    91,472.949        11.66         1,066,575
   Qualified XII (1.10)                    46,765.872        11.63           543,887
   Qualified XII (1.15)                    17,409.816        11.59           201,780
   Qualified XII (1.20)                    44,481.738        11.55           513,764
   Qualified XII (1.25)                     9,023.836        11.51           103,864
   Qualified XII (1.30)                     8,197.476        11.47            94,025
   Qualified XII (1.35)                         9.263        11.43               106

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH
   (CONTINUED)
   Qualified XII (1.40)                     8,357.037   $    11.40   $        95,270
   Qualified XII (1.50)                     5,892.227        11.32            66,700
   Qualified XV                             7,223.156        13.33            96,285
   Qualified XVI                           39,074.833        12.91           504,456
   Qualified XVII                           1,085.370        13.35            14,490
   Qualified XVIII                          5,383.002        13.73            73,909
   Qualified XXI                            9,347.790        13.41           125,354
   Qualified XXII                          10,986.280        13.46           147,875
   Qualified XXIV                          20,534.846        11.74           241,079
   Qualified XXV                           10,298.073        13.29           136,861
   Qualified XXVI                             408.926        13.24             5,414
   Qualified XXVII                         37,872.348        13.17           498,779
   Qualified XXVIII                         1,320.520        13.13            17,338
                                      ---------------                ---------------
                                        4,739,061.045                $    56,046,181
                                      ===============                ===============

ING VP STRATEGIC ALLOCATION INCOME
   Currently payable annuity contracts:                              $       139,145
   Contracts in accumulation period:
   Qualified III                              803.048   $    14.21            11,411
   Qualified V                                925.339        14.04            12,992
   Qualified VI                           973,538.455        14.21        13,833,981
   Qualified X (1.15)                      48,486.711        14.38           697,239
   Qualified X (1.25)                     231,298.028        14.27         3,300,623
   Qualified XI                            40,962.859        14.66           600,516
   Qualified XII (0.05)                    35,694.180        14.60           521,135
   Qualified XII (0.25)                    26,978.563        10.47           282,466
   Qualified XII (0.35)                     6,523.381        10.42            67,974
   Qualified XII (0.45)                    77,970.736        10.37           808,557
   Qualified XII (0.55)                    15,974.989        10.32           164,862
   Qualified XII (0.60)                     5,239.431        10.30            53,966
   Qualified XII (0.65)                    46,946.672        10.27           482,142
   Qualified XII (0.70)                    39,382.687        10.25           403,673
   Qualified XII (0.75)                    41,645.624        10.23           426,035
   Qualified XII (0.80)                   112,797.095        10.58         1,193,393
   Qualified XII (0.85)                    73,305.862        13.31           975,701
   Qualified XII (0.90)                     2,986.698        10.47            31,271
   Qualified XII (0.95)                    31,711.658        13.22           419,228
   Qualified XII (1.00)                   274,078.666        13.18         3,612,357
   Qualified XII (1.05)                    42,974.743        13.13           564,258
   Qualified XII (1.10)                    28,652.959        13.09           375,067
   Qualified XII (1.15)                     6,920.661        13.05            90,315
   Qualified XII (1.20)                    20,360.359        13.00           264,685
   Qualified XII (1.25)                     9,558.989        12.96           123,884
   Qualified XII (1.30)                     2,236.087        12.92            28,890
   Qualified XII (1.35)                         3.209        12.87                41
   Qualified XII (1.40)                     4,846.121        12.83            62,176
   Qualified XII (1.50)                       431.108        12.75             5,497
   Qualified XV                             3,318.577        14.47            48,020
   Qualified XVI                           18,116.694        14.00           253,634
   Qualified XVII                          18,001.337        14.49           260,839
   Qualified XVIII                         30,655.482        14.55           446,037

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME
   (CONTINUED)
   Qualified XXI                            3,078.050   $    14.55   $        44,786
   Qualified XXII                           6,150.406        14.60            89,796
   Qualified XXIV                           3,767.431        13.22            49,805
   Qualified XXV                            5,172.324        14.42            74,585
   Qualified XXVI                             318.566        14.37             4,578
   Qualified XXVII                         53,498.336        14.29           764,491
   Qualified XXVIII                         1,376.886        14.24            19,607
                                      ---------------                ---------------
                                        2,346,689.007                $    31,609,658
                                      ===============                ===============

ING ALGER AGGRESSIVE GROWTH INITIAL
   CLASS
   Contracts in accumulation period:
   Qualified XI                                 0.218   $     9.58   $             2
                                      ---------------                ---------------
                                                0.218                $             2
                                      ===============                ===============

ING ALGER AGGRESSIVE GROWTH SERVICE
   CLASS
   Contracts in accumulation period:
   Qualified VI                            63,009.309   $     5.02   $       316,307
   Qualified VIII                             440.616         5.02             2,212
   Qualified X (1.15)                       2,837.125         7.32            20,768
   Qualified X (1.25)                      28,365.444         7.17           203,380
   Qualified XII (0.60)                        13.537         5.06                68
   Qualified XII (0.75)                    58,241.908         5.05           294,122
   Qualified XII (0.80)                     8,526.012         5.04            42,971
   Qualified XII (0.85)                        74.135         5.04               374
   Qualified XII (0.90)                        14.767         5.04                74
   Qualified XII (0.95)                     1,545.125         5.03             7,772
   Qualified XII (1.00)                     1,005.642         5.03             5,058
   Qualified XII (1.05)                         2.888         5.03                15
   Qualified XII (1.10)                         1.357         5.03                 7
   Qualified XII (1.15)                       115.718         5.02               581
   Qualified XII (1.20)                       691.796         5.02             3,473
   Qualified XII (1.25)                        10.069         5.02                51
   Qualified XII (1.40)                        75.507         5.01               378
   Qualified XVI                              139.982         5.00               700
   Qualified XXIV                             363.449         5.04             1,832
   Qualified XXV                              255.827         5.05             1,292
   Qualified XXVI                              14.048         5.04                71
                                      ---------------                ---------------
                                          165,744.261                $       901,506
                                      ===============                ===============

ING ALGER GROWTH
   Contracts in accumulation period:
   Qualified VI                            19,746.926   $     6.50   $       128,355
   Qualified X (1.25)                       5,333.025         6.85            36,531
   Qualified XII (0.75)                    10,843.404         6.53            70,807
   Qualified XII (0.80)                       158.541         6.53             1,035
   Qualified XII (0.85)                       101.970         6.53               666
   Qualified XII (0.95)                       153.513         6.52             1,001
   Qualified XII (1.00)                       627.969         6.51             4,088

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING ALGER GROWTH (CONTINUED)
   Qualified XII (1.05)                       401.046   $     6.51   $         2,611
   Qualified XII (1.10)                        23.198         6.51               151
   Qualified XII (1.25)                       742.257         6.50             4,825
   Qualified XII (1.40)                        43.164         6.48               280
   Qualified XVI                              163.403         6.48             1,059
   Qualified XXI                              247.248         6.53             1,615
   Qualified XXIV                             265.896         6.52             1,734
   Qualified XXV                               28.466         6.53               186
                                      ---------------                ---------------
                                           38,880.026                $       254,944
                                      ===============                ===============

ING AMERICAN CENTURY SMALL CAP VALUE
   Contracts in accumulation period:
   Qualified VI                           163,145.433   $     8.08   $     1,318,215
   Qualified X (1.15)                       2,645.169         8.09            21,399
   Qualified X (1.25)                      19,926.695         8.08           161,008
   Qualified XII (0.55)                       280.144         8.12             2,275
   Qualified XII (0.60)                       384.526         8.12             3,122
   Qualified XII (0.70)                        42.544         8.11               345
   Qualified XII (0.80)                    12,107.146         8.11            98,189
   Qualified XII (0.85)                     2,906.852         8.10            23,546
   Qualified XII (0.95)                     1,360.490         8.10            11,020
   Qualified XII (1.00)                    16,449.537         8.10           133,241
   Qualified XII (1.05)                       557.766         8.09             4,512
   Qualified XII (1.10)                       663.050         8.09             5,364
   Qualified XII (1.15)                       162.796         8.09             1,317
   Qualified XII (1.20)                       538.779         8.08             4,353
   Qualified XII (1.25)                       126.450         8.08             1,022
   Qualified XII (1.40)                     2,784.178         8.07            22,468
   Qualified XV                               359.362         8.10             2,911
   Qualified XVI                            1,575.060         8.07            12,711
   Qualified XXI                               18.856         8.11               153
   Qualified XXIV                             581.787         8.10             4,712
   Qualified XXV                              258.923         8.11             2,100
                                      ---------------                ---------------
                                          226,875.543                $     1,833,983
                                      ===============                ===============

ING BARON SMALL CAP GROWTH
   Contracts in accumulation period:
   Qualified VI                           223,644.884   $     8.69   $     1,943,474
   Qualified X (1.15)                       2,736.629         8.69            23,781
   Qualified X (1.25)                      10,875.895         8.69            94,512
   Qualified XII (0.55)                       236.635         8.73             2,066
   Qualified XII (0.70)                     1,512.485         8.72            13,189
   Qualified XII (0.75)                       921.291         8.72             8,034
   Qualified XII (0.80)                    87,835.912         8.71           765,051
   Qualified XII (0.85)                     4,914.819         8.71            42,808
   Qualified XII (0.90)                        10.927         8.71                95
   Qualified XII (0.95)                     4,065.581         8.70            35,371
   Qualified XII (1.00)                    24,109.673         8.70           209,754
   Qualified XII (1.05)                       101.066         8.70               879
   Qualified XII (1.10)                       121.984         8.69             1,060

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH
   (CONTINUED)
   Qualified XII (1.15)                        35.313   $     8.69   $           307
   Qualified XII (1.20)                       226.748         8.69             1,970
   Qualified XII (1.25)                       179.742         8.69             1,562
   Qualified XII (1.35)                         1.280         8.68                11
   Qualified XII (1.40)                     1,266.520         8.68            10,993
   Qualified XVI                            4,599.073         8.67            39,874
   Qualified XXIV                           2,214.091         8.71            19,285
   Qualified XXV                               78.610         8.72               685
   Qualified XXVI                           2,753.300         8.71            23,981
                                      ---------------                ---------------
                                          372,442.458                $     3,238,742
                                      ===============                ===============

ING DSI ENHANCED INDEX
   Contracts in accumulation period:
   Qualified VI                            10,497.451   $     6.20   $        65,084
   Qualified X (1.15)                       2,587.497         8.04            20,803
   Qualified X (1.25)                       1,138.464         7.64             8,698
   Qualified XII (0.60)                     1,052.326         6.25             6,577
   Qualified XII (0.75)                        19.003         6.24               119
   Qualified XII (0.80)                     2,497.597         6.23            15,560
   Qualified XII (0.85)                        54.364         6.23               339
   Qualified XII (0.95)                        91.085         6.22               567
   Qualified XII (1.00)                       470.345         6.22             2,926
   Qualified XII (1.10)                       100.027         6.21               621
   Qualified XII (1.15)                       439.142         6.21             2,727
   Qualified XII (1.20)                        64.385         6.21               400
   Qualified XII (1.25)                        63.063         6.20               391
   Qualified XII (1.35)                        15.352         6.20                95
   Qualified XII (1.40)                        99.916         6.19               618
   Qualified XVI                               10.027         6.18                62
                                      ---------------                ---------------
                                           19,200.044                $       125,587
                                      ===============                ===============

ING GOLDMAN SACHS(R) CAPITAL GROWTH
   Contracts in accumulation period:
   Qualified VI                            13,555.260   $     8.26   $       111,966
   Qualified X (1.15)                       3,958.638         8.05            31,867
   Qualified X (1.25)                       8,567.160         7.59            65,025
   Qualified XII (0.60)                       779.269         8.32             6,484
   Qualified XII (0.70)                     5,413.525         8.31            44,986
   Qualified XII (0.80)                     5,308.830         8.30            44,063
   Qualified XII (0.85)                       121.662         8.30             1,010
   Qualified XII (0.95)                       375.818         8.29             3,116
   Qualified XII (1.00)                     4,044.466         8.28            33,488
   Qualified XII (1.10)                        15.681         8.28               130
   Qualified XII (1.15)                        43.404         8.27               359
   Qualified XII (1.20)                       196.905         8.27             1,628
   Qualified XII (1.25)                         1.010         8.26                 8
   Qualified XII (1.40)                        67.212         8.25               554
   Qualified XVI                                8.733         8.24                72
   Qualified XXIV                             283.097         8.30             2,350
                                      ---------------                ---------------
                                           42,740.670                $       347,106
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL
   Currently payable annuity
     contracts:                                                      $         3,540
   Contracts in accumulation period:
   Qualified III                           27,814.880   $    15.11           420,283
   Qualified V                              4,571.159        14.20            64,910
   Qualified VI                         2,328,539.450        14.49        33,740,537
   Qualified VIII                          21,899.701        12.20           267,176
   Qualified X (1.15)                      48,135.581        14.62           703,742
   Qualified X (1.25)                     300,036.551        14.49         4,347,530
   Qualified XI                           197,790.588        14.95         2,956,969
   Qualified XII (0.05)                    36,586.526        14.89           544,773
   Qualified XII (0.25)                   238,934.921         7.41         1,770,508
   Qualified XII (0.35)                   160,036.335         7.37         1,179,468
   Qualified XII (0.45)                    57,454.038         7.34           421,713
   Qualified XII (0.55)                    49,861.213         7.30           363,987
   Qualified XII (0.60)                   166,958.199         7.29         1,217,125
   Qualified XII (0.65)                    26,794.139         7.27           194,793
   Qualified XII (0.70)                    81,813.517         7.25           593,148
   Qualified XII (0.75)                   191,465.378         7.24         1,386,209
   Qualified XII (0.80)                   658,808.819         8.15         5,369,292
   Qualified XII (0.85)                   405,645.682        10.04         4,072,683
   Qualified XII (0.90)                     7,662.551         8.11            62,143
   Qualified XII (0.95)                   248,518.251         9.98         2,480,212
   Qualified XII (1.00)                   977,300.534         9.94         9,714,367
   Qualified XII (1.05)                    67,366.342         9.91           667,600
   Qualified XII (1.10)                    29,311.352         9.88           289,596
   Qualified XII (1.15)                    19,609.430         9.84           192,957
   Qualified XII (1.20)                    19,441.070         9.81           190,717
   Qualified XII (1.25)                     7,122.165         9.78            69,655
   Qualified XII (1.30)                       504.675         9.75             4,921
   Qualified XII (1.35)                       341.039         9.71             3,311
   Qualified XII (1.40)                     5,015.004         9.68            48,545
   Qualified XII (1.50)                     2,929.477         9.62            28,182
   Qualified XV                            30,117.852        14.75           444,238
   Qualified XVI                           44,371.171        14.28           633,620
   Qualified XVII                             820.251        14.49            11,885
   Qualified XVIII                          5,858.777        14.49            84,894
   Qualified XXI                           25,162.815        14.83           373,165
   Qualified XXII                          47,652.333        14.89           709,543
   Qualified XXIV                          36,268.861         9.98           361,963
   Qualified XXV                           12,530.785        14.65           183,576
   Qualified XXVI                           1,909.541        14.60            27,879
   Qualified XXVII                      1,878,239.754        15.19        28,530,462
   Qualified XXVIII                       205,242.056        15.14         3,107,365
                                      ---------------                ---------------
                                        8,676,442.763                $   107,839,182
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE
   Contracts in accumulation period:
   Qualified VI                            63,570.112   $     9.17   $       582,938
   Qualified X (1.15)                       2,696.330         9.17            24,725
   Qualified X (1.25)                      12,060.869         9.17           110,598
   Qualified XII (0.60)                        18.133         9.21               167
   Qualified XII (0.70)                     1,321.443         9.20            12,157
   Qualified XII (0.75)                       575.507         9.20             5,295
   Qualified XII (0.80)                       378.464         9.20             3,482
   Qualified XII (0.85)                     1,644.228         9.19            15,110
   Qualified XII (0.90)                         6.151         9.19                57
   Qualified XII (0.95)                     3,891.292         9.19            35,761
   Qualified XII (1.00)                    19,851.360         9.18           182,235
   Qualified XII (1.05)                       530.910         9.18             4,874
   Qualified XII (1.10)                       220.364         9.18             2,023
   Qualified XII (1.15)                        93.841         9.17               861
   Qualified XII (1.20)                       534.381         9.17             4,900
   Qualified XII (1.25)                        15.567         9.17               143
   Qualified XII (1.40)                        56.278         9.16               516
   Qualified XII (1.50)                        10.104         9.15                92
   Qualified XV                               104.279         9.19               958
   Qualified XVI                               91.101         9.15               834
   Qualified XVIII                          1,170.019         9.18            10,741
   Qualified XXI                               98.709         9.20               908
   Qualified XXIV                             246.172         9.19             2,262
   Qualified XXV                            3,653.900         9.20            33,616
   Qualified XXVI                             325.387         9.19             2,990
                                      ---------------                ---------------
                                          113,164.901                $     1,038,243
                                      ===============                ===============

ING MFS CAPITAL OPPORTUNITIES
   Currently payable annuity
     contracts:                                                      $       229,788
   Contracts in accumulation period:
   Qualified III                           49,978.315   $    20.57         1,028,054
   Qualified V                              8,641.860        16.76           144,838
   Qualified VI                         2,219,659.014        16.93        37,578,827
   Qualified VIII                          10,372.352        14.55           150,918
   Qualified X (1.15)                      40,474.101         7.39           299,104
   Qualified X (1.25)                     289,373.285         7.36         2,129,787
   Qualified XI                           254,492.046        17.47         4,445,976
   Qualified XII (0.05)                    19,254.213        17.40           335,023
   Qualified XII (0.25)                   105,534.113         7.80           823,166
   Qualified XII (0.35)                    88,409.423         7.76           686,057
   Qualified XII (0.45)                   156,205.663         7.73         1,207,470
   Qualified XII (0.55)                    72,511.644         7.69           557,615
   Qualified XII (0.60)                   111,920.419         7.67           858,430
   Qualified XII (0.65)                    22,922.779         7.66           175,588
   Qualified XII (0.70)                   159,491.623         7.64         1,218,516

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES
   (CONTINUED)
   Qualified XII (0.75)                   127,394.693   $     7.62   $       970,748
   Qualified XII (0.80)                   602,099.576         8.61         5,184,077
   Qualified XII (0.85)                   432,856.909        11.19         4,843,669
   Qualified XII (0.90)                    13,888.557         8.29           115,136
   Qualified XII (0.95)                   251,886.874        11.12         2,800,982
   Qualified XII (1.00)                 1,214,496.410        11.08        13,456,620
   Qualified XII (1.05)                    60,378.343        11.04           666,577
   Qualified XII (1.10)                    38,125.390        11.01           419,761
   Qualified XII (1.15)                    30,277.215        10.97           332,141
   Qualified XII (1.20)                    31,332.255        10.93           342,462
   Qualified XII (1.25)                    16,370.993        10.90           178,444
   Qualified XII (1.30)                     2,413.080        10.86            26,206
   Qualified XII (1.35)                       888.556        10.82             9,614
   Qualified XII (1.40)                    13,651.311        10.79           147,298
   Qualified XII (1.50)                     4,711.697        10.72            50,509
   Qualified XV                            23,555.258        17.24           406,093
   Qualified XVI                           38,659.697        16.69           645,230
   Qualified XVII                           2,694.051        16.93            45,610
   Qualified XVIII                          7,901.734         7.36            58,157
   Qualified XXI                           20,406.827        17.33           353,650
   Qualified XXII                          37,092.810        17.40           645,415
   Qualified XXIV                          46,445.738        11.12           516,477
   Qualified XXV                           27,813.645        17.12           476,170
   Qualified XXVI                           4,093.633        17.06            69,837
   Qualified XXVII                      1,909,557.861        20.69        39,508,752
   Qualified XXVIII                       243,031.752        20.62         5,011,315
                                      ---------------                ---------------
                                        8,811,265.715                $   129,150,107
                                      ===============                ===============

ING MFS GLOBAL GROWTH
   Contracts in accumulation period:
   Qualified VI                             7,342.345   $     8.32   $        61,088
   Qualified X (1.15)                       2,557.781         8.32            21,281
   Qualified X (1.25)                       1,224.126         8.32            10,185
   Qualified XII (0.70)                       523.766         8.35             4,373
   Qualified XII (0.75)                         3.598         8.35                30
   Qualified XII (0.80)                       196.939         8.34             1,642
   Qualified XII (0.85)                       541.863         8.34             4,519
   Qualified XII (0.90)                        28.885         8.34               241
   Qualified XII (0.95)                     3,841.144         8.34            32,035
   Qualified XII (1.00)                     1,954.847         8.33            16,284
   Qualified XII (1.05)                         4.750         8.33                40
   Qualified XII (1.15)                         4.367         8.32                36
   Qualified XII (1.25)                         7.154         8.32                60
   Qualified XII (1.40)                         0.569         8.31                 5
   Qualified XVI                            5,428.486         8.30            45,056
   Qualified XXV                              626.453         8.35             5,231
                                      ---------------                ---------------
                                           24,287.073                $       202,106
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING MFS RESEARCH
   Contracts in accumulation period:
   Qualified I                                602.650   $     7.38   $         4,448
   Qualified III                           64,674.555         9.73           629,283
   Qualified V                             20,376.238        11.04           224,954
   Qualified VI                         4,963,176.203        11.22        55,686,837
   Qualified VII                           96,833.048         9.49           918,946
   Qualified VIII                          14,903.135         9.46           140,984
   Qualified IX                             2,750.622         9.42            25,911
   Qualified X (1.15)                      32,278.595        11.32           365,394
   Qualified X (1.25)                     643,894.725        11.22         7,224,499
   Qualified XI                           304,169.324        11.58         3,522,281
   Qualified XII (0.05)                    27,983.141        11.53           322,646
   Qualified XII (0.25)                   295,121.392         7.38         2,177,996
   Qualified XII (0.35)                   114,691.150         7.35           842,980
   Qualified XII (0.45)                   106,181.041         7.31           776,183
   Qualified XII (0.55)                    47,303.816         7.28           344,372
   Qualified XII (0.60)                   184,641.448         7.26         1,340,497
   Qualified XII (0.65)                    95,320.323         7.25           691,072
   Qualified XII (0.70)                   111,296.923         7.23           804,677
   Qualified XII (0.75)                   139,705.751         7.21         1,007,278
   Qualified XII (0.80)                   544,610.349         7.97         4,340,544
   Qualified XII (0.85)                   618,398.897         7.25         4,483,392
   Qualified XII (0.90)                    14,359.710         7.72           110,857
   Qualified XII (0.95)                   339,751.190         7.21         2,449,606
   Qualified XII (1.00)                 1,046,670.855         7.18         7,515,097
   Qualified XII (1.05)                    52,564.780         7.16           376,364
   Qualified XII (1.10)                    44,241.554         7.13           315,442
   Qualified XII (1.15)                    56,187.767         7.11           399,495
   Qualified XII (1.20)                    48,567.061         7.09           344,340
   Qualified XII (1.25)                    10,578.181         7.06            74,682
   Qualified XII (1.30)                     1,313.956         7.04             9,250
   Qualified XII (1.35)                       340.758         7.02             2,392
   Qualified XII (1.40)                     7,524.256         6.99            52,595
   Qualified XII (1.50)                     1,840.190         6.95            12,789
   Qualified XV                            41,305.462        11.43           472,121
   Qualified XVI                          108,074.052        11.06         1,195,299
   Qualified XVII                          90,558.728        11.22         1,016,069
   Qualified XVIII                         29,318.689        11.22           328,956
   Qualified XIX                              806.036         7.38             5,949
   Qualified XX                             4,692.916         9.73            45,662
   Qualified XXI                           36,409.478        11.49           418,345
   Qualified XXII                         103,070.979        11.54         1,189,439

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING MFS RESEARCH (CONTINUED)
   Contracts in accumulation period:
   Qualified XXIV                         145,709.477   $     7.21   $     1,050,565
   Qualified XXV                           32,917.358        11.35           373,612
   Qualified XXVI                          16,871.273        11.31           190,814
   Qualified XXVII                        866,515.262        10.70         9,271,713
   Qualified XXVIII                        75,266.526        10.67           803,094
   Qualified XXIX                           3,319.631         9.73            32,300
   Qualified XXX                           57,861.120         9.68           560,096
                                      ---------------                ---------------
                                       11,665,550.571                $   114,492,117
                                      ===============                ===============

ING OPCAP BALANCED VALUE
   Contracts in accumulation period:
   Qualified VI                            18,220.920   $     9.63   $       175,467
   Qualified X (1.15)                         672.979         8.35             5,619
   Qualified X (1.25)                      33,323.131         8.00           266,585
   Qualified XII (0.70)                        11.727         9.69               114
   Qualified XII (0.80)                         3.465         9.68                34
   Qualified XII (0.85)                        64.460         9.67               623
   Qualified XII (0.90)                        29.146         9.67               282
   Qualified XII (0.95)                       235.256         9.66             2,273
   Qualified XII (1.00)                     6,240.085         9.66            60,279
   Qualified XII (1.10)                         2.664         9.64                26
   Qualified XII (1.20)                        50.312         9.63               485
   Qualified XII (1.25)                       160.378         9.63             1,544
   Qualified XII (1.40)                       106.237         9.61             1,021
   Qualified XII (1.50)                        39.893         9.60               383
   Qualified XV                                26.214         9.66               253
   Qualified XXI                                1.816         9.68                18
   Qualified XXV                               29.604         9.68               287
                                      ---------------                ---------------
                                           59,218.287                $       515,293
                                      ===============                ===============

ING PIMCO TOTAL RETURN
   Contracts in accumulation period:
   Qualified VI                           912,687.594   $    10.72   $     9,784,011
   Qualified VIII                             344.415        10.71             3,689
   Qualified X (1.25)                     116,419.688        10.72         1,248,019
   Qualified XII (0.55)                     9,002.016        10.77            96,952
   Qualified XII (0.60)                    15,366.765        10.76           165,346
   Qualified XII (0.70)                     3,621.610        10.76            38,969
   Qualified XII (0.75)                    47,380.334        10.75           509,339
   Qualified XII (0.80)                    73,057.683        10.75           785,370
   Qualified XII (0.85)                    16,333.733        10.74           175,424
   Qualified XII (0.90)                       423.141        10.74             4,545
   Qualified XII (0.95)                    64,232.064        10.74           689,852
   Qualified XII (1.00)                   190,941.883        10.73         2,048,806
   Qualified XII (1.05)                    10,891.991        10.73           116,871
   Qualified XII (1.10)                     4,886.869        10.73            52,436
   Qualified XII (1.15)                     1,260.972        10.72            13,518
   Qualified XII (1.20)                     3,469.936        10.72            37,198
   Qualified XII (1.25)                     4,225.825        10.72            45,301
   Qualified XII (1.30)                       639.346        10.71             6,847
   Qualified XII (1.40)                     2,705.976        10.70            28,954
   Qualified XII (1.50)                       854.512        10.70             9,143
   Qualified XV                             1,480.643        10.74            15,902

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING PIMCO TOTAL RETURN (CONTINUED)
   Qualified XVI                           11,497.877   $    10.70   $       123,027
   Qualified XVII                           1,114.207        10.72            11,944
   Qualified XVIII                            698.161        10.73             7,491
   Qualified XXI                               80.474        10.75               865
   Qualified XXIV                           2,298.596        10.74            24,687
   Qualified XXV                            6,637.344        10.75            71,351
   Qualified XXVI                          15,164.948        10.74           162,872
                                      ---------------                ---------------
                                        1,517,718.603                $    16,278,729
                                      ===============                ===============

ING SALOMON BROTHERS AGGRESSIVE
   GROWTH
   Currently payable annuity
      contracts:                                                     $        63,009
   Contracts in accumulation period:
   Qualified III                           97,563.011   $     9.53           929,775
   Qualified V                             10,115.059         9.36            94,677
   Qualified VI                         7,376,606.754         9.45        69,708,934
   Qualified VIII                          13,880.029         9.90           137,412
   Qualified X (1.15)                      72,099.856         9.54           687,833
   Qualified X (1.25)                     937,116.286         9.45         8,855,749
   Qualified XI                           652,615.101         9.75         6,362,997
   Qualified XII (0.05)                   116,293.907         9.72         1,130,377
   Qualified XII (0.25)                   501,187.640         5.67         2,841,734
   Qualified XII (0.35)                   264,144.797         5.64         1,489,777
   Qualified XII (0.45)                   371,887.772         5.62         2,090,009
   Qualified XII (0.55)                    82,818.949         5.59           462,958
   Qualified XII (0.60)                   408,520.144         5.58         2,279,542
   Qualified XII (0.65)                   116,847.144         5.57           650,839
   Qualified XII (0.70)                   210,945.929         5.55         1,170,750
   Qualified XII (0.75)                   475,521.924         5.54         2,634,391
   Qualified XII (0.80)                 2,163,820.038         5.96        12,896,367
   Qualified XII (0.85)                   852,174.500         6.43         5,479,482
   Qualified XII (0.90)                    36,616.445         5.75           210,545
   Qualified XII (0.95)                   600,761.833         6.39         3,838,868
   Qualified XII (1.00)                 2,780,749.194         6.37        17,713,372
   Qualified XII (1.05)                   219,160.524         6.35         1,391,669
   Qualified XII (1.10)                    72,341.902         6.33           457,924
   Qualified XII (1.15)                    82,668.170         6.31           521,636
   Qualified XII (1.20)                   111,123.146         6.28           697,853
   Qualified XII (1.25)                    48,155.068         6.26           301,451
   Qualified XII (1.30)                     1,041.647         6.24             6,500
   Qualified XII (1.40)                    23,925.987         6.20           148,341
   Qualified XII (1.50)                     8,557.585         6.16            52,715
   Qualified XV                            60,763.797         9.63           585,155
   Qualified XVI                          132,853.262         9.32         1,238,192
   Qualified XVII                          10,028.757         9.45            94,772
   Qualified XVIII                         18,747.004         9.45           177,159
   Qualified XXI                          109,090.489         9.68         1,055,996
   Qualified XXII                         232,495.618         9.72         2,259,857
   Qualified XXIV                         218,550.593         6.39         1,396,538

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE
   GROWTH (CONTINUED)
   Qualified XXV                           87,612.087   $     9.56   $       837,572
   Qualified XXVI                          17,102.481         9.53           162,987
   Qualified XXVII                      2,103,642.949         9.58        20,152,899
   Qualified XXVIII                       278,355.515         9.55         2,658,295
                                      ---------------                ---------------
                                       21,978,502.893                $   175,926,908
                                      ===============                ===============

ING SALOMON BROTHERS CAPITAL
Contracts in accumulation period:
   Qualified VI                            12,553.939   $    11.90   $       149,392
   Qualified X (1.25)                       6,358.272         7.48            47,560
   Qualified XII (0.60)                        77.102        11.99               924
   Qualified XII (0.75)                       293.827        11.97             3,517
   Qualified XII (0.85)                        50.779        11.95               607
   Qualified XII (0.95)                       450.537        11.94             5,379
   Qualified XII (1.00)                     2,734.090        11.93            32,618
   Qualified XII (1.05)                        58.028        11.92               692
   Qualified XII (1.10)                        45.838        11.92               546
   Qualified XII (1.15)                       182.983        11.91             2,179
   Qualified XII (1.25)                         4.505        11.90                54
   Qualified XII (1.50)                         5.172        11.86                61
   Qualified XXIV                              41.102        11.95               491
                                      ---------------                ---------------
                                           22,856.174                $       244,020
                                      ===============                ===============

ING SALOMON BROTHERS INVESTORS VALUE
   Contracts in accumulation period:
   Qualified VI                            22,805.405   $     9.81   $       223,721
   Qualified X (1.25)                      11,752.975         7.62            89,558
   Qualified XII (0.60)                       735.282         9.89             7,272
   Qualified XII (0.70)                     4,631.544         9.87            45,713
   Qualified XII (0.80)                     1,288.913         9.86            12,709
   Qualified XII (0.85)                       166.605         9.86             1,643
   Qualified XII (1.00)                    21,862.736         9.84           215,129
   Qualified XII (1.05)                       142.629         9.83             1,402
   Qualified XII (1.10)                         0.716         9.83                 7
   Qualified XII (1.20)                        79.674         9.82               782
   Qualified XII (1.25)                       730.474         9.81             7,166
   Qualified XII (1.40)                        80.265         9.80               787
   Qualified XXIV                           2,997.784         9.86            29,558
                                      ---------------                ---------------
                                           67,275.002                $       635,447
                                      ===============                ===============

ING T. ROWE PRICE GROWTH EQUITY
   Currently payable annuity contracts:                              $       192,384
   Contracts in accumulation period:
   Qualified III                              528.268   $    16.76             8,854
   Qualified V                              9,088.973        14.67           133,335
   Qualified VI                         4,896,848.631        14.54        71,200,179
   Qualified VIII                           6,077.258        14.83            90,126
   Qualified X (1.15)                      33,397.736        16.41           548,057
   Qualified X (1.25)                     492,197.917        16.28         8,012,982
   Qualified XI                           387,983.484        15.00         5,819,752

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY
   (CONTINUED)
   Qualified XII (0.05)                    22,807.806   $    14.94   $       340,749
   Qualified XII (0.25)                   267,783.877         9.23         2,471,645
   Qualified XII (0.35)                    31,321.901         9.19           287,848
   Qualified XII (0.45)                   213,154.907         9.15         1,950,367
   Qualified XII (0.55)                    54,557.490         9.10           496,473
   Qualified XII (0.60)                   195,227.606         9.08         1,772,667
   Qualified XII (0.65)                    20,648.084         9.06           187,072
   Qualified XII (0.70)                   151,072.936         9.04         1,365,699
   Qualified XII (0.75)                   289,026.729         9.02         2,607,021
   Qualified XII (0.80)                   971,668.601         9.91         9,629,236
   Qualified XII (0.85)                   265,633.714        13.75         3,652,464
   Qualified XII (0.90)                    24,357.105         9.58           233,341
   Qualified XII (0.95)                   329,144.276        13.66         4,496,111
   Qualified XII (1.00)                   976,385.071        13.62        13,298,365
   Qualified XII (1.05)                   108,908.429        13.57         1,477,887
   Qualified XII (1.10)                    48,566.143        13.53           657,100
   Qualified XII (1.15)                    23,649.468        13.48           318,795
   Qualified XII (1.20)                    35,368.249        13.44           475,349
   Qualified XII (1.25)                    15,100.156        13.39           202,191
   Qualified XII (1.30)                       223.049        13.35             2,978
   Qualified XII (1.35)                       374.105        13.30             4,976
   Qualified XII (1.40)                    19,639.232        13.26           260,416
   Qualified XII (1.50)                       840.617        13.17            11,071
   Qualified XV                            15,776.034        14.80           233,485
   Qualified XVI                           98,319.551        14.33         1,408,919
   Qualified XVII                          18,710.334        14.54           272,048
   Qualified XVIII                         17,675.907        16.28           287,764
   Qualified XXI                           41,813.657        14.88           622,187
   Qualified XXII                          52,271.968        14.94           780,943
   Qualified XXIV                          90,220.526        13.66         1,232,412
   Qualified XXV                           51,249.974        14.70           753,375
   Qualified XXVI                          23,978.912        14.65           351,291
   Qualified XXVII                      1,456,936.490        16.86        24,563,949
   Qualified XXVIII                       426,943.934        16.81         7,176,928
                                      ---------------                ---------------
                                       12,185,479.105                $   169,888,791
                                      ===============                ===============

ING UBS TACTICAL ASSET ALLOCATION
   Contracts in accumulation period:
   Qualified VI                             8,398.667   $    23.58   $       198,041
   Qualified X (1.25)                      33,008.972         7.61           251,198
   Qualified XII (0.60)                       290.435        23.76             6,901
   Qualified XII (0.75)                        15.562        23.72               369
   Qualified XII (0.85)                       108.351        23.69             2,567
   Qualified XII (0.95)                        72.626        23.66             1,718
   Qualified XII (1.00)                       106.234        23.65             2,512
   Qualified XII (1.05)                        83.417        23.64             1,972
   Qualified XII (1.10)                       237.079        23.62             5,600
   Qualified XII (1.15)                         1.323        23.61                31
   Qualified XII (1.20)                        99.545        23.60             2,349
   Qualified XII (1.40)                         8.158        23.54               192
   Qualified XVI                               32.531        23.52               765
   Qualified XXIV                              11.626        23.69               275
                                      ---------------                ---------------
                                           42,474.526                $       474,490
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK
   Contracts in accumulation period:
   Qualified VI                           443,295.424   $     8.31   $     3,683,785
   Qualified X (1.25)                      15,404.565         8.31           128,012
   Qualified XII (0.55)                       142.384         8.35             1,189
   Qualified XII (0.60)                     1,949.016         8.34            16,255
   Qualified XII (0.70)                       714.821         8.34             5,962
   Qualified XII (0.75)                     6,478.469         8.34            54,030
   Qualified XII (0.80)                   143,963.371         8.33         1,199,215
   Qualified XII (0.85)                     6,374.005         8.33            53,095
   Qualified XII (0.90)                        15.746         8.33               131
   Qualified XII (0.95)                     6,263.652         8.32            52,114
   Qualified XII (1.00)                   301,751.666         8.32         2,510,574
   Qualified XII (1.05)                        29.321         8.32               244
   Qualified XII (1.10)                       131.956         8.32             1,098
   Qualified XII (1.15)                       307.442         8.31             2,555
   Qualified XII (1.20)                       980.139         8.31             8,145
   Qualified XII (1.25)                       757.853         8.31             6,298
   Qualified XII (1.40)                       382.023         8.30             3,171
   Qualified XVI                            5,241.367         8.29            43,451
   Qualified XVII                           2,891.416         8.31            24,028
   Qualified XVIII                          1,303.869         8.32            10,848
   Qualified XXI                               16.937         8.33               141
   Qualified XXIV                          41,039.402         8.33           341,858
   Qualified XXV                            3,418.594         8.34            28,511
                                      ---------------                ---------------
                                          982,853.438                $     8,174,710
                                      ===============                ===============

ING VP GROWTH AND INCOME
   Currently payable annuity
      contracts:                                                     $   151,001,868
   Contracts in accumulation period:
   Qualified I                             68,578.595   $   197.07        13,514,784
   Qualified III                           10,050.333       149.58         1,503,329
   Qualified V                             18,523.251        15.14           280,442
   Qualified VI                        62,633,800.729        15.27       956,418,137
   Qualified VII                        5,423,965.346        14.43        78,267,820
   Qualified VIII                          49,840.669        14.18           706,741
   Qualified IX                             9,704.072        14.48           140,515
   Qualified X (1.15)                     538,741.654        15.41         8,302,009
   Qualified X (1.25)                  10,681,544.073        15.27       163,107,178
   Qualified XI                         3,343,729.142        15.76        52,697,171
   Qualified XII (0.05)                   356,045.394        15.70         5,589,913
   Qualified XII (0.25)                 3,983,567.570         6.44        25,654,175
   Qualified XII (0.35)                   665,154.019         6.41         4,263,637
   Qualified XII (0.45)                   768,288.025         6.38         4,901,678
   Qualified XII (0.55)                   739,042.939         6.35         4,692,923
   Qualified XII (0.60)                 2,807,207.682         6.34        17,797,697
   Qualified XII (0.65)                   388,658.656         6.32         2,456,323
   Qualified XII (0.70)                 1,243,824.879         6.31         7,848,535
   Qualified XII (0.75)                 2,473,992.318         6.29        15,561,412

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME (CONTINUED)
   Qualified XII (0.80)                 9,326,779.693   $     6.88   $    64,168,244
   Qualified XII (0.85)                 4,722,481.755        10.38        49,019,361
   Qualified XII (0.90)                   171,717.867         6.67         1,145,358
   Qualified XII (0.95)                 2,717,004.091        10.31        28,012,312
   Qualified XII (1.00)                12,235,332.313        10.27       125,656,863
   Qualified XII (1.05)                   481,869.453        10.24         4,934,343
   Qualified XII (1.10)                   283,692.888        10.21         2,896,504
   Qualified XII (1.15)                   257,254.482        10.17         2,616,278
   Qualified XII (1.20)                   233,062.719        10.14         2,363,256
   Qualified XII (1.25)                    80,182.761        10.10           809,846
   Qualified XII (1.30)                     1,235.860        10.07            12,445
   Qualified XII (1.35)                       416.865        10.04             4,185
   Qualified XII (1.40)                    50,158.364        10.00           501,584
   Qualified XII (1.50)                    12,589.683         9.94           125,141
   Qualified XV                           635,530.589        15.55         9,882,501
   Qualified XVI                          920,124.479        15.06        13,857,075
   Qualified XVII                       3,285,322.967        15.49        50,889,653
   Qualified XVIII                      3,469,112.894        15.49        53,736,559
   Qualified XIX                           18,698.459       199.83         3,736,513
   Qualified XX                            76,799.099       151.68        11,648,887
   Qualified XXI                          297,218.791        15.64         4,648,502
   Qualified XXII                         991,169.051        15.70        15,561,354
   Qualified XXIV                       1,120,643.804        10.31        11,553,838
   Qualified XXV                          566,660.307        15.50         8,783,235
   Qualified XXVI                          75,718.216        15.44         1,169,089
   Qualified XXVII                        985,007.234       150.43       148,174,638
   Qualified XXVIII                        19,280.439       149.96         2,891,295
   Qualified XXIX                           1,965.523       149.58           294,003
   Qualified XXX                           51,200.189       148.80         7,618,588
                                      ---------------                ---------------
                                      139,292,490.181                $ 2,141,417,737
                                      ===============                ===============

ING VP GROWTH
   Currently payable annuity
      contracts:                                                     $       180,060
   Contracts in accumulation period:
   Qualified III                              568.084   $     7.97             4,528
   Qualified V                              5,237.897        10.40            54,474
   Qualified VI                         3,134,523.321        10.49        32,881,150
   Qualified VIII                           1,068.496        10.49            11,209
   Qualified X (1.15)                      50,524.193        10.55           533,030
   Qualified X (1.25)                     410,106.024        10.49         4,302,012
   Qualified XI                           262,061.883        10.79         2,827,648
   Qualified XII (0.05)                    24,755.300        10.77           266,615
   Qualified XII (0.25)                   118,706.572         7.00           830,946
   Qualified XII (0.35)                    62,051.137         6.97           432,496
   Qualified XII (0.45)                   436,608.303         6.94         3,030,062
   Qualified XII (0.55)                    16,786.238         6.91           115,993
   Qualified XII (0.60)                    53,348.770         6.89           367,573
   Qualified XII (0.65)                    20,270.852         6.87           139,261
   Qualified XII (0.70)                   179,272.305         6.86         1,229,808
   Qualified XII (0.75)                   287,115.562         6.84         1,963,870
   Qualified XII (0.80)                   850,190.231         7.77         6,605,978
   Qualified XII (0.85)                   131,665.381        10.74         1,414,086
   Qualified XII (0.90)                    19,311.229         7.53           145,414

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP GROWTH (CONTINUED)
   Qualified XII (0.95)                   138,900.712   $    10.68   $     1,483,460
   Qualified XII (1.00)                   922,870.262        10.64         9,819,340
   Qualified XII (1.05)                    83,021.074        10.61           880,854
   Qualified XII (1.10)                    24,309.959        10.58           257,199
   Qualified XII (1.15)                    22,628.949        10.55           238,735
   Qualified XII (1.20)                    25,185.554        10.52           264,952
   Qualified XII (1.25)                    20,228.354        10.49           212,195
   Qualified XII (1.30)                     5,413.833        10.46            56,629
   Qualified XII (1.35)                       857.001        10.43             8,939
   Qualified XII (1.40)                    12,191.592        10.40           126,793
   Qualified XII (1.50)                     5,243.235        10.34            54,215
   Qualified XV                            24,733.514        10.68           264,154
   Qualified XVI                           58,092.531        10.34           600,677
   Qualified XVII                          37,974.558        10.49           398,353
   Qualified XVIII                         43,666.083        10.70           467,227
   Qualified XXI                           30,728.151        10.73           329,713
   Qualified XXII                         147,116.971        10.76         1,582,979
   Qualified XXIV                          68,947.509        10.68           736,359
   Qualified XXV                           63,907.486        10.65           680,615
   Qualified XXVI                          15,096.594        10.61           160,175
   Qualified XXVII                        147,671.531         3.92           578,872
                                      ---------------                ---------------
                                        7,962,957.231                $    76,538,648
                                      ===============                ===============

ING VP INDEX PLUS LARGECAP
   Currently payable annuity
      contracts:                                                     $     1,521,569
   Contracts in accumulation period:
   Qualified V                              1,975.591   $    13.49            26,651
   Qualified VI                        11,415,612.108        13.63       155,594,793
   Qualified VIII                           3,116.448        13.62            42,446
   Qualified X (1.15)                     160,223.221        13.72         2,198,263
   Qualified X (1.25)                   1,103,633.624        13.63        15,042,526
   Qualified XI                           997,225.696        14.03        13,991,077
   Qualified XII (0.05)                   383,324.339        14.01         5,370,374
   Qualified XII (0.25)                   426,905.043         8.55         3,650,038
   Qualified XII (0.35)                    65,767.634         8.52           560,340
   Qualified XII (0.45)                   868,405.537         8.48         7,364,079
   Qualified XII (0.55)                   219,825.554         8.44         1,855,328
   Qualified XII (0.60)                   221,564.690         8.42         1,865,575
   Qualified XII (0.65)                   254,910.908         8.40         2,141,252
   Qualified XII (0.70)                   216,542.977         8.38         1,814,630
   Qualified XII (0.75)                   624,066.652         8.36         5,217,197
   Qualified XII (0.80)                 3,034,497.160         9.30        28,220,824
   Qualified XII (0.85)                   788,043.027        13.98        11,016,842
   Qualified XII (0.90)                    46,180.859         8.99           415,166
   Qualified XII (0.95)                   583,692.323        13.89         8,107,486
   Qualified XII (1.00)                 3,570,363.147        13.85        49,449,530
   Qualified XII (1.05)                   204,820.809        13.80         2,826,527
   Qualified XII (1.10)                   135,043.343        13.76         1,858,196
   Qualified XII (1.15)                    47,237.827        13.72           648,103
   Qualified XII (1.20)                    55,586.035        13.67           759,861
   Qualified XII (1.25)                    55,061.670        13.63           750,491
   Qualified XII (1.30)                    16,376.849        13.59           222,561

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP
   (CONTINUED)
   Qualified XII (1.35)                       879.679   $    13.54   $        11,911
   Qualified XII (1.40)                    57,596.501        13.50           777,553
   Qualified XII (1.50)                     8,926.199        13.42           119,790
   Qualified XIV                            1,205.387        13.63            16,429
   Qualified XV                            46,169.602        13.88           640,834
   Qualified XVI                          162,092.746        13.44         2,178,527
   Qualified XVII                          70,072.168        13.71           960,689
   Qualified XVIII                         75,218.316        13.90         1,045,535
   Qualified XXI                           97,109.165        13.95         1,354,673
   Qualified XXII                         201,218.981        14.00         2,817,066
   Qualified XXIV                          99,295.751        13.89         1,379,218
   Qualified XXV                          112,772.524        13.83         1,559,644
   Qualified XXVI                          17,333.816        13.78           238,860
   Qualified XXVII                      2,268,114.669        13.71        31,095,852
   Qualified XXVIII                       858,868.790        13.66        11,732,148
                                      ---------------                ---------------
                                       29,576,877.365                $   378,460,454
                                      ===============                ===============

ING VP INDEX PLUS MIDCAP
   Contracts in accumulation period:
   Qualified III                               31.002   $    12.99   $           403
   Qualified V                              3,287.228        12.39            40,729
   Qualified VI                         4,188,495.063        12.48        52,272,418
   Qualified VIII                           2,395.583        12.47            29,873
   Qualified X (1.15)                      20,252.141        12.54           253,962
   Qualified X (1.25)                     386,466.197        12.48         4,823,098
   Qualified XI                           403,060.704        12.79         5,155,146
   Qualified XII (0.05)                   139,655.359        12.77         1,783,399
   Qualified XII (0.25)                    89,769.172        13.38         1,201,112
   Qualified XII (0.35)                    52,211.202        13.32           695,453
   Qualified XII (0.45)                   134,216.682        13.26         1,779,713
   Qualified XII (0.55)                    64,815.502        13.19           854,916
   Qualified XII (0.60)                   218,101.840        13.16         2,870,220
   Qualified XII (0.65)                    26,984.192        13.13           354,302
   Qualified XII (0.70)                    93,138.247        13.10         1,220,111
   Qualified XII (0.75)                   128,488.204        13.07         1,679,341
   Qualified XII (0.80)                 1,293,569.620        12.75        16,493,013
   Qualified XII (0.85)                   240,602.966        12.72         3,060,470
   Qualified XII (0.90)                    11,144.488        12.69           141,424
   Qualified XII (0.95)                   265,295.761        12.66         3,358,644
   Qualified XII (1.00)                 1,116,833.884        12.63        14,105,612
   Qualified XII (1.05)                   111,150.016        12.60         1,400,490
   Qualified XII (1.10)                    69,606.838        12.57           874,958
   Qualified XII (1.15)                    12,023.951        12.54           150,780
   Qualified XII (1.20)                    33,259.681        12.51           416,079
   Qualified XII (1.25)                    36,994.400        12.48           461,690
   Qualified XII (1.30)                    11,165.406        12.45           139,009
   Qualified XII (1.35)                       894.868        12.42            11,114
   Qualified XII (1.40)                    29,651.689        12.39           367,384
   Qualified XII (1.50)                     3,355.527        12.33            41,374
   Qualified XV                            18,873.231        12.66           238,935
   Qualified XVI                           66,409.179        12.33           818,825
   Qualified XVII                          14,861.386        12.48           185,470

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP (CONTINUED)
   Qualified XVIII                         23,709.282   $    12.48   $       295,892
   Qualified XXI                           35,828.427        12.72           455,738
   Qualified XXII                          69,365.583        12.75           884,411
   Qualified XXIV                         102,598.323        12.67         1,299,921
   Qualified XXV                           69,505.743        12.66           879,943
   Qualified XXVI                          18,917.168        12.62           238,735
   Qualified XXVII                        916,636.386        13.07        11,980,438
   Qualified XXVIII                       840,765.235        13.02        10,946,763
                                      ---------------                ---------------
                                       11,364,387.356                $   144,261,308
                                      ===============                ===============

ING VP INDEX PLUS SMALLCAP
   Contracts in accumulation period:
   Qualified III                               28.741   $     9.42   $           271
   Qualified V                                440.393         9.00             3,964
   Qualified VI                         2,177,663.548         9.07        19,751,408
   Qualified VIII                             790.096         9.06             7,158
   Qualified X (1.15)                      19,956.908         9.11           181,807
   Qualified X (1.25)                     189,053.520         9.07         1,714,715
   Qualified XI                           252,659.808         9.29         2,347,210
   Qualified XII (0.05)                   113,973.750         9.28         1,057,676
   Qualified XII (0.25)                    45,072.107         9.88           445,312
   Qualified XII (0.35)                    24,651.255         9.84           242,568
   Qualified XII (0.45)                    27,803.536         9.79           272,197
   Qualified XII (0.55)                    16,912.585         9.75           164,898
   Qualified XII (0.60)                    82,105.406         9.72           798,065
   Qualified XII (0.65)                    79,252.290         9.70           768,747
   Qualified XII (0.70)                    39,601.185         9.68           383,339
   Qualified XII (0.75)                    75,207.368         9.66           726,503
   Qualified XII (0.80)                   456,727.830         9.26         4,229,300
   Qualified XII (0.85)                   126,144.762         9.24         1,165,578
   Qualified XII (0.90)                     4,527.013         9.22            41,739
   Qualified XII (0.95)                   168,926.671         9.20         1,554,125
   Qualified XII (1.00)                   541,390.352         9.17         4,964,550
   Qualified XII (1.05)                    25,189.046         9.15           230,480
   Qualified XII (1.10)                    24,799.846         9.13           226,423
   Qualified XII (1.15)                     8,842.986         9.11            80,560
   Qualified XII (1.20)                     8,359.772         9.09            75,990
   Qualified XII (1.25)                    19,031.114         9.07           172,612
   Qualified XII (1.30)                     1,405.636         9.05            12,721
   Qualified XII (1.35)                       582.514         9.02             5,254
   Qualified XII (1.40)                    15,568.062         9.00           140,113
   Qualified XII (1.50)                     1,209.783         8.96            10,840
   Qualified XV                            10,436.951         9.20            96,020
   Qualified XVI                           34,822.307         8.96           312,008
   Qualified XVII                          12,353.953         9.07           112,050
   Qualified XVIII                         11,030.224         9.07           100,044
   Qualified XXI                           13,904.598         9.25           128,618
   Qualified XXII                          66,033.089         9.27           612,127
   Qualified XXIV                          34,611.825         9.20           318,429
   Qualified XXV                           27,806.269         9.20           255,818
   Qualified XXVI                          13,466.180         9.17           123,485
   Qualified XXVII                        562,448.247         9.47         5,326,385
   Qualified XXVIII                       573,912.164         9.44         5,417,731
                                      ---------------                ---------------
                                        5,908,703.690                $    54,578,838
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY
   Contracts in accumulation period:
   Qualified V                                 42.644   $     6.20   $           264
   Qualified VI                           672,255.804         6.25         4,201,599
   Qualified VIII                              12.994         6.25                81
   Qualified X (1.15)                       2,077.195         6.28            13,045
   Qualified X (1.25)                      74,977.184         6.25           468,607
   Qualified XI                            15,802.156         6.40           101,134
   Qualified XII (0.05)                     1,565.441         6.40            10,019
   Qualified XII (0.25)                    14,893.729         6.38            95,022
   Qualified XII (0.35)                     6,962.992         6.35            44,215
   Qualified XII (0.45)                    79,413.476         6.32           501,893
   Qualified XII (0.55)                     1,443.931         6.29             9,082
   Qualified XII (0.60)                    12,081.529         6.28            75,872
   Qualified XII (0.65)                     2,482.465         6.27            15,565
   Qualified XII (0.70)                    43,619.161         6.25           272,620
   Qualified XII (0.75)                    18,516.875         6.24           115,545
   Qualified XII (0.80)                    57,479.423         6.38           366,719
   Qualified XII (0.85)                    37,685.917         6.37           240,059
   Qualified XII (0.90)                     1,593.471         6.35            10,119
   Qualified XII (0.95)                    30,253.214         6.34           191,805
   Qualified XII (1.00)                   123,067.830         6.32           777,789
   Qualified XII (1.05)                     4,455.236         6.31            28,113
   Qualified XII (1.10)                     7,563.128         6.29            47,572
   Qualified XII (1.15)                     3,725.304         6.28            23,395
   Qualified XII (1.20)                     4,119.934         6.27            25,832
   Qualified XII (1.25)                     6,407.195         6.25            40,045
   Qualified XII (1.30)                        50.566         6.24               316
   Qualified XII (1.40)                     4,757.650         6.21            29,545
   Qualified XII (1.50)                     1,150.410         6.18             7,110
   Qualified XV                             2,037.892         6.34            12,920
   Qualified XVI                           10,021.717         6.18            61,934
   Qualified XVIII                          4,982.286         6.25            31,139
   Qualified XXI                            4,091.088         6.37            26,060
   Qualified XXII                          33,729.656         6.39           215,533
   Qualified XXIV                          13,961.568         6.34            88,516
   Qualified XXV                            8,976.881         6.34            56,913
   Qualified XXVI                             303.365         6.32             1,917
   Qualified XXVII                          9,051.918         4.43            40,100
                                      ---------------                ---------------
                                        1,315,613.225                $     8,248,014
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP SMALL COMPANY
   Currently payable annuity contracts:                              $       120,225
   Contracts in accumulation period:
   Qualified V                              2,978.494   $    14.33            42,682
   Qualified VI                         2,941,312.788        14.46        42,531,383
   Qualified VIII                             887.131        14.45            12,819
   Qualified X (1.15)                      52,477.917        14.54           763,029
   Qualified X (1.25)                     336,830.125        14.46         4,870,564
   Qualified XI                           199,957.420        14.86         2,971,367
   Qualified XII (0.05)                    33,187.437        14.85           492,833
   Qualified XII (0.25)                    78,878.233        10.14           799,825
   Qualified XII (0.35)                    39,554.216        10.09           399,102
   Qualified XII (0.45)                   304,893.463        10.05         3,064,179
   Qualified XII (0.55)                    50,290.921        10.00           502,909
   Qualified XII (0.60)                   148,832.566         9.98         1,485,349
   Qualified XII (0.65)                    19,390.084         9.96           193,125
   Qualified XII (0.70)                    68,464.420         9.93           679,852
   Qualified XII (0.75)                   303,004.734         9.91         3,002,777
   Qualified XII (0.80)                 2,222,849.883        10.54        23,428,838
   Qualified XII (0.85)                   196,561.218        14.79         2,907,140
   Qualified XII (0.90)                    23,169.579        10.23           237,025
   Qualified XII (0.95)                   154,145.680        14.71         2,267,483
   Qualified XII (1.00)                   918,003.652        14.67        13,467,114
   Qualified XII (1.05)                    42,679.759        14.62           623,978
   Qualified XII (1.10)                    33,178.821        14.58           483,747
   Qualified XII (1.15)                    15,129.290        14.54           219,980
   Qualified XII (1.20)                    26,984.310        14.50           391,272
   Qualified XII (1.25)                    26,952.354        14.46           389,731
   Qualified XII (1.30)                     6,069.385        14.42            87,521
   Qualified XII (1.35)                         3.003        14.38                43
   Qualified XII (1.40)                    16,365.415        14.33           234,516
   Qualified XII (1.50)                     3,557.019        14.25            50,688
   Qualified XV                            19,293.316        14.71           283,805
   Qualified XVI                           54,715.933        14.25           779,702
   Qualified XVII                          10,407.382        14.46           150,491
   Qualified XVIII                          8,624.122        14.74           127,120
   Qualified XXI                           22,296.142        14.79           329,760
   Qualified XXII                          68,066.373        14.82         1,008,744
   Qualified XXIV                          79,163.847        14.71         1,164,500
   Qualified XXV                           32,961.033        14.67           483,538
   Qualified XXVI                          11,323.453        14.62           165,549
   Qualified XXVII                        541,321.388         7.15         3,870,448
                                      ---------------                ---------------
                                        9,114,762.306                $   115,084,753
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP TECHNOLOGY
Contracts in accumulation period:
   Qualified V                              5,780.499   $     2.56   $        14,798
   Qualified VI                         3,646,831.311         2.57         9,372,356
   Qualified VIII                           1,963.402         2.57             5,046
   Qualified X (1.15)                      80,341.599         2.58           207,281
   Qualified X (1.25)                     287,488.096         2.57           738,844
   Qualified XI                           489,279.023         2.62         1,281,911
   Qualified XII (0.05)                   103,479.263         2.61           270,081
   Qualified XII (0.25)                   102,887.691         2.64           271,624
   Qualified XII (0.35)                    20,102.555         2.63            52,870
   Qualified XII (0.55)                    32,440.700         2.62            84,995
   Qualified XII (0.60)                   174,361.541         2.62           456,827
   Qualified XII (0.65)                     4,005.131         2.61            10,453
   Qualified XII (0.70)                    45,732.743         2.61           119,362
   Qualified XII (0.75)                    99,344.928         2.61           259,290
   Qualified XII (0.80)                   923,848.123         2.60         2,402,005
   Qualified XII (0.85)                   189,153.697         2.60           491,800
   Qualified XII (0.90)                     6,164.879         2.60            16,029
   Qualified XII (0.95)                   180,749.946         2.59           468,142
   Qualified XII (1.00)                 1,313,921.928         2.59         3,403,058
   Qualified XII (1.05)                    28,069.125         2.58            72,418
   Qualified XII (1.10)                    20,196.183         2.58            52,106
   Qualified XII (1.15)                    13,750.495         2.58            35,476
   Qualified XII (1.20)                    89,207.240         2.57           229,263
   Qualified XII (1.25)                    24,372.268         2.57            62,637
   Qualified XII (1.30)                     2,977.866         2.57             7,653
   Qualified XII (1.35)                     1,864.846         2.56             4,774
   Qualified XII (1.40)                    16,998.042         2.56            43,515
   Qualified XII (1.50)                     1,513.143         2.55             3,859
   Qualified XV                            35,654.340         2.59            92,345
   Qualified XVI                           38,674.689         2.55            98,620
   Qualified XVII                           6,769.768         2.59            17,534
   Qualified XVIII                          7,965.822         2.59            20,631
   Qualified XXI                           81,539.436         2.60           212,003
   Qualified XXII                         207,449.170         2.61           541,442
   Qualified XXIV                         100,644.833         2.60           261,677
   Qualified XXV                           72,429.405         2.61           189,041
   Qualified XXVI                          17,725.756         2.60            46,087
   Qualified XXVII                        428,287.786         2.53         1,083,568
                                      ---------------                ---------------
                                        8,903,967.268                $    23,001,421
                                      ===============                ===============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
   Qualified III                               60.365   $    10.14   $           612
   Qualified V                              7,738.333        13.32           103,075
   Qualified VI                         2,405,597.514        13.44        32,331,231
   Qualified VIII                             547.819        13.44             7,363
   Qualified X (1.15)                      65,921.907        13.52           891,264
   Qualified X (1.25)                     272,285.648        13.44         3,659,519
   Qualified XI                           161,533.919        13.82         2,232,399
   Qualified XII (0.05)                     3,670.901        13.81            50,695

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY (CONTINUED)
   Qualified XII (0.25)                   117,115.457   $     9.30   $     1,089,174
   Qualified XII (0.35)                    39,545.533         9.26           366,192
   Qualified XII (0.45)                    29,194.946         9.21           268,885
   Qualified XII (0.55)                   152,852.040         9.17         1,401,653
   Qualified XII (0.60)                   144,213.806         9.15         1,319,556
   Qualified XII (0.65)                    82,910.478         9.13           756,973
   Qualified XII (0.70)                   191,836.945         9.11         1,747,635
   Qualified XII (0.75)                   251,164.891         9.09         2,283,089
   Qualified XII (0.80)                 1,321,604.258         9.98        13,189,610
   Qualified XII (0.85)                   135,961.241        13.76         1,870,827
   Qualified XII (0.90)                    18,033.102         9.75           175,823
   Qualified XII (0.95)                   165,695.199        13.68         2,266,710
   Qualified XII (1.00)                 1,923,927.508        13.64        26,242,371
   Qualified XII (1.05)                    40,581.011        13.60           551,902
   Qualified XII (1.10)                    20,407.864        13.56           276,731
   Qualified XII (1.15)                    10,167.111        13.52           137,459
   Qualified XII (1.20)                    24,869.458        13.48           335,240
   Qualified XII (1.25)                    20,086.374        13.44           269,961
   Qualified XII (1.30)                     4,993.064        13.41            66,957
   Qualified XII (1.35)                       138.542        13.37             1,852
   Qualified XII (1.40)                    13,589.597        13.33           181,149
   Qualified XII (1.50)                     1,899.151        13.25            25,164
   Qualified XV                            10,615.542        13.68           145,221
   Qualified XVI                           31,865.384        13.25           422,216
   Qualified XVII                          20,736.241        13.44           278,695
   Qualified XVIII                         15,248.315        13.71           209,054
   Qualified XXI                           21,710.888        13.75           298,525
   Qualified XXII                          50,820.048        13.78           700,300
   Qualified XXIV                          57,925.506        13.68           792,421
   Qualified XXV                           24,214.134        13.64           330,281
   Qualified XXVI                           8,415.452        13.60           114,450
   Qualified XXVII                        941,931.441        10.20         9,607,701
   Qualified XXVIII                       821,407.784        10.16         8,345,503
                                      ---------------                ---------------
                                        9,633,034.717                $   115,345,438
                                      ===============                ===============

ING VP GROWTH OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                            12,449.537   $     6.02   $        74,946
   Qualified X (1.25)                       4,716.789         6.02            28,395
   Qualified XII (0.55)                     3,152.314         6.08            19,166
   Qualified XII (0.80)                     2,643.209         6.06            16,018
   Qualified XII (0.95)                     1,292.895         6.04             7,809
   Qualified XII (1.00)                       929.658         6.04             5,615
   Qualified XII (1.10)                       169.386         6.03             1,021
   Qualified XII (1.25)                        17.957         6.02               108
   Qualified XII (1.40)                        33.373         6.00               200
   Qualified XXIV                             859.550         6.05             5,200
                                      ---------------                ---------------
                                           26,264.668                $       158,478
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP INTERNATIONAL VALUE
   Contracts in accumulation period:
   Qualified V                              3,955.898   $     7.96   $        31,489
   Qualified VI                           289,087.776         7.97         2,304,030
   Qualified X (1.25)                      19,369.152         7.97           154,372
   Qualified XII (0.45)                    17,027.514         8.07           137,412
   Qualified XII (0.55)                    20,120.202         8.06           162,169
   Qualified XII (0.70)                     4,828.423         8.04            38,821
   Qualified XII (0.75)                    69,184.221         8.03           555,549
   Qualified XII (0.80)                   159,260.447         8.03         1,278,861
   Qualified XII (0.85)                    14,728.250         8.02           118,121
   Qualified XII (0.90)                       871.066         8.02             6,986
   Qualified XII (0.95)                    21,576.099         8.01           172,825
   Qualified XII (1.00)                   951,177.433         8.00         7,609,419
   Qualified XII (1.05)                       175.778         8.00             1,406
   Qualified XII (1.10)                     2,453.625         7.99            19,604
   Qualified XII (1.15)                     2,943.786         7.99            23,521
   Qualified XII (1.20)                       102.197         7.98               816
   Qualified XII (1.25)                     2,895.117         7.97            23,074
   Qualified XII (1.30)                        15.073         7.97               120
   Qualified XII (1.40)                       221.249         7.96             1,761
   Qualified XII (1.50)                        19.639         7.95               156
   Qualified XV                               156.924         8.01             1,257
   Qualified XVI                              223.767         7.95             1,779
   Qualified XVIII                            542.395         7.97             4,323
   Qualified XXI                              625.323         8.03             5,021
   Qualified XXIV                          20,078.549         8.02           161,030
   Qualified XXV                            1,361.300         8.04            10,945
   Qualified XXVI                              15.115         8.02               121
                                      ---------------                ---------------
                                        1,603,016.318                $    12,824,988
                                      ===============                ===============

ING VP MAGNACAP
   Contracts in accumulation period:
   Qualified VI                            52,119.079   $     6.83   $       355,973
   Qualified XII (0.80)                        94.722         6.85               649
   Qualified XII (0.85)                    20,480.876         6.85           140,294
   Qualified XII (0.95)                     1,975.038         6.84            13,509
   Qualified XII (1.00)                     3,070.931         6.84            21,005
   Qualified XII (1.10)                        71.848         6.84               491
   Qualified XII (1.15)                         8.705         6.83                59
   Qualified XII (1.20)                        50.415         6.83               344
   Qualified XII (1.25)                       117.530         6.83               803
   Qualified XII (1.40)                        26.068         6.82               178
   Qualified XXI                              761.420         6.85             5,216
   Qualified XXIV                             728.688         6.85             4,992
   Qualified XXV                               27.860         6.86               191
                                      ---------------                ---------------
                                           79,533.180                $       543,704
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                            31,361.723   $     6.92   $       217,023
   Qualified X (1.25)                      14,659.310         6.92           101,442
   Qualified XII (0.55)                     7,045.065         6.99            49,245
   Qualified XII (0.60)                        98.931         6.98               691
   Qualified XII (0.70)                        16.135         6.97               112
   Qualified XII (0.75)                       427.295         6.97             2,978
   Qualified XII (0.80)                     2,282.297         6.96            15,885
   Qualified XII (0.85)                     1,078.930         6.96             7,509
   Qualified XII (0.95)                     1,684.947         6.95            11,710
   Qualified XII (1.00)                     3,829.332         6.94            26,576
   Qualified XII (1.05)                       222.443         6.94             1,544
   Qualified XII (1.10)                        40.094         6.93               278
   Qualified XII (1.15)                        57.973         6.93               402
   Qualified XII (1.20)                         0.310         6.92                 2
   Qualified XII (1.25)                       197.098         6.92             1,364
   Qualified XII (1.40)                        27.277         6.90               188
   Qualified XII (1.50)                        21.273         6.89               147
   Qualified XVIII                          1,066.950         6.92             7,383
   Qualified XXI                                4.519         6.96                31
   Qualified XXIV                           1,705.331         6.95            11,852
   Qualified XXV                               44.099         6.97               307
                                      ---------------                ---------------
                                           65,871.332                $       456,669
                                      ===============                ===============

ING VP SMALLCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                            75,688.784   $     4.98   $       376,930
   Qualified X (1.25)                      11,825.762         4.98            58,892
   Qualified XII (0.45)                    11,964.016         5.04            60,299
   Qualified XII (0.55)                   263,319.230         5.03         1,324,496
   Qualified XII (0.60)                       138.655         5.03               697
   Qualified XII (0.65)                     2,452.312         5.03            12,335
   Qualified XII (0.70)                        97.127         5.02               488
   Qualified XII (0.75)                        62.436         5.02               313
   Qualified XII (0.80)                    21,339.620         5.02           107,125
   Qualified XII (0.85)                    23,454.051         5.01           117,505
   Qualified XII (0.90)                       176.773         5.01               886
   Qualified XII (0.95)                     5,218.234         5.00            26,091
   Qualified XII (1.00)                     7,497.899         5.00            37,489
   Qualified XII (1.05)                     2,544.534         5.00            12,723
   Qualified XII (1.10)                         9.408         4.99                47
   Qualified XII (1.15)                        80.622         4.99               402
   Qualified XII (1.20)                       840.369         4.99             4,193
   Qualified XII (1.25)                     1,120.385         4.98             5,580
   Qualified XII (1.40)                        95.443         4.97               474

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES
   (CONTINUED)
   Qualified XII (1.50)                        18.640   $     4.96   $            92
   Qualified XV                                48.615         5.00               243
   Qualified XVI                               69.517         4.96               345
   Qualified XVIII                          5,774.889         4.98            28,759
   Qualified XXI                               84.959         5.02               426
   Qualified XXIV                           8,794.038         5.01            44,058
   Qualified XXV                            3,418.948         5.02            17,163
   Qualified XXVI                             269.319         5.01             1,349
                                      ---------------                ---------------
                                          446,404.585                $     2,239,400
                                      ===============                ===============

JANUS ASPEN SERIES AGGRESSIVE GROWTH
   Contracts in accumulation period:
   Qualified I                              2,339.260   $     9.33   $        21,825
   Qualified III                           71,523.676        15.37         1,099,319
   Qualified V                              6,642.598        13.19            87,616
   Qualified VI                        11,370,433.399        13.36       151,908,990
   Qualified VIII                           9,261.019        13.36           123,727
   Qualified X (1.15)                      66,715.337        13.00           867,299
   Qualified X (1.25)                   1,043,855.862        12.90        13,465,741
   Qualified XI                           896,386.715        13.79        12,361,173
   Qualified XII (0.05)                   153,733.638        13.74         2,112,300
   Qualified XII (0.15)                       125.198         8.10             1,014
   Qualified XII (0.25)                   664,381.665         8.06         5,354,916
   Qualified XII (0.35)                   375,196.293         8.03         3,012,826
   Qualified XII (0.45)                   470,916.585         7.99         3,762,624
   Qualified XII (0.55)                   147,506.699         7.95         1,172,678
   Qualified XII (0.60)                   808,468.744         7.93         6,411,157
   Qualified XII (0.65)                   279,954.708         7.92         2,217,241
   Qualified XII (0.70)                   389,398.695         7.90         3,076,250
   Qualified XII (0.75)                   614,925.432         7.88         4,845,612
   Qualified XII (0.80)                 2,715,916.075         8.48        23,030,968
   Qualified XII (0.85)                 1,029,117.164         9.17         9,437,004
   Qualified XII (0.90)                    56,606.489         8.30           469,834
   Qualified XII (0.95)                 1,127,431.539         9.11        10,270,901
   Qualified XII (1.00)                 3,607,318.167         9.08        32,754,449
   Qualified XII (1.05)                   284,061.526         9.05         2,570,757
   Qualified XII (1.10)                   202,409.930         9.02         1,825,738
   Qualified XII (1.15)                    76,204.997         8.99           685,083
   Qualified XII (1.20)                   156,101.144         8.96         1,398,666
   Qualified XII (1.25)                   102,069.465         8.93           911,480
   Qualified XII (1.30)                    19,222.601         8.90           171,081
   Qualified XII (1.35)                     3,786.486         8.87            33,586
   Qualified XII (1.40)                    80,916.339         8.84           715,300
   Qualified XII (1.50)                    23,240.751         8.78           204,054
   Qualified XV                           107,839.447        13.61         1,467,695
   Qualified XVI                          228,222.472        13.17         3,005,690
   Qualified XVII                          46,614.646        13.36           622,772

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
JANUS ASPEN SERIES AGGRESSIVE
   GROWTH (CONTINUED)
   Qualified XVIII                         47,353.253   $    12.90   $       610,857
   Qualified XXI                          172,570.464        13.68         2,360,764
   Qualified XXII                         190,810.230        13.74         2,621,733
   Qualified XXIV                         363,785.577         9.11         3,314,087
   Qualified XXV                          269,125.773        13.52         3,638,580
   Qualified XXVI                          76,191.439        13.47         1,026,299
   Qualified XXVII                      3,026,489.098        15.46        46,789,521
   Qualified XXVIII                       477,218.687        15.39         7,344,396
                                      ---------------                ---------------
                                       31,862,389.282                $   369,183,603
                                      ===============                ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
   Qualified III                              838.506   $    20.93   $        17,550
   Qualified V                             17,195.437        20.68           355,602
   Qualified VI                         7,632,923.455        20.92       159,680,759
   Qualified VIII                           4,204.722        20.91            87,921
   Qualified X (1.15)                     126,072.518        21.87         2,757,206
   Qualified X (1.25)                     874,405.028        21.71        18,983,333
   Qualified XI                           508,752.614        21.59        10,983,969
   Qualified XII (0.05)                    74,595.193        21.50         1,603,797
   Qualified XII (0.25)                   330,269.068        12.94         4,273,682
   Qualified XII (0.35)                   147,457.742        12.88         1,899,256
   Qualified XII (0.45)                   971,549.330        12.82        12,455,262
   Qualified XII (0.55)                   413,816.306        12.76         5,280,296
   Qualified XII (0.60)                   470,154.506        12.73         5,985,067
   Qualified XII (0.65)                   258,351.073        12.70         3,281,059
   Qualified XII (0.70)                   160,711.267        12.67         2,036,212
   Qualified XII (0.75)                   467,094.699        12.65         5,908,748
   Qualified XII (0.80)                 1,577,444.491        13.63        21,500,568
   Qualified XII (0.85)                   311,168.868        19.13         5,952,660
   Qualified XII (0.90)                    26,366.684        13.31           350,941
   Qualified XII (0.95)                   490,513.361        19.00         9,319,754
   Qualified XII (1.00)                 2,411,350.930        18.94        45,670,987
   Qualified XII (1.05)                   191,000.797        18.88         3,606,095
   Qualified XII (1.10)                    90,426.601        18.81         1,700,924
   Qualified XII (1.15)                    44,164.570        18.75           828,086
   Qualified XII (1.20)                    72,159.917        18.69         1,348,669
   Qualified XII (1.25)                    55,959.247        18.63         1,042,521
   Qualified XII (1.30)                    11,295.746        18.57           209,762
   Qualified XII (1.35)                     1,036.147        18.50            19,169
   Qualified XII (1.40)                    58,867.916        18.44         1,085,524
   Qualified XII (1.50)                    12,591.488        18.32           230,676
   Qualified XV                            34,555.500        21.31           736,378
   Qualified XVI                          170,122.426        20.63         3,509,626
   Qualified XVII                          19,824.488        20.92           414,728
   Qualified XVIII                         56,606.087        21.71         1,228,918
   Qualified XXI                           49,081.031        21.42         1,051,316
   Qualified XXII                          80,613.374        21.51         1,733,994
   Qualified XXIV                         157,507.454        19.00         2,992,642
   Qualified XXV                          165,060.584        21.16         3,492,682
   Qualified XXVI                          16,895.172        21.09           356,319
   Qualified XXVII                      1,154,096.188         8.29         9,567,457
                                      ---------------                ---------------
                                       19,717,100.531                $   353,540,115
                                      ===============                ===============

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL
   APPRECIATION
   Contracts in accumulation period:
   Qualified X (1.25)                       6,807.968   $     8.32   $        56,642
   Qualified XXVII                        319,129.395         6.15         1,962,646
                                      ---------------                ---------------
                                          325,937.363                $     2,019,288
                                      ===============                ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
   Contracts in accumulation period:
   Qualified III                            9,149.346   $    19.00   $       173,838
   Qualified V                              6,453.674        18.68           120,555
   Qualified VI                         2,165,377.584        18.93        40,990,598
   Qualified VIII                             217.192        18.92             4,109
   Qualified X (1.15)                      21,868.797        12.80           279,921
   Qualified X (1.25)                     194,829.873        12.74         2,482,133
   Qualified XI                           123,736.228        19.53         2,416,569
   Qualified XII (0.05)                    15,962.365        19.46           310,628
   Qualified XII (0.25)                   143,998.413        13.31         1,916,619
   Qualified XII (0.35)                    86,220.552        13.24         1,141,560
   Qualified XII (0.45)                   253,502.042        13.18         3,341,157
   Qualified XII (0.55)                    90,517.778        13.12         1,187,593
   Qualified XII (0.60)                   111,346.291        13.09         1,457,523
   Qualified XII (0.65)                   156,018.394        13.06         2,037,600
   Qualified XII (0.70)                   149,895.811        13.03         1,953,142
   Qualified XII (0.75)                   103,869.979        13.00         1,350,310
   Qualified XII (0.80)                   450,180.715        13.24         5,960,393
   Qualified XII (0.85)                   180,491.734        16.24         2,931,186
   Qualified XII (0.90)                     7,867.698        13.19           103,775
   Qualified XII (0.95)                   168,750.381        16.14         2,723,631
   Qualified XII (1.00)                   801,606.489        16.08        12,889,832
   Qualified XII (1.05)                    54,354.275        16.03           871,299
   Qualified XII (1.10)                    57,349.369        15.98           916,443
   Qualified XII (1.15)                    11,558.666        15.92           184,014
   Qualified XII (1.20)                    26,636.662        15.87           422,724
   Qualified XII (1.25)                    20,937.503        15.82           331,231
   Qualified XII (1.30)                     3,824.063        15.76            60,267
   Qualified XII (1.35)                     1,440.368        15.71            22,628
   Qualified XII (1.40)                    19,587.089        15.66           306,734
   Qualified XII (1.50)                     3,757.981        15.56            58,474
   Qualified XV                            12,829.410        19.28           247,351
   Qualified XVI                           49,317.055        18.66           920,256
   Qualified XVII                           3,792.671        18.93            71,795
   Qualified XVIII                         12,929.174        12.74           164,718
   Qualified XXI                           14,366.770        19.38           278,428
   Qualified XXII                          20,944.517        19.46           407,580
   Qualified XXIV                          35,933.858        16.13           579,613
   Qualified XXV                           26,445.105        19.14           506,159
   Qualified XXVI                           7,774.144        19.08           148,331
                                      ---------------                ---------------
                                        5,625,640.016                $    92,270,717
                                      ===============                ===============

JANUS ASPEN SERIES GROWTH
Currently payable annuity contracts:                                 $       410,230

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH (CONTINUED)
   Contracts in accumulation period:
   Qualified I                                 48.382   $    11.52   $           557
   Qualified III                            1,869.589        14.58            27,259
   Qualified V                              2,250.860        13.22            29,756
   Qualified VI                         5,515,020.175        13.37        73,735,820
   Qualified VIII                           2,908.817        13.37            38,891
   Qualified X (1.15)                      33,463.163        14.41           482,204
   Qualified X (1.25)                     650,992.396        14.30         9,309,191
   Qualified XI                           440,329.063        13.79         6,072,138
   Qualified XII (0.05)                    35,605.358        13.74           489,218
   Qualified XII (0.25)                   285,536.055         7.88         2,250,024
   Qualified XII (0.35)                   115,836.018         7.85           909,313
   Qualified XII (0.45)                   644,487.528         7.81         5,033,448
   Qualified XII (0.55)                    83,390.328         7.78           648,777
   Qualified XII (0.60)                   380,179.264         7.76         2,950,191
   Qualified XII (0.65)                    48,859.208         7.74           378,170
   Qualified XII (0.70)                   351,427.612         7.72         2,713,021
   Qualified XII (0.75)                   292,867.876         7.70         2,255,083
   Qualified XII (0.80)                 1,440,389.982         8.46        12,185,699
   Qualified XII (0.85)                   525,669.060        11.73         6,166,098
   Qualified XII (0.90)                    42,256.356         8.18           345,657
   Qualified XII (0.95)                   434,426.964        11.66         5,065,418
   Qualified XII (1.00)                 1,201,854.945        11.62        13,965,554
   Qualified XII (1.05)                   131,641.772        11.58         1,524,412
   Qualified XII (1.10)                    85,733.999        11.54           989,370
   Qualified XII (1.15)                    30,013.258        11.50           345,152
   Qualified XII (1.20)                    66,646.157        11.47           764,431
   Qualified XII (1.25)                    53,355.023        11.43           609,848
   Qualified XII (1.30)                    11,318.208        11.39           128,914
   Qualified XII (1.35)                     1,244.121        11.35            14,121
   Qualified XII (1.40)                    29,467.769        11.31           333,280
   Qualified XII (1.50)                    10,146.636        11.24           114,048
   Qualified XV                            32,577.815        13.61           443,384
   Qualified XVI                          108,557.743        13.18         1,430,791
   Qualified XVII                          26,043.033        13.37           348,195
   Qualified XVIII                         32,656.856        14.30           466,993
   Qualified XXI                           67,164.395        13.69           919,481
   Qualified XXII                         103,313.486        13.74         1,419,527
   Qualified XXIV                         113,816.731        11.66         1,327,103
   Qualified XXV                          125,557.888        13.52         1,697,543
   Qualified XXVI                          21,567.346        13.47           290,512
   Qualified XXVII                      2,332,244.731        14.67        34,214,030
   Qualified XXVIII                       432,810.607        14.61         6,323,363
                                      ---------------                ---------------
                                       16,345,546.573                $   199,166,215
                                      ===============                ===============

JANUS ASPEN SERIES WORLDWIDE GROWTH
   Currently payable annuity
      contracts:                                                     $       552,117
   Contracts in accumulation period:
   Qualified I                              2,111.338   $    13.64            28,799
   Qualified III                            2,879.974        18.14            52,243
   Qualified V                              4,358.551        16.16            70,434
   Qualified VI                        12,701,305.634        16.23       206,142,190

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
   GROWTH (CONTINUED)
   Qualified VIII                          10,245.444   $    16.17   $       165,669
   Qualified X (1.15)                      82,737.838        18.36         1,519,067
   Qualified X (1.25)                   1,166,146.180        18.22        21,247,183
   Qualified XI                           978,490.028        16.74        16,379,923
   Qualified XII (0.05)                   137,577.345        16.68         2,294,790
   Qualified XII (0.15)                       123.791         8.17             1,011
   Qualified XII (0.25)                 1,056,499.302         8.13         8,589,339
   Qualified XII (0.35)                   170,616.301         8.09         1,380,286
   Qualified XII (0.45)                 1,226,407.058         8.06         9,884,841
   Qualified XII (0.55)                   202,077.358         8.02         1,620,660
   Qualified XII (0.60)                   899,866.662         8.00         7,198,933
   Qualified XII (0.65)                   275,741.326         7.98         2,200,416
   Qualified XII (0.70)                   525,468.689         7.96         4,182,731
   Qualified XII (0.75)                   867,214.271         7.94         6,885,681
   Qualified XII (0.80)                 3,841,110.325         9.32        35,799,148
   Qualified XII (0.85)                   907,955.372        13.64        12,384,511
   Qualified XII (0.90)                    70,620.816         9.08           641,237
   Qualified XII (0.95)                   955,822.541        13.55        12,951,395
   Qualified XII (1.00)                 3,404,028.335        13.51        45,988,423
   Qualified XII (1.05)                   357,052.236        13.46         4,805,923
   Qualified XII (1.10)                   164,664.611        13.42         2,209,799
   Qualified XII (1.15)                    92,021.204        13.37         1,230,323
   Qualified XII (1.20)                   104,749.443        13.33         1,396,310
   Qualified XII (1.25)                    66,041.303        13.29           877,689
   Qualified XII (1.30)                     7,371.876        13.24            97,604
   Qualified XII (1.35)                     3,090.359        13.20            40,793
   Qualified XII (1.40)                    62,240.122        13.15           818,458
   Qualified XII (1.50)                    18,919.040        13.07           247,272
   Qualified XV                            96,233.387        16.52         1,589,776
   Qualified XVI                          225,377.941        16.00         3,606,047
   Qualified XVII                          61,469.254        16.23           997,646
   Qualified XVIII                         59,621.227        18.22         1,086,299
   Qualified XXI                          116,081.546        16.61         1,928,114
   Qualified XXII                         205,520.400        16.68         3,428,080
   Qualified XXIV                         262,434.019        13.55         3,555,981
   Qualified XXV                          166,772.419        16.41         2,736,735
   Qualified XXVI                          52,901.632        16.35           864,942
   Qualified XXVII                      3,828,034.246        18.24        69,823,345
   Qualified XXVIII                       767,221.763        18.17        13,940,419
                                      ---------------                ---------------
                                       36,207,222.507                $   513,442,582
                                      ===============                ===============

JANUS TWENTY
   Contracts in accumulation period:
   Qualified XII (0.95)                    62,241.979   $     3.88   $       241,499
   Qualified XII (1.10)                    36,548.308         3.86           141,076
                                      ---------------                ---------------
                                           98,790.287                $       382,575
                                      ===============                ===============

LORD ABBETT GROWTH AND INCOME
   Contracts in accumulation period:
   Qualified VI                           662,587.201   $     7.85   $     5,201,310
   Qualified VIII                           1,786.368         7.85            14,023
   Qualified X (1.15)                      28,770.786         7.87           226,426

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
   (CONTINUED)
   Qualified X (1.25)                      50,629.992   $     7.85   $       397,445
   Qualified XII (0.55)                   113,866.356         7.93           902,960
   Qualified XII (0.60)                    13,372.359         7.93           106,043
   Qualified XII (0.65)                    10,077.834         7.92            79,816
   Qualified XII (0.70)                    15,347.191         7.92           121,550
   Qualified XII (0.75)                   151,026.043         7.91         1,194,616
   Qualified XII (0.80)                   161,714.365         7.91         1,279,161
   Qualified XII (0.85)                    64,173.158         7.90           506,968
   Qualified XII (0.90)                     4,597.771         7.89            36,276
   Qualified XII (0.95)                    61,901.339         7.89           488,402
   Qualified XII (1.00)                   155,002.074         7.88         1,221,416
   Qualified XII (1.05)                     4,840.570         7.88            38,144
   Qualified XII (1.10)                     2,669.227         7.87            21,007
   Qualified XII (1.15)                       662.770         7.87             5,216
   Qualified XII (1.20)                     2,572.412         7.86            20,219
   Qualified XII (1.25)                     4,068.800         7.85            31,940
   Qualified XII (1.40)                     2,196.677         7.84            17,222
   Qualified XII (1.50)                     1,172.771         7.83             9,183
   Qualified XV                               663.346         7.89             5,234
   Qualified XVI                            6,513.420         7.83            51,000
   Qualified XVII                             963.876         7.85             7,566
   Qualified XVIII                         10,327.671         7.85            81,072
   Qualified XXI                            6,947.731         7.91            54,957
   Qualified XXIV                           1,250.309         7.90             9,877
   Qualified XXV                            3,329.259         7.91            26,334
   Qualified XXVI                           2,135.345         7.89            16,848
                                      ---------------                ---------------
                                        1,545,167.021                $    12,172,231
                                      ===============                ===============

LORD ABBETT MID-CAP VALUE - CLASS A
   Contracts in accumulation period:
   Qualified XII (0.00)                     2,254.583   $     9.50   $        21,419
                                      ---------------                ---------------
                                            2,254.583                $        21,419
                                      ===============                ===============

LORD ABBETT MID-CAP VALUE
   Contracts in accumulation period:
   Qualified VI                           466,936.593   $     8.32   $     3,884,912
   Qualified X (1.15)                      63,698.668         8.33           530,610
   Qualified X (1.25)                      56,098.669         8.32           466,741
   Qualified XII (0.55)                    85,686.668         8.41           720,625
   Qualified XII (0.60)                     5,262.882         8.40            44,208
   Qualified XII (0.70)                     3,205.514         8.39            26,894
   Qualified XII (0.75)                    33,156.123         8.38           277,848
   Qualified XII (0.80)                   197,933.820         8.38         1,658,685
   Qualified XII (0.85)                    36,916.122         8.37           308,988
   Qualified XII (0.90)                     3,358.770         8.36            28,079
   Qualified XII (0.95)                    41,714.749         8.36           348,735
   Qualified XII (1.00)                   186,526.697         8.35         1,557,498
   Qualified XII (1.05)                       820.752         8.35             6,853
   Qualified XII (1.10)                     4,007.171         8.34            33,420
   Qualified XII (1.15)                       937.927         8.33             7,813
   Qualified XII (1.20)                     1,427.464         8.33            11,891

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE
   (CONTINUED)
   Qualified XII (1.25)                     4,185.464   $     8.32   $        34,823
   Qualified XII (1.40)                     1,689.031         8.30            14,019
   Qualified XII (1.50)                        14.164         8.29               117
   Qualified XV                               152.032         8.36             1,271
   Qualified XVI                            4,668.816         8.29            38,704
   Qualified XVIII                          2,018.104         8.32            16,791
   Qualified XXI                            1,454.913         8.38            12,192
   Qualified XXIV                           8,926.020         8.37            74,711
   Qualified XXV                            1,645.700         8.38            13,791
   Qualified XXVI                             490.830         8.36             4,103
                                      ---------------                ---------------
                                        1,212,933.663                $    10,124,322
                                      ===============                ===============

MFS(R) TOTAL RETURN
   Contracts in accumulation period:
   Qualified XXVII                      1,234,810.579   $    11.45   $    14,138,581
   Qualified XXVIII                     2,208,540.755        11.41        25,199,450
                                      ---------------                ---------------
                                        3,443,351.334                $    39,338,031
                                      ===============                ===============

OPPENHEIMER AGGRESSIVE GROWTH
   Currently payable annuity
      contracts:                                    -                $         2,970
                                      ---------------                ---------------
                                                    -                $         2,970
                                      ===============                ===============

OPPENHEIMER DEVELOPING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                        145,247.326   $     8.91   $     1,294,154
                                      ---------------                ---------------
                                          145,247.326                $     1,294,154
                                      ===============                ===============

OPPENHEIMER GLOBAL SECURITIES
   Contracts in accumulation period:
   Qualified III                               87.157   $    11.18   $           974
   Qualified V                             19,372.093        10.79           209,025
   Qualified VI                         3,165,764.282        10.87        34,411,858
   Qualified VIII                           1,597.615        10.87            17,366
   Qualified X (1.15)                      20,158.255        10.92           220,128
   Qualified X (1.25)                     283,435.154        10.87         3,080,940
   Qualified XI                           259,399.400        11.14         2,889,709
   Qualified XII (0.05)                    83,577.820        11.13           930,221
   Qualified XII (0.25)                   118,156.085        11.36         1,342,253
   Qualified XII (0.35)                    51,275.120        11.31           579,922
   Qualified XII (0.45)                    32,304.611        11.25           363,427
   Qualified XII (0.55)                   146,975.260        11.20         1,646,123
   Qualified XII (0.60)                   201,231.107        11.18         2,249,764
   Qualified XII (0.65)                    15,311.447        11.15           170,723
   Qualified XII (0.70)                    60,038.178        11.13           668,225
   Qualified XII (0.75)                   337,114.119        11.10         3,741,967
   Qualified XII (0.80)                 1,316,755.644        11.10        14,615,988
   Qualified XII (0.85)                   245,692.471        11.08         2,722,273
   Qualified XII (0.90)                     9,471.936        11.05           104,665
   Qualified XII (0.95)                   239,229.228        11.02         2,636,306

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
   (CONTINUED)
   Qualified XII (1.00)                 1,484,485.546   $    11.00   $    16,329,341
   Qualified XII (1.05)                    38,962.017        10.97           427,413
   Qualified XII (1.10)                    42,008.942        10.95           459,998
   Qualified XII (1.15)                    17,052.030        10.92           186,208
   Qualified XII (1.20)                    29,112.282        10.90           317,324
   Qualified XII (1.25)                    35,587.005        10.87           386,831
   Qualified XII (1.30)                     4,248.623        10.85            46,098
   Qualified XII (1.35)                       902.434        10.82             9,764
   Qualified XII (1.40)                    24,846.681        10.79           268,096
   Qualified XII (1.50)                     2,334.035        10.74            25,068
   Qualified XV                            14,300.177        11.02           157,588
   Qualified XVI                           63,955.080        10.74           686,878
   Qualified XVII                           9,481.532        10.87           103,064
   Qualified XVIII                         10,501.097        10.87           114,147
   Qualified XXI                           37,757.213        11.08           418,350
   Qualified XXII                          30,183.421        11.11           335,338
   Qualified XXIV                         105,831.971        11.04         1,168,385
   Qualified XXV                           32,198.369        10.99           353,860
   Qualified XXVI                           9,506.785        10.96           104,194
   Qualified XXVII                      1,235,936.743        11.24        13,891,929
   Qualified XXVIII                       804,290.681        11.20         9,008,056
                                      ---------------                ---------------
                                       10,640,429.646                $   117,399,787
                                      ===============                ===============

OPPENHEIMER MAIN STREET GROWTH
   & INCOME
   Currently payable annuity
     contracts                                      -                $        28,115
                                      ---------------                ---------------
                                                    -                $        28,115
                                      ===============                ===============

OPPENHEIMER STRATEGIC BOND
   Currently payable annuity
      contracts:                                                     $        11,612
   Contracts in accumulation period:
   Qualified V                                101.329   $    11.11             1,126
   Qualified VI                           405,891.960        11.19         4,541,931
   Qualified VIII                           1,530.658        11.19            17,128
   Qualified X (1.25)                      77,912.906        11.19           871,845
   Qualified XI                            23,306.824        11.47           267,329
   Qualified XII (0.05)                     2,716.777        11.45            31,107
   Qualified XII (0.25)                    24,924.418        11.73           292,363
   Qualified XII (0.35)                    11,139.049        11.68           130,104
   Qualified XII (0.45)                    42,079.212        11.62           488,960
   Qualified XII (0.55)                    14,818.236        11.57           171,447
   Qualified XII (0.60)                    15,793.267        11.54           182,254
   Qualified XII (0.65)                     5,753.837        11.51            66,227
   Qualified XII (0.70)                     9,371.682        11.49           107,681
   Qualified XII (0.75)                    27,831.132        11.46           318,945
   Qualified XII (0.80)                    52,785.954        11.43           603,343
   Qualified XII (0.85)                    27,082.194        11.40           308,737
   Qualified XII (0.90)                     1,855.944        11.37            21,102
   Qualified XII (0.95)                    39,345.637        11.35           446,573
   Qualified XII (1.00)                    94,058.034        11.32         1,064,737
   Qualified XII (1.05)                     9,372.335        11.30           105,907

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND
   (CONTINUED)
   Qualified XII (1.10)                     7,504.218   $    11.27   $        84,573
   Qualified XII (1.15)                     3,319.953        11.24            37,316
   Qualified XII (1.20)                     2,801.248        11.22            31,430
   Qualified XII (1.25)                     5,514.339        11.19            61,705
   Qualified XII (1.30)                     2,280.895        11.16            25,455
   Qualified XII (1.35)                       101.357        11.14             1,129
   Qualified XII (1.40)                     4,167.048        11.11            46,296
   Qualified XII (1.50)                       297.766        11.06             3,293
   Qualified XV                             4,322.581        11.35            49,061
   Qualified XVI                            3,630.121        11.06            40,149
   Qualified XVII                             272.005        11.19             3,044
   Qualified XVIII                         13,829.680        11.19           154,754
   Qualified XXI                            1,372.483        11.41            15,660
   Qualified XXII                          13,505.867        11.44           154,507
   Qualified XXIV                           7,627.749        11.36            86,651
   Qualified XXV                            9,248.054        11.32           104,688
   Qualified XXVI                             896.464        11.28            10,112
   Qualified XXVII                        214,928.444        11.30         2,428,691
   Qualified XXVIII                       290,926.783        11.25         3,272,926
                                      ---------------                ---------------
                                        1,474,218.440                $    16,661,898
                                      ===============                ===============

PAX WORLD BALANCED
   Contracts in accumulation period:
   Qualified VI                               208.181   $     8.14   $         1,695
   Qualified XII (0.85)                     7,092.389         8.22            58,299
   Qualified XXVII                        188,162.837         8.21         1,544,817
                                      ---------------                ---------------
                                          195,463.407                $     1,604,811
                                      ===============                ===============

PIONEER EQUITY INCOME VCT
   Contracts in accumulation period:
   Qualified VI                           167,518.285   $     7.99   $     1,338,471
   Qualified VIII                           2,411.809         7.99            19,270
   Qualified X (1.15)                      28,883.126         8.00           231,065
   Qualified X (1.25)                      22,002.476         7.99           175,800
   Qualified XII (0.55)                    41,355.023         8.07           333,735
   Qualified XII (0.70)                       569.869         8.05             4,587
   Qualified XII (0.75)                       240.218         8.05             1,934
   Qualified XII (0.80)                    90,750.330         8.04           729,633
   Qualified XII (0.85)                    46,117.420         8.04           370,784
   Qualified XII (0.90)                     3,892.955         8.03            31,260
   Qualified XII (0.95)                    14,375.778         8.02           115,294
   Qualified XII (1.00)                    36,243.514         8.02           290,673
   Qualified XII (1.05)                     3,829.609         8.01            30,675
   Qualified XII (1.10)                     6,328.641         8.01            50,692
   Qualified XII (1.15)                       254.095         8.00             2,033
   Qualified XII (1.20)                       387.170         7.99             3,093
   Qualified XII (1.25)                     1,074.634         7.99             8,586
   Qualified XII (1.30)                        64.965         7.98               518
   Qualified XII (1.40)                       569.123         7.97             4,536
   Qualified XII (1.50)                        14.622         7.96               116

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT
   (CONTINUED)
   Qualified XVI                              377.671   $     7.96   $         3,006
   Qualified XVII                             952.388         7.99             7,610
   Qualified XXI                              487.273         8.04             3,918
   Qualified XXIV                             355.848         8.03             2,857
   Qualified XXV                            2,590.905         8.05            20,857
   Qualified XXVI                             182.200         8.03             1,463
                                      ---------------                ---------------
                                          471,829.947                $     3,782,466
                                      ===============                ===============

PIONEER FUND VCT
   Contracts in accumulation period:
   Qualified VI                            19,127.649   $     7.53   $       144,031
   Qualified VIII                              71.203         7.53               536
   Qualified X (1.25)                       8,956.135         7.53            67,440
   Qualified XII (0.55)                       835.815         7.61             6,361
   Qualified XII (0.65)                        95.643         7.60               727
   Qualified XII (0.80)                     4,915.954         7.58            37,263
   Qualified XII (0.85)                    11,262.419         7.58            85,369
   Qualified XII (0.95)                     6,739.220         7.57            51,016
   Qualified XII (1.00)                     3,683.047         7.56            27,844
   Qualified XII (1.10)                       344.372         7.55             2,600
   Qualified XII (1.15)                       389.210         7.54             2,935
   Qualified XII (1.20)                       223.529         7.54             1,685
   Qualified XII (1.25)                       238.797         7.53             1,798
   Qualified XII (1.40)                        17.824         7.52               134
   Qualified XVI                               19.969         7.51               150
   Qualified XXI                              244.511         7.58             1,853
   Qualified XXIV                              21.029         7.57               159
                                      ---------------                ---------------
                                           57,186.326                        431,901
                                      ===============                ===============

PIONEER MID CAP VALUE VCT
   Contracts in accumulation period:
   Qualified VI                            94,164.853   $     8.73   $       822,059
   Qualified X (1.15)                      26,331.178         8.75           230,398
   Qualified X (1.25)                      15,155.485         8.73           132,307
   Qualified XII (0.55)                     5,114.611         8.82            45,111
   Qualified XII (0.65)                       667.481         8.81             5,881
   Qualified XII (0.70)                     1,894.385         8.80            16,671
   Qualified XII (0.75)                       332.926         8.80             2,930
   Qualified XII (0.80)                    31,016.642         8.79           272,636
   Qualified XII (0.85)                    24,468.774         8.79           215,081
   Qualified XII (0.90)                        38.419         8.78               337
   Qualified XII (0.95)                    16,242.943         8.77           142,451
   Qualified XII (1.00)                    19,361.156         8.77           169,797
   Qualified XII (1.05)                       289.654         8.76             2,537
   Qualified XII (1.10)                       654.584         8.75             5,728
   Qualified XII (1.15)                     1,148.291         8.75            10,048
   Qualified XII (1.20)                       873.808         8.74             7,637
   Qualified XII (1.25)                       315.653         8.73             2,756
   Qualified XII (1.40)                       108.812         8.72               949
   Qualified XII (1.50)                     1,206.715         8.70            10,498
   Qualified XV                               218.074         8.77             1,913

         DIVISION/CONTRACT                 UNITS        UNIT VALUE   EXTENDED VALUE
------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT (CONTINUED)
   Qualified XVI                            1,528.621   $     8.70   $        13,299
   Qualified XVIII                            653.745         8.73             5,707
   Qualified XXI                              634.455         8.79             5,577
   Qualified XXIV                           1,048.299         8.78             9,204
   Qualified XXV                               86.375         8.80               760
   Qualified XXVI                           1,260.194         8.78            11,065
                                      ---------------                ---------------
                                          244,816.133                $     2,143,337
                                      ===============                ===============

QUALIFIED I         Individual Contracts issued prior to May 1, 1975 in
                    connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue
                    Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code;
                    individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals
                    Tax Retirement Act of 1962, as amended; allocated group
                    Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

QUALIFIED III       Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since
                    May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                    Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since
                    May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED V         Certain group AetnaPlus Contracts issued since August 28,
                    1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

QUALIFIED VI        Certain group AetnaPlus Contracts issued in connection
                    with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

QUALIFIED VII       Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

QUALIFIED VIII      Group AetnaPlus Contracts issued in connection with
                    Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

QUALIFIED IX        Certain large group Contracts (Jumbo) that were converted
                    to ACES, an administrative system (previously valued under Qualified VI).

QUALIFIED X         Individual retirement annuity and Simplified Employee
                    Pension ("SEP") plans issued or converted to ACES, an administrative system.

QUALIFIED XI        Certain large group Contracts issued in connection with
                    deferred compensation plans adopted by state and local governments since January 1996.

QUALIFIED XII       Group Retirement Plus and Voluntary TDA Contracts issued
                    since 1996 in connection with plans established pursuant to
                    Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

QUALIFIED XIII      Certain existing Contracts issued in connection with
                    deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

QUALIFIED XIV       Certain existing Contracts issued in connection with
                    deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

QUALIFIED XV        Certain existing Contracts issued in connection with
                    deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

QUALIFIED XVI       Group AetnaPlus Contracts assessing an administrative
                    expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

QUALIFIED XVII      Group AetnaPlus Contracts containing contractual limits
                    on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XVIII     Individual retirement annuity and SEP plan Contracts
                    containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective
                    May 29, 1997.

QUALIFIED XIX       Group Corporate 401 Contracts containing contractual
                    limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XX        Group HR 10 Contracts containing contractual limits on
                    fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XXI       Certain existing Contracts issued in connection with
                    deferred compensation plans having Contract modifications effective May 20, 1999.

QUALIFIED XXII      Certain existing Contracts issued in connection with
                    deferred compensation plans having Contract modifications effective May 20, 1999.

QUALIFIED XXIV      Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

QUALIFIED XXV       Group Contract issued in connection with Aetna Government
                    Custom Choice plans having Contract modifications effective
                    October 2000 to lower mortality and expense fee.

QUALIFIED XXVI      Group Contract issued in connection with Aetna Government
                    Custom Choice plans having Contract modifications effective
                    October 2000 to lower mortality and expense fee.

QUALIFIED XXVII     Group Contract issued in connection with tax deferred
                    annuity plans having Contract modifications effective
                    February 2000 to lower mortality and expense fee.

QUALIFIED XXVIII    Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXIX      Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since
                    May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                    Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since
                    May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED XXX       Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since
                    May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                    Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since
                    May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT                       TOTAL RETURN LOWEST TO
         DIVISION                (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    EXPENSE RATIO             HIGHEST
-----------------------------   -------   -----------------   ----------   ------------   ----------------   ----------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
     2002                         2,288    $4.26 to $7.11     $   15,302       0.00%       0.00% to 1.50%      -25.48% to -24.62%
     2001                         2,119    $5.69 to $9.39         19,027       7.37%       0.00% to 1.75%      -24.43% to -23.55%
     2000                         1,839    $7.50 to $12.29        21,974        *                *                      *

AIM V.I. Core Equity
     2002                         5,575    $5.00 to $6.54         34,728       0.33%       0.00% to 1.50%      -16.84% to -15.71%
     2001                         5,919    $5.99 to $7.76         44,279       0.05%       0.00% to 1.75%      -23.99% to -23.10%
     2000                         5,023    $7.84 to $10.04        48,981        *                *                      *

AIM V.I. Growth
     2002                         2,722    $3.20 to $4.38         11,403       0.00%       0.25% to 1.50%      -32.00% to -31.21%
     2001                         2,533    $4.69 to $6.34         15,568       0.21%       0.00% to 1.75%      -34.87% to -34.11%
     2000                         2,061    $7.16 to $9.62         19,441        *                *                      *

AIM V.I. Premier Equity
     2002                         2,777    $4.97 to $5.99         15,977       0.34%       0.25% to 1.50%      -31.30% to -30.50%
     2001                         2,682    $7.19 to $8.58         22,335       2.33%       0.00% to 1.75%      -13.87% to -12.88%
     2000                         1,903    $8.32 to $9.94         18,487        *                *                      *

American Century(R) Income &
  Growth
     2002                           159    $7.02 to $21.67         1,152       1.30%       1.00% to 1.10%      -20.84% to -20.40%
     2001                            62    $8.82 to $27.26           629        **         0.00% to 1.75%              **
     2000                            **          **                   **        **               **                    **

                                 UNITS     UNIT FAIR VALUE    NET ASSETS    INVESTMENT                       TOTAL RETURN LOWEST TO
         DIVISION                (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    EXPENSE RATIO             HIGHEST
-----------------------------   -------   -----------------   ----------   ------------   ----------------   ----------------------
Calvert Social Balanced
     2002                         3,111    $8.88 to $23.11    $   49,766       2.70%       0.00% to 1.50%      -13.46% to -12.46%
     2001                         3,120   $10.23 to $26.58        58,340       5.40%       0.00% to 1.75%       -8.34% to -7.27%
     2000                         3,005   $11.13 to $28.86        63,262        *                *                      *

Chapman DEM(R) Equity
     2002                            11    $4.22 to $4.68             51        -          0.65% to 1.00%       -31.99% to 4.17%
     2001                            13        $6.88                  92        **         0.00% to 1.75%              **
     2000                            **          **                   **        **               **                    **

Evergreen Special Values
     2002                           819   $11.44 to $11.56         9,367        -          0.95% to 1.00%       -7.97% to -7.92%
     2001                           316   $12.43 to $12.56         3,926        **         0.00% to 1.75%              **
     2000                            **          **                   **        **               **                    **

FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
     2002                        16,267    $8.79 to $19.07       226,895       1.66%       0.00% to 1.50%      -18.19% to -17.24%
     2001                        13,666   $10.66 to $23.23       237,314       5.91%       0.00% to 1.75%       -6.38% to -5.29%
     2000                        10,367   $11.30 to $24.73       195,903        *                *                      *

Fidelity(R) VIP Growth
     2002                        23,257    $8.30 to $18.00       277,744       0.25%       0.00% to 1.50%      -31.15% to -30.35%
     2001                        22,173   $11.97 to $26.05       388,351       7.04%       0.00% to 1.75%      -18.89% to -17.94%
     2000                        20,583   $14.65 to $32.00       448,872        *                *                      *

Fidelity(R) VIP High Income
     2002                           529    $6.58 to $6.61          3,569       8.54%       1.00% to 1.50%        2.31% to 2.41%
     2001                           411    $6.43 to $6.45          2,694      12.33%       0.75% to 1.50%      -12.83% to -12.67%
     2000                           332    $7.38 to $7.39          2,450        *                *                      *

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS (CONTINUED):
Fidelity(R) VIP Overseas
   2002                                1,719    $5.21 to $9.79    $    14,076       0.74%    0.00% to 1.50%     -21.47% to -20.56%
   2001                                1,306   $6.61 to $12.42         14,766      13.21%    0.00% to 1.75%     -22.35% to -21.44%
   2000                                1,232   $8.47 to $15.94         18,192          *            *                    *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET
 MANAGER(SM)
   2002                                1,221   $14.88 to $14.94        18,235       3.97%    1.00% to 1.10%      -9.73% to -9.64%
   2001                                1,306   $16.48 to $16.54        21,589       5.70%    1.05% to 1.25%      -5.29% to -5.10%
   2000                                1,362   $17.41 to $17.43        23,730          *            *                    *

Fidelity(R) VIP II Contrafund(R)
   2002                               23,810   $10.26 to $19.58       382,356       0.79%    0.00% to 1.50%      -10.70% to -9.48%
   2001                               20,685   $11.40 to $21.82       375,287       3.44%    0.00% to 1.75%     -13.56% to -12.55%
   2000                               19,961   $11.84 to $25.13       420,902          *            *                    *

Fidelity(R) VIP II Index 500
   2002                                4,302   $16.83 to $16.90        72,668       1.32%    1.00% to 1.10%     -23.10% to -23.32%
   2001                                4,378   $21.89 to $21.96        96,097       1.12%    1.05% to 1.25%     -13.20% to -13.03%
   2000                                4,146   $25.21 to $25.25       104,650          *            *                    *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS:
Franklin Small Cap Value Securities
   2002                                  860    $9.19 to $9.32          7,951       0.55%    0.55% to 1.50%     -10.62% to -10.12%
   2001                                   13   $10.28 to $10.30           130         **     0.00% to 1.75%             **
   2000                                   **          **                   **         **           **                   **

ING GET FUND:
ING GET Fund - Series D
   2002                               22,908   $10.04 to $10.59       234,066       4.30%    0.25% to 1.75%       -1.09% to 0.06%
   2001                               28,027   $10.15 to $10.54       288,294       1.46%    0.25% to 1.75%        0.22% to 1.38%
   2000                               32,394   $10.13 to $10.38       331,079          *            *                    *

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

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series E
   2002                               10,072   $10.23 to $10.62   $   104,443      4.02%     0.25% to 1.75%       2.28% to 3.36%
   2001                               11,703   $10.01 to $10.28       118,197      0.79%     0.25% to 1.75%       -0.96% to 0.10%
   2000                               12,965   $10.10 to $10.27       131,675         *             *                    *

ING GET Fund - Series G
   2002                                2,896   $10.16 to $10.48        29,756      3.84%     0.25% to 1.75%       3.15% to 4.13%
   2001                                3,400   $9.85 to $10.11         33,746      0.39%     0.25% to 1.75%       -0.35% to 0.08%
   2000                                3,829   $9.88 to $10.03         38,004         *             *                    *

ING GET Fund - Series H
   2002                                2,251   $10.23 to $10.62        23,282      3.60%     0.25% to 1.75%       2.95% to 3.93%
   2001                                2,578   $9.93 to $10.17         25,808      0.47%     0.25% to 1.75%       -1.09% to 0.08%
   2000                                2,894   $9.87 to $10.16         29,176         *             *                    *

ING GET Fund - Series I
   2002                                  117        $10.15              1,190      3.54%          1.75%                3.52%
   2001                                  128        $9.80               1,252      0.24%          1.75%               -0.60%
   2000                                  138        $9.86               1,364         *             *                    *

ING GET Fund - Series J
   2002                                   39        $10.10                394      3.47%          1.75%                4.23%
   2001                                   39        $9.69                 381      0.16%          1.75%               -0.46%
   2000                                   47        $9.73                 457         *             *                    *

ING GET Fund - Series K
   2002                                  200   $10.17 to $10.27         2,048      2.74%     1.25% to 1.75%       3.90% to 4.41%
   2001                                  231    $9.79 to $9.84          2,275      0.00%     1.30% to 1.75%      -2.52% to -2.09%
   2000                                  285   $10.04 to $10.05         2,863         *             *                    *

ING GET Fund - Series L
   2002                                  117        $10.12              1,187      0.05%          1.25%                1.41%
   2001                                  131        $9.98               1,305      4.60%          1.30%               -0.36%
   2000                                    2        $10.02                 16         *             *                    *

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

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series Q
   2002                                  498        $10.11        $     5,031       2.28%         1.25%                 ***
   2001                                  364        $10.00              3,642         **          1.05%                 **
   2000                                   **          **                   **         **           **                   **

ING GET Fund - Series S
   2002                                4,624   $10.04 to $10.11        46,558        ***     0.25% to 1.75%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

ING VP BALANCED
   2002                               32,476   $10.03 to $26.92       597,925       1.06%    0.00% to 1.50%     -11.64% to -10.62%
   2001                               36,765   $11.27 to $30.30       768,043       5.73%    0.00% to 1.75%      -5.66% to -4.54%
   2000                               38,718   $11.85 to $31.93       875,436         *             *                    *

ING VP BOND
   2002                               24,208   $13.07 to $68.41       458,178       3.22%    0.00% to 1.50%       6.72% to 7.96%
   2001                               23,313   $12.15 to $63.81       409,596       6.40%    0.00% to 1.75%       7.12% to 8.37%
   2000                               17,978   $11.26 to $59.29       301,919          *            *                    *

ING VP EMERGING MARKETS
   2002                                  871    $5.75 to $5.77          5,020         -           1.00%         -10.24% to -10.23%
   2001                                  859    $6.41 to $6.43          5,519      20.84%    1.00% to 1.25%     -11.54% to -11.37%
   2000                                  878    $7.24 to $7.25          6,367         *             *                    *

ING VP MONEY MARKET
   2002                               23,887   $11.78 to $49.45       368,846       3.78%    0.00% to 1.50%       0.11% to 1.27%
   2001                               24,401   $11.68 to $48.83       374,569       5.45%    0.00% to 1.75%       2.38% to 3.62%
   2000                               21,736   $11.32 to $47.51       322,714         *             *                    *

ING VP NATURAL RESOURCES
   2002                                1,022   $8.30 to $13.46         11,897       0.18%    0.00% to 1.50%      -3.56% to -2.54%

   2001                                1,061   $8.54 to $13.82         12,751         -      0.00% to 1.75%     -17.19% to -16.23%
   2000                                1,140   $10.24 to $16.64        16,696         *             *                    *

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation
 Balanced
   2002                                3,907   $8.84 to $13.98    $    47,846      2.59%     0.00% to 1.50%      -10.89% to -9.85%
   2001                                4,144   $9.85 to $15.59         57,038      2.54%     0.00% to 1.75%      -8.39% to -7.32%
   2000                                4,127   $10.67 to $16.92        62,530        *              *                    *

ING VP Strategic Allocation Growth
   2002                                4,739   $7.99 to $13.73         56,046      1.75%     0.00% to 1.50%     -15.04% to -14.06%
   2001                                4,817   $9.34 to $16.07         67,010      1.60%     0.00% to 1.75%     -12.87% to -11.85%
   2000                                4,801   $10.63 to $18.33        77,057        *              *                    *

ING VP Strategic Allocation Income
   2002                                2,347   $10.23 to $14.66        31,610      3.44%     0.00% to 1.50%      -5.77% to -4.68%
   2001                                2,600   $10.77 to $15.41        37,096      4.35%     0.00% to 1.75%      -3.84% to -2.71%
   2000                                2,622   $11.12 to $15.89        39,124        *              *                    *

ING PARTNERS, INC.:
ING Alger Aggressive Growth -
 Initial Class
   2002                                    -        $9.58                   -       ***           0.00%                 ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING Alger Aggressive Growth -
 Service Class
   2002                                  166    $5.00 to $7.32            902       ***      0.60% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING Alger Growth
   2002                                   39    $6.48 to $6.85            255       ***      0.75% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING American Century Small Cap
 Value
   2002                                  227    $8.07 to $8.12          1,834       ***      0.55% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
   2002                                  372    $8.67 to $8.73    $     3,239       ***      0.55% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING DSI Enhanced Index
   2002                                   19    $6.18 to $8.04            126       ***      0.60% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING Goldman Sachs(R) Capital Growth
   2002                                   43    $7.59 to $8.32            347       ***      0.60% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING JPMorgan Fleming International
   2002                                8,676   $7.24 to $15.19        107,839       0.62%    0.00% to 1.50%     -19.30% to -18.37%
   2001                                9,398   $8.90 to $18.73        145,566      23.69%    0.00% to 1.75%     -28.02% to -27.18%
   2000                               10,064   $12.27 to $25.91       219,543        *              *                    *

ING JPMorgan Mid Cap Value
   2002                                  113    $9.15 to $9.21          1,038       ***      0.60% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING MFS Capital Opportunities
   2002                                8,811   $7.36 to $20.69        129,150        -       0.00% to 1.50%     -31.20% to -30.41%
   2001                                9,985   $10.67 to $29.93       216,006      18.63%    0.00% to 1.75%     -25.88% to -25.02%
   2000                                9,596   $14.36 to $40.20       291,499        *              *                    *

ING MFS Global Growth
   2002                                   24    $8.30 to $8.35            202       ***      0.70% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
   2002                               11,666   $6.95 to $11.58    $   114,492       0.20%    0.00% to 1.50%     -26.01% to -25.15%
   2001                               12,954   $9.39 to $15.50        172,262      20.46%    0.00% to 1.75%     -22.07% to -21.20%
   2000                               13,514   $12.05 to $19.72       234,529         *             *                    *

ING OpCap Balanced Value
   2002                                   59    $8.00 to $9.69            515        ***     0.70% to 1.50%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

ING PIMCO Total Return
   2002                                1,518   $10.70 to $10.77        16,279        ***     0.55% to 1.50%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

ING Salomon Brothers Aggressive
 Growth
   2002                               21,979    $5.54 to $9.90        175,927         -      0.00% to 1.50%     -36.27% to -35.53%
   2001                               24,305   $8.63 to $15.50        305,237       6.20%    0.00% to 1.75%     -26.33% to -25.47%
   2000                               24,658   $11.63 to $20.98       425,188         *             *                    *

ING Salomon Brothers Capital
   2002                                   23   $7.48 to $11.99            244        ***     0.60% to 1.50%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

ING Salomon Brothers Investors
 Value
   2002                                   67    $7.62 to $9.89            635        ***     0.60% to 1.40%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
   2002                               12,185   $9.02 to $16.86    $   169,889      0.19%     0.00% to 1.50%     -24.44% to -23.64%
   2001                               12,122   $11.85 to $22.20       223,753     15.67%     0.00% to 1.75%     -11.56% to -10.53%
   2000                               11,636   $13.30 to $24.99       244,865        *              *                    *

ING UBS Tactical Asset Allocation
   2002                                   42   $7.61 to $23.76            474       ***      0.60% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING Van Kampen Comstock
   2002                                  983    $8.29 to $8.35          8,175       ***      0.55% to 1.50%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING VARIABLE FUNDS:
ING VP Growth and Income
   2002                              139,292   $6.29 to $199.83     2,141,418      0.84%     0.00% to 1.50%     -26.11% to -25.25%
   2001                              162,099   $8.45 to $268.94     3,399,498      0.60%     0.00% to 1.75%     -19.62% to -18.68%
   2000                              178,363  $10.44 to $332.72     4,739,548        *              *                    *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
   2002                                7,963   $3.92 to $10.79         76,539        -       0.00% to 1.50%     -30.00% to -29.19%
   2001                                8,753   $5.57 to $15.43        120,765     11.29%     0.00% to 1.75%     -28.16% to -27.32%
   2000                                8,901   $7.72 to $21.24        171,159        *              *                    *

ING VP Index Plus LargeCap
   2002                               29,577   $8.36 to $14.03        378,460      0.24%     0.00% to 1.50%     -22.70% to -21.80%
   2001                               27,743   $10.73 to $18.18       459,606      4.07%     0.00% to 1.75%     -14.92% to -13.92%
   2000                               25,137   $12.52 to $21.13       488,938        *              *                    *

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
   2002                               11,364   $12.33 to $13.38   $   144,261      0.45%     0.00% to 1.50%     -13.40% to -12.40%
   2001                                6,071   $14.24 to $15.20        88,491      5.86%     0.00% to 1.75%       -2.80% to -1.67%
   2000                                3,705   $14.65 to $15.46        55,395        *              *                    *

ING VP Index Plus SmallCap
   2002                                5,909    $8.96 to $9.88         54,579      0.17%     0.00% to 1.50%     -14.50% to -13.51%
   2001                                2,687   $10.48 to $11.37        28,860      4.91%     0.00% to 1.75%       0.87% to 2.05%
   2000                                1,211   $9.94 to $11.14         12,843        *              *                    *

ING VP International Equity
   2002                                1,316    $4.43 to $6.40          8,248      0.22%     0.00% to 1.50%     -27.77% to -26.93%
   2001                                1,269    $6.10 to $8.79         10,978      0.11%     0.00% to 1.75%     -25.02% to -24.14%
   2000                                1,117   $8.09 to $11.62         12,949        *              *                    *

ING VP Small Company
   2002                                9,115   $7.15 to $14.86        115,085      0.48%     0.00% to 1.50%     -24.37% to -23.50%
   2001                                7,976   $9.41 to $19.68        134,200      3.51%     0.00% to 1.75%       2.44% to 3.64%
   2000                                6,314   $9.15 to $19.00        104,712        *              *                    *

ING VP Technology
   2002                                8,904    $2.53 to $2.64         23,001        -       0.00% to 1.50%     -42.16% to -41.49%
   2001                                7,145    $4.35 to $4.50         31,754        -       0.00% to 1.75%     -24.13% to -23.22%
   2000                                4,262    $5.71 to $5.87         24,855        *              *                    *

ING VP Value Opportunity
   2002                                9,633   $9.09 to $13.82        115,345      0.46%     0.00% to 1.50%     -27.07% to -26.22%
   2001                                7,322   $12.37 to $18.98       118,660      4.66%     0.00% to 1.75%      -10.97% to -9.93%
   2000                                3,530   $13.79 to $20.91        63,066        *              *                    *

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
ING VARIABLE PRODUCTS:
ING VP Growth Opportunities
   2002                                   26    $6.00 to $6.08    $       158        -       0.55% to 1.40%           -32.22%
   2001                                    1        $8.92                  10        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

ING VP International Value
   2002                                1,603    $7.95 to $8.07         12,825      0.86%     0.45% to 1.50%     -16.56% to -16.17%
   2001                                  160    $9.54 to $9.56          1,529        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

ING VP MagnaCap
   2002                                   80    $6.82 to $6.86            544       ***      0.60% to 1.40%             ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

ING VP MidCap Opportunities
   2002                                   66    $6.89 to $6.99            457        -       0.55% to 1.50%     -26.79% to -26.57%
   2001                                    3    $9.45 to $9.46             30        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

ING VP SmallCap Opportunities
   2002                                  446    $4.96 to $5.04          2,239        -       0.45% to 1.50%     -44.29% to -44.13%
   2001                                    7    $8.95 to $8.96             59        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
 Growth
   2002                               31,862   $7.88 to $15.46        369,184        -       0.00% to 1.50%     -29.01% to -28.04%
   2001                               34,630   $11.02 to $21.67       569,410        -       0.00% to 1.75%     -40.36% to -39.66%
   2000                               33,795   $18.33 to $36.17       950,193        *              *                    *

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
   2002                               19,717   $8.29 to $21.87    $   353,540      2.57%     0.00% to 1.50%      -7.84% to -6.77%
   2001                               17,000   $8.95 to $23.65        338,450      2.71%     0.00% to 1.75%      -6.13% to -5.04%
   2000                               13,548   $9.49 to $25.11        296,054        *              *                    *

Janus Aspen Series Capital
 Appreciation
   2002                                  326    $6.15 to $8.32          2,019      0.33%     1.00% to 1.25%           -16.77%
   2001                                   72        $7.39                 530        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

Janus Aspen Series Flexible Income
   2002                                5,626   $12.74 to $19.53        92,271      4.52%     0.00% to 1.50%       8.83% to 10.09%
   2001                                3,776   $11.67 to $17.78        56,744      6.11%     0.00% to 1.75%       6.13% to 7.36%
   2000                                2,595   $10.97 to $16.61        36,898        *              *                    *

Janus Aspen Series Growth
   2002                               16,346   $7.70 to $14.67        199,166        -       0.00% to 1.50%     -27.61% to -26.77%
   2001                               18,060   $10.56 to $20.16       305,619      0.25%     0.00% to 1.75%     -25.86% to -25.00%
   2000                               17,916   $14.14 to $27.07       412,686        *              *                    *

Janus Aspen Series Worldwide Growth
   2002                               36,207   $7.94 to $18.36        513,443      0.87%     0.00% to 1.50%     -26.61% to -25.61%
   2001                               40,344   $10.75 to $24.94       783,656      0.45%     0.00% to 1.75%     -23.60% to -22.71%
   2000                               42,211   $13.96 to $32.52     1,083,720        *              *                    *

Janus Twenty
   2002                                   99    $3.86 to $3.88            383      0.63%     0.95% to 1.10%     -24.85% to -24.74%
   2001                                   97    $5.14 to $5.15            497        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

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

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
LORD ABBETT FUNDS:
Lord Abbett Growth and Income
   2002                                1,545    $7.83 to $7.93    $    12,172      1.05%     0.55% to 1.50%     -19.17% to -18.81%
   2001                                  126    $9.70 to $9.72          1,226        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

Lord Abbett Mid-Cap Value - Class A
   2002                                    2        $9.50                  21       ***           0.00%                 ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

Lord Abbett Mid-Cap Value
   2002                                1,213    $8.29 to $8.41         10,124      1.08%     0.55% to 1.50%     -10.91% to -10.64%
   2001                                   28    $9.34 to $9.35            265        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Total Return
   2002                                3,443   $11.41 to $11.45        39,338      1.50%     1.00% to 1.10%      -6.21% to -6.11%
   2001                                1,743   $12.16 to $12.20        21,228      3.77%     1.05% to 1.25%      -1.00% to -0.81%
   2000                                  395   $12.28 to $12.30         4,860        *              *                    *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
   2002                                    -          -                     3       ***           1.25%                 ***
   2001                                  ***         ***                  ***       ***            ***                  ***
   2000                                  ***         ***                  ***       ***            ***                  ***

Oppenheimer Developing Markets
   2002                                  145        $8.91               1,294      2.50%          1.00%               -2.58%
   2001                                   24   $9.15 to $13.82            223        **      0.00% to 1.75%             **
   2000                                   **          **                   **        **            **                   **

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

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Global Securities
   2002                               10,640   $10.74 to $11.36   $   117,400       0.51%    0.00% to 1.50%     -23.30% to -22.41%
   2001                                6,078   $14.01 to $14.59        86,986      10.25%    0.00% to 1.75%     -13.36% to -12.34%
   2000                                3,052   $16.17 to $16.76        50,259         *             *                    *

Oppenheimer Main Street Growth &
 Income
   2002                                    -          -                    28        ***     1.25% to 1.50%             ***
   2001                                  ***         ***                  ***        ***           ***                  ***
   2000                                  ***         ***                  ***        ***           ***                  ***

Oppenheimer Strategic Bond
   2002                                1,474   $11.06 to $11.73        16,662       6.58%    0.00% to 1.50%       5.84% to 7.07%
   2001                                  924   $10.45 to $10.91         9,817       6.28%    0.00% to 1.75%       3.28% to 4.48%
   2000                                  586   $10.12 to $10.79         6,010         *             *                    *

PAX WORLD BALANCED
   2002                                  195    $8.14 to $8.22          1,605       1.68%    0.85% to 1.25%           -9.77%
   2001                                  254        $9.10               2,309         **     0.00% to 1.75%             **
   2000                                   **          **                   **         **           **                   **

PIONEER VARIABLE CONTRACTS:
Pioneer Equity Income VCT
   2002                                  472    $7.96 to $8.07          3,782       2.54%    0.55% to 1.50%     -16.99% to -16.62%
   2001                                    9    $9.60 to $9.62             88         **     0.00% to 1.75%             **
   2000                                   **          **                   **         **           **                   **

Pioneer Fund VCT
   2002                                   57    $7.51 to $7.61            432       1.24%    0.55% to 1.50%     -20.16% to -19.80%
   2001                                    1    $9.41 to $9.43              9         **     0.00% to 1.75%             **
   2000                                   **          **                   **         **           **                   **

                                      UNITS    UNIT FAIR VALUE    NET ASSETS    INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO  EXPENSE RATIO           HIGHEST
-----------------------------------  -------  ------------------  -----------  ------------  --------------   ----------------------
PIONEER VARIABLE CONTRACTS
 (CONTINUED):
Pioneer Mid Cap Value VCT
   2002                                245      $8.70 to $8.82    $     2,143      0.33%     0.55% to 1.50%     -12.53% to -12.05%
   2001                                  8      $9.95 to $9.97             81        **      0.00% to 1.75%             **
   2000                                 **            **                   **        **            **                   **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

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